UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2016
(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Arbitrage Fund

Touchstone Emerging Markets Equity Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Fund (formerly known as Touchstone Small Cap Core Fund)

Touchstone Small Cap Value Fund

Touchstone Total Return Bond Fund

Touchstone Ultra Short Duration Fixed Income Fund

This report identifies the Funds’ investments on March 31, 2016. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2016

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	23.1%
Consumer Discretionary	21.8
Financials	11.2
Industrials	7.4
Energy	7.3
Health Care	5.9
Utilities	5.1
Materials	4.1
Commercial Paper	7.5
Corporate Bonds	3.5
Investment Fund	6.4
Cash Collateral for Securities Sold	17.1
Short
Other Assets/Liabilities (Net)	2.1
122.5
Short Positions
Common Stocks
Consumer Discretionary	(8.5)
Financials	(5.7)
Energy	(3.3)
Information Technology	(3.0)
Health Care	(2.0)
(22.5)
Total	100.0%

Touchstone Emerging Markets Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
China	10.9%
Taiwan	9.4
South Korea	8.0
India	7.4
Hong Kong	6.9
Korea	5.5
Brazil	5.5
South Africa	5.4
Mexico	4.3
Cayman Islands	4.1
Russia	3.2
Thailand	3.1
Indonesia	2.2
Turkey	2.1
Malaysia	1.8
Chile	1.5
Czech Republic	1.2
Singapore	1.1
Bermuda	1.1
United Arab Emirates	0.6
Israel	0.4
Netherlands	0.4
United States	0.4
Luxembourg	0.4
United Kingdom	0.2
Jersey	0.2
Canada	0.1
Rights	0.0
Investment Funds	12.3
Other Assets/Liabilities (Net)	0.3
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Merger Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Consumer Discretionary	17.0%
Information Technology	16.2
Financials	10.1
Industrials	5.3
Energy	5.1
Health Care	4.0
Utilities	3.6
Materials	3.0
Telecommunication Services	3.0
Corporate Bonds	7.8
Commercial Mortgage-Backed	1.3
Securities
Commercial Paper	16.3
Investment Fund	23.9
Cash Collateral for Securities Sold	1.8
Short
Other Assets/Liabilities (Net)	(2.8)
115.6
Short Positions
Common Stocks
Consumer Discretionary	(5.8)
Financials	(3.9)
Energy	(2.4)
Information Technology	(2.1)
Health Care	(1.4)
(15.6)
Total	100.0%

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	31.4%
Materials	14.6
Information Technology	14.6
Industrials	14.3
Financials	10.7
Consumer Staples	9.1
Health Care	2.0
Investment Funds	3.8
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	26.3%
Information Technology	13.0
Industrials	10.2
Consumer Discretionary	10.0
Utilities	9.5
Health Care	9.3
Consumer Staples	8.4
Materials	6.8
Energy	5.1
Investment Funds	4.3
Other Assets/Liabilities (Net)	(2.9)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Financials	28.4%
Health Care	18.1
Information Technology	12.7
Industrials	8.5
Energy	8.2
Telecommunication Services	7.3
Consumer Staples	5.7
Consumer Discretionary	5.3
Materials	5.1
Investment Funds	0.6
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	51.7%
Health Care	21.6
Consumer Discretionary	17.1
Financials	3.9
Materials	2.6
Energy	2.2
Investment Funds	5.3
Other Assets/Liabilities (Net)	(4.4)
Total	100.0%

Touchstone Small Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	26.1%
Industrials	22.7
Financials	20.8
Materials	10.3
Consumer Staples	7.5
Energy	3.8
Information Technology	3.8
Health Care	2.7
Warrants	0.0
Investment Funds	3.1
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	34.7%
Industrials	23.0
Materials	11.0
Energy	10.0
Information Technology	8.1
Consumer Discretionary	5.9
Consumer Staples	1.9
Investment Funds	8.1
Other Assets/Liabilities (Net)	(2.7)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Total Return Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	57.1%
AA/Aa	9.7
A/A	10.0
BBB/Baa	15.4
BB/Ba	2.7
B/B	0.9
CCC	0.3
Not Rated	3.9
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	36.4%
AA/Aa	12.1
A/A	17.9
BBB/Baa	17.6
BB/Ba	0.1
CCC	0.2
Not Rated	15.7
Total	100.0%

* Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

6

Portfolio of Investments

Touchstone Arbitrage Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 85.9%

Information Technology — 23.1%
Atmel Corp.	586,985	$4,766,318
Fairchild Semiconductor International, Inc.*††	220,560	4,411,200
Heartland Payment Systems, Inc.††	54,510	5,264,031
Newport Corp.*††	157,170	3,614,910
SanDisk Corp.††	63,080	4,799,126
Youku Tudou, Inc. ADR*	172,850	4,751,646
		27,607,231

Consumer Discretionary — 21.8%
Cablevision Systems Corp. - Class A	112,500	3,712,500
Homeinns Hotel Group ADR*	51,005	1,818,328
Jarden Corp.*††	83,730	4,935,884
Media General, Inc.*	180,000	2,935,800
RONA, Inc. (Canada)	205,000	3,736,169
Starwood Hotels & Resorts Worldwide, Inc.††	64,800	5,406,264
Time Warner Cable, Inc.††	16,890	3,456,032
		26,000,977

Financials — 11.2%
Anchor BanCorp Wisconsin, Inc.*	95,020	4,281,601
Astoria Financial Corp.††	271,330	4,297,867
National Interstate Corp.††	88,866	2,658,871
NorthStar Realty Finance Corp. REIT††	76,560	1,004,467
Winthrop Realty Trust REIT	84,690	1,111,980
		13,354,786

Industrials — 7.4%
Blount International, Inc.*	180,620	1,802,587
Powersecure International, Inc.*	106,380	1,988,243
TNT Express N.V. (Netherlands)	565,000	5,070,025
		8,860,855

Energy — 7.3%
Cameron International Corp.*	75,940	5,091,777
Columbia Pipeline Group, Inc.	144,500	3,626,950
		8,718,727

Health Care — 5.9%
Alere, Inc.*	64,585	3,268,647
Baxalta, Inc.††	92,770	3,747,908
		7,016,555

Utilities — 5.1%
Cleco Corp.	32,725	1,806,747
TECO Energy, Inc.††	156,730	4,314,777
		6,121,524

Materials —4.1%
Airgas, Inc.††	34,180	4,841,255
Total Common Stocks		$102,521,910

Principal		Market
Amount		Value

	Corporate Bonds — 3.5%

	Consumer Discretionary — 1.3%
$1,500,000	Time Warner Cable, Inc.,
	5.850%, 5/1/17	$1,563,651

	Financials — 1.2%
1,620,000	PNC Preferred Funding Trust II, 144a,
	1.856%, 3/29/49(A)(B)	1,360,800

	Energy —1.0%
1,215,000	Anadarko Petroleum Corp.,
	5.950%, 9/15/16	1,236,095
	Total Corporate Bonds	$4,160,546

	Commercial Paper — 7.5%
2,300,000	Deutsche Telekom AG, 0.800%,
	Due 4/4/16(c)	2,299,866
2,000,000	Entergy Corp, 0.940%, Due 4/1/16(c)	1,999,966
2,300,000	Ford Motor Credit Co., 1.172%,
	Due 4/4/16(c)	2,299,709
2,350,000	Mohawk Industries Inc., 0.730%,
	Due 4/4/16(c)	2,349,885
	Total Commercial Paper	$8,949,426

	Shares

Investment Fund — 6.4%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	7,719,632	7,719,632

Total Long Positions
(Cost $121,783,421)		$123,351,514

Securities Sold Short — (22.5%)

Common Stocks — (22.5%)

Consumer Discretionary — (8.5%)
Charter Communications, Inc. - Class A*	(9,135)	(1,849,198)
Interval Leisure Group, Inc.	(25,920)	(374,285)
Marriott International, Inc. - Class A	(51,840)	(3,689,971)
Newell Rubbermaid, Inc.	(72,174)	(3,196,587)
Nexstar Broadcasting Group, Inc. - Class A	(22,482)	(995,278)
		(10,105,319)

Financials — (5.7%)
New York Community Bancorp, Inc.	(271,330)	(4,314,147)
Old National BanCorp.	(202,391)	(2,467,146)
		(6,781,293)

Energy — (3.3%)
Schlumberger Ltd. (Curacao)	(54,372)	(4,009,935)

Information Technology — (3.0%)
Global Payments, Inc.	(36,449)	(2,380,120)

7

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (22.5%) (Continued)

Information Technology — (Continued)
Microchip Technology, Inc.	(11,140)	$(536,948)
Western Digital Corp.	(15,056)	(711,245)
		(3,628,313)

Health Care — (2.0%)
Shire PLC, ADR	(13,748)	(2,363,281)
Total Common Stocks		$(26,888,141)

Total Securities Sold Short
(Proceeds $25,534,767)		$(26,888,141)

Total — 80.8%		$96,463,373

Cash Collateral for Securities Sold Short — 17.1%		20,402,426

Other Assets in Excess of Liabilities — 2.1%		2,511,046

Net Assets — 100.0%		$119,376,845

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2016 was $43,589,728.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR – Euro

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $1,360,800 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$102,521,910	$—	$—	$102,521,910
Corporate Bonds	—	4,160,546	—	4,160,546
Commercial Paper	—	8,949,426	—	8,949,426
Investment Fund	7,719,632	—	—	7,719,632
Total Assets	$110,241,542	$13,109,972	$—	$123,351,514

Liabilities:
Securities Sold Short
Common Stocks	$(26,888,141)	$—	$—	$(26,888,141)

Other Financial Instruments**
Liabilities:
Forward Foreign Currency Contracts	—	(276,571)	—	(276,571)
Total	$83,353,401	$12,833,401	$—	$96,186,802

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation on forward foreign currency contracts.

8

Touchstone Arbitrage Fund (Unaudited) (Continued)

Transactions in written options for the period ended March 31, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, September 30, 2015	840	$157,041
Put Options Expired	(840)	(157,041)
End of Period, March 31, 2016	—	$—

Forward Foreign Currency Contracts
		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation
Brown Brothers Harriman	04/29/2016	USD	3,570,650	EUR	3,136,000	$(875)
Brown Brothers Harriman	04/29/2016	USD	836,613	EUR	744,000	(10,713)
Brown Brothers Harriman	04/29/2016	USD	699,635	EUR	640,000	(29,247)
Brown Brothers Harriman	05/27/2016	USD	3,552,706	CAD	4,920,000	(235,736)
						$(276,571)

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 87.4%

China — 10.9%

Financials — 6.4%
Agricultural Bank of China Ltd.- Class H	147,000	$52,885
Bank of China Ltd. - Class H	300,000	124,550
China Construction Bank Corp. - Class H	285,000	182,444
China Life Insurance Co. Ltd. - Class H	31,000	76,175
China Merchants Bank Co. Ltd.- Class H	27,500	57,874
China Pacific Insurance Group Co. Ltd.- Class H	14,600	54,830
Haitong Securities Co. Ltd. - Class H	32,800	56,074
Industrial & Commercial Bank of China - Class H	386,000	216,227
Ping An Insurance Group Co. of China Ltd.- Class H	19,000	91,177

Health Care — 0.9%
Sinopharm Group Co. Ltd.- Class H	30,000	135,578

Industrials — 0.7%
Weichai Power Co. Ltd. - Class H	93,000	104,184

Information Technology — 2.1%
Alibaba Group Holding Ltd. ADR*	1,957	154,662
Baidu, Inc. ADR*	542	103,457
NetEase, Inc. ADR	312	44,797

Utilities — 0.8%
Huadian Power International Corp. Ltd.- Class H	86,000	54,873
Huaneng Power International, Inc. - Class H	62,000	55,591
Total China		1,565,378

Taiwan — 9.4%

Consumer Discretionary — 1.3%
Eclat Textile Co. Ltd.	4,000	52,702
Giant Manufacturing Co. Ltd.	23,000	132,926

Financials — 1.2%
Cathay Financial Holding Co. Ltd.	45,000	53,839
CTBC Financial Holding Co. Ltd.	106,000	55,975
Fubon Financial Holding Co. Ltd.	43,000	54,769

Information Technology — 6.1%
Delta Electronics, Inc.	28,000	123,432
Hon Hai Precision Industry Co. Ltd.	45,000	118,452
MediaTek, Inc.	7,000	53,696
Taiwan Semiconductor Manufacturing Co. Ltd.	117,000	583,577

Materials — 0.8%
China Steel Corp.	86,000	59,808
Formosa Plastics Corp.	21,000	52,071
Total Taiwan		1,341,247

South Korea — 8.0%

Consumer Discretionary — 1.4%
HankookTire Co. Ltd.	1,435	68,257
Kia Motors Corp.	2,917	123,217

Financials — 1.7%
Shinhan Financial Group Co. Ltd.	7,006	246,610

Information Technology — 4.5%
Samsung Electronics Co. Ltd.	562	644,955

Materials — 0.4%
POSCO	314	59,898
Total South Korea		1,142,937

India — 7.4%

Consumer Discretionary — 1.9%
Bharat Forge Ltd.	5,180	68,273
Mahindra & Mahindra Ltd.	5,207	95,152
Zee Entertainment Enterprises Ltd.	20,000	116,829

Consumer Staples — 0.9%
ITC Ltd.	25,048	124,103

Energy — 1.4%
Oil & Natural Gas Corp. Ltd.	19,175	61,970
Reliance Industries Ltd.	8,635	136,273

Health Care — 0.5%
Lupin Ltd.	3,560	79,522

Information Technology — 1.3%
HCL Technologies Ltd.	8,284	101,814
Infosys Ltd.	4,725	86,814

Materials — 0.6%
UPL Ltd.	11,375	82,054

Telecommunication Services — 0.8%
Bharti Airtel Ltd.	20,783	110,104
Total India		1,062,908

Hong Kong — 6.9%

Energy — 1.1%
CNOOC Ltd.	135,000	157,551

Financials — 4.2%
AIA Group Ltd.	21,800	123,912
China Overseas Land & Investment Ltd.	72,000	228,036
China Overseas Property Holdings Ltd.*	70,001	10,231
China Resources Land Ltd.	20,000	51,312
Wharf Holdings Ltd.	33,000	180,757

Telecommunication Services — 1.6%
China Mobile Ltd.	21,000	232,574
Total Hong Kong		984,373

10

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 87.4% (Continued)

Korea — 5.5%

Consumer Discretionary — 0.9%
Hyundai Mobis Co. Ltd.	238	$51,855
Hyundai Motor Co. (Preference)	867	78,783

Consumer Staples — 1.5%
Amorepacific Corp.	182	61,547
LG Household & Health Care Ltd.	70	57,880
Orion Corp. Republic of Korea	117	93,588

Financials — 0.4%
Samsung Fire & Marine Insurance Co. Ltd.	210	54,236

Health Care — 0.4%
Celltrion, Inc.*	600	57,560

Industrials — 0.7%
Samsung C&T Corp.	405	50,563
SK Holdings Co. Ltd.	268	52,304

Information Technology — 0.8%
NAVER Corp.	116	64,643
SK Hynix, Inc.	2,064	50,811

Materials — 0.4%
LG Chem Ltd.	216	61,990

Utilities — 0.4%
Korea Electric Power Corp.	1,112	58,253
Total Korea		794,013

Brazil — 5.5%

Consumer Discretionary — 0.6%
Lojas Americanas SA (Preference)	19,603	91,265

Consumer Staples — 0.4%
Ambev SA	10,637	55,498

Energy — 0.6%
Petroleo Brasileiro SA*	26,686	78,670

Financials — 1.5%
Banco Bradesco SA (Preference)	19,795	148,419
Itau Unibanco Holding SA (Preference)	7,831	67,755

Health Care — 0.9%
Odontoprev SA	40,478	128,561

Industrials — 0.5%
Localiza Rent A Car SA	8,685	71,714

Information Technology — 0.4%
Totvs SA	7,921	58,995

Materials — 0.6%
Gerdau SA (Preference)	24,843	45,393
Vale SA ADR†	7,451	31,369
Vale SA (Preference)	3,641	11,544
Total Brazil		789,183

South Africa — 5.4%

Consumer Discretionary — 2.9%
Foschini Group Ltd.	8,463	80,963
Naspers Ltd. - Class H	1,488	207,427
Woolworths Holdings Ltd.	21,249	128,893

Energy — 0.3%
Sasol Ltd.	1,737	51,545

Financials — 1.6%
FirstRand Ltd.	16,562	54,085
Remgro Ltd.	3,105	52,564
Sanlam Ltd.	13,650	63,240
Standard Bank Group Ltd.	6,662	59,611

Telecommunication Services — 0.6%
MTN Group Ltd.	9,069	82,822
Total South Africa		781,150

Mexico — 4.3%

Consumer Staples — 3.1%
Fomento Economico Mexicano SAB de CV ADR	1,922	185,108
Kimberly-Clark de Mexico SAB de CV - Class A	60,719	146,692
Wal-Mart DE Mexico SAB de CV - Class A	48,919	115,805

Financials — 1.0%
Grupo Financiero Banorte SAB de CV - Class O	24,112	136,643

Health Care — 0.2%
Genomma Lab Internacional SAB DE CV - Class B*	44,778	34,652
Total Mexico		618,900

Cayman Islands — 4.1%

Consumer Staples — 0.6%
Tingyi Cayman Islands Holding Corp.	72,000	80,446

Information Technology — 3.5%
Tencent Holdings Ltd.	24,700	504,976
Total Cayman Islands		585,422

Russia — 3.2%

Consumer Staples — 0.4%
Magnit PJSC GDR	1,490	59,443

Energy — 1.4%
Gazprom PAO ADR	18,392	79,270

11

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 87.4% (Continued)

Russia — (Continued)

Energy — (Continued)
Lukoil PJSC ADR	1,771	$68,449
Novatek OAO GDR	578	51,697

Financials — 1.0%
Sberbank of Russia PJSC ADR	11,851	82,246
VTB Bank PJSC GDR	26,882	61,659

Materials — 0.4%
MMC Norilsk Nickel PJSC ADR	4,340	56,246
Total Russia		459,010

Thailand — 3.1%

Energy — 1.7%
PTT Exploration & Production PCL	105,700	210,733
Thai Oil PCL	19,700	38,712

Financials — 0.8%
Kasikornbank PCL	21,600	107,423

Materials — 0.6%
Siam Cement PCL	900	11,962
Siam Cement PCL (Non-Voting)	5,700	75,409
Total Thailand		444,239

Indonesia — 2.2%

Financials — 0.9%
Bank Mandiri PerseroTbk PT	160,600	124,692

Telecommunication Services — 1.3%
Telekomunikasi Indonesia PerseroTbk PT	748,000	188,544
Total Indonesia		313,236

Turkey — 2.1%

Energy — 0.4%
TuprasTurkiye Petrol Rafinerileri AS*	1,907	53,712

Financials — 0.9%
Turkiye Garanti Bankasi AS	44,810	131,101

Telecommunication Services — 0.8%
Turkcell Iletisim Hizmetleri AS	26,109	109,706
Total Turkey		294,519

Malaysia — 1.8%

Consumer Staples — 1.0%
British American Tobacco Malaysia Bhd	10,400	144,051

Industrials — 0.4%
Sime Darby Bhd	26,500	54,018

Utilities — 0.4%
Tenaga Nasional Bhd	15,800	56,453
Total Malaysia		254,522

Chile — 1.5%

Utilities — 1.5%
Enersis Americas SA	767,182	212,472
Enersis Chile SA*	1,514,305	—
Total Chile		212,472

Czech Republic — 1.2%

Financials — 1.2%
Komercni Banka A/S	752	165,975

Singapore — 1.1%

Industrials — 1.1%
Singapore Technologies Engineering Ltd.	67,300	161,165

Bermuda — 1.1%

Financials — 0.5%
Credicorp Ltd.	583	76,379

Information Technology — 0.6%
VTech Holdings Ltd.	6,300	74,784
Total Bermuda		151,163

United Arab Emirates — 0.6%

Financials — 0.6%
First Gulf Bank PJSC	29,207	93,434

Israel — 0.4%

Health Care — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	1,168	62,500

Netherlands — 0.4%

Consumer Discretionary — 0.4%
Steinhoff International Holdings N.V.	9,526	62,490

United States — 0.4%

Materials — 0.4%
Southern Copper Corp.	2,036	56,417

Luxembourg — 0.4%

Energy — 0.4%
Tenaris SA ADR	2,112	52,293

United Kingdom — 0.2%

Consumer Staples — 0.2%
SABMiller PLC	510	31,150

12

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 87.4% (Continued)

Jersey — 0.2%

Materials — 0.2%
Randgold Resources Ltd. ADR	325	$29,513

Canada — 0.1%

Materials — 0.1%
Eldorado Gold Corp.	3,585	11,262
Total Common Stocks		$12,520,871

Number
of
Rights

Rights — 0.0%

Taiwan — 0.0%

Financials — 0.0%
Fubon Financial Holding Co. Ltd., Expiration 4/13/16 Strike Price TWD 60	1,891	$—

	Shares

Investment Funds — 12.3%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	1,735,836	$1,735,836
Invesco Government & Agency Portfolio, Institutional Class, 0.26%**∞Ω	31,755	31,755
Total Investment Funds		$1,767,591

Total Investment Securities —99.7%
(Cost $17,396,732)		$14,288,462

Other Assets in Excess of Liabilities — 0.3%		46,740

Net Assets — 100.0%		$14,335,202

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $30,733.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

TWD - Taiwanese Dollar

13

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
China	$302,916	$1,262,462	$—	$1,565,378
Taiwan	—	1,341,247	—	1,341,247
South Korea	—	1,142,937	—	1,142,937
India	161,576	901,332	—	1,062,908
Hong Kong	—	984,373	—	984,373
Korea	—	794,013	—	794,013
Brazil	789,183	—	—	789,183
South Africa	—	781,150	—	781,150
Mexico	618,900	—	—	618,900
Cayman Islands	—	585,422	—	585,422
Russia	399,567	59,443	—	459,010
Thailand	—	444,239	—	444,239
Indonesia	—	313,236	—	313,236
Turkey	—	294,519	—	294,519
Malaysia	200,504	54,018	—	254,522
Chile	212,472	—	—	212,472
Czech Republic	—	165,975	—	165,975
Singapore	—	161,165	—	161,165
Bermuda	76,379	74,784	—	151,163
United Arab Emirates	—	93,434	—	93,434
Israel	62,500	—	—	62,500
Netherlands	62,490	—	—	62,490
United States	56,417	—	—	56,417
Luxembourg	52,293	—	—	52,293
United Kingdom	—	31,150	—	31,150
Jersey	29,513	—	—	29,513
Canada	11,262	—	—	11,262
Rights	—	—	—	—
Investment Funds	1,767,591	—	—	1,767,591
Total	$4,803,563	$9,484,899	$—	$14,288,462

At March 31, 2016, equity securities valued at $144,051 and $93,434 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of a designated U.S. market index is no longer significant.

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 67.3%

Consumer Discretionary — 17.0%
Cablevision Systems Corp. - Class A††	130,060	$4,291,979
Homeinns Hotel Group ADR*	56,975	2,031,159
Jarden Corp.*††	103,870	6,123,136
Journal Media Group, Inc.	344,015	4,114,419
Media General, Inc.*	208,090	3,393,948
RONA, Inc.	235,000	4,282,926
Starwood Hotels & Resorts Worldwide, Inc. ††	70,510	5,882,649
Time Warner Cable, Inc. ††	19,080	3,904,150
		34,024,366

Information Technology — 16.2%
Atmel Corp.	692,949	5,626,746
Fairchild Semiconductor International, Inc.*††	236,054	4,721,080
Heartland Payment Systems, Inc.††	62,330	6,019,208
Newport Corp.*††	175,746	4,042,158
SanDisk Corp.††	78,260	5,954,021
Youku Tudou, Inc. ADR*	220,180	6,052,748
		32,415,961

Financials — 10.1%
Anchor BanCorp Wisconsin, Inc.*	107,330	4,836,290
Astoria Financial Corp.††	313,270	4,962,197
Hennessy Capital Acquisition Corp. II*	175,000	1,718,500
National Interstate Corp.††	180,332	5,395,533
NorthStar Realty Finance Corp. REIT††	148,098	1,943,039
Winthrop Realty Trust REIT	99,401	1,305,135
		20,160,694

Industrials — 5.3%
Blount International, Inc.*	201,795	2,013,914
PowerSecure International, Inc.*	122,990	2,298,683
TNT Express N.V. (Netherlands)	708,052	6,353,701
		10,666,298

Energy — 5.1%
Cameron International Corp.*	92,070	6,173,294
Columbia Pipeline Group, Inc.	161,435	4,052,018
		10,225,312

Health Care — 4.0%
Alere, Inc.*	74,660	3,778,543
Baxalta, Inc.††	104,820	4,234,728
		8,013,271

Utilities — 3.6%
Cleco Corp.	36,560	2,018,478
TECO Energy, Inc.††	189,865	5,226,983
		7,245,461

Materials — 3.0%
Airgas, Inc.††	42,380	6,002,704

Telecommunication Services — 3.0%
NTELOS Holdings Corp.*	650,759	5,986,983
Total Common Stocks		$134,741,050

Principal
Amount

	Corporate Bonds — 7.8%

	Financials — 3.1%
$3,000,000	American Express Co.,
	6.800%, 9/1/66(A)	3,007,500
3,845,000	PNC Preferred Funding Trust II, 144a,
	1.856%, 3/29/49(A)(B)	3,229,800
		6,237,300

	Consumer Discretionary — 2.0%
3,900,000	Time Warner Cable, Inc.,
	5.850%, 5/1/17	4,065,493

	Energy — 1.7%
3,250,000	Anadarko Petroleum Corp.,
	5.950%, 9/15/16	3,306,426

	Materials — 1.0%
2,000,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 5.800%, 11/15/16	2,024,802
	Total Corporate Bonds	$15,634,021

	Commercial Mortgage-Backed Security — 1.3%
2,750,000	CFCRE Commercial Mortgage Trust,
	Ser 2015-RUM, Class C, 144a,
	3.186%, 7/15/30(A)	2,665,657

	Commercial Paper — 16.3%
4,000,000	Agrium Inc., 0.780%, 4/29/16(C)	3,998,392
4,000,000	Deutsche Telekom AG,
	0.800%, 4/4/16(C)	3,999,768
2,350,000	Duke Energy Corp., 0.870%, 4/4/16(C)	2,349,885
4,000,000	Duke Energy Corp., 0.900%, 4/5/16(C)	3,999,753
4,000,000	Entergy Corp., 0.940%, 4/1/16(C)	3,999,932
4,000,000	Ford Motor Credit Co.,
	0.850%, 5/2/16(C)	3,997,508
4,000,000	LyondellBasell N.V., 0.650%, 4/19/16(C)	3,998,980
4,000,000	Mohawk Industries Inc.,
	0.750%, 4/4/16(C)	3,999,804
2,350,000	PPG Industries Inc., 0.700%, 4/5/16(C)	2,349,770
	Total Commercial Paper	$32,693,792

	Shares

Investment Fund — 23.9%
Dreyfus Cash Management, Institutional
Shares, 0.30%∞Ω	47,883,516	47,883,516

Total Long Positions
(Cost $233,322,405)		$233,618,036

15

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Securities Sold Short — (15.6%)

Common Stocks — (15.6%)

Consumer Discretionary — (5.8%)
Charter Communications, Inc. - Class A*	(10,323)	$(2,089,684)
Interval Leisure Group, Inc.	(28,204)	(407,266)
Marriott International, Inc. - Class A	(56,408)	(4,015,121)
Newell Rubbermaid, Inc.	(89,538)	(3,965,638)
Nexstar Broadcasting Group, Inc. - Class A	(25,991)	(1,150,622)
		(11,628,331)

Financials — (3.9%)
New York Community Bancorp, Inc.	(313,270)	(4,980,993)
Old National BanCorp.	(228,615)	(2,786,817)
		(7,767,810)

Energy — (2.4%)
Schlumberger Ltd. (Curacao)	(65,925)	(4,861,969)

Information Technology — (2.1%)
Global Payments, Inc.	(41,683)	(2,721,900)
Microchip Technology, Inc.	(13,185)	(635,517)
Western Digital Corp.	(18,682)	(882,538)
		(4,239,955)

Health Care — (1.4%)
Shire PLC, ADR	(15,535)	(2,670,466)
Total Common Stocks		$(31,168,531)

Total Securities Sold Short
(Proceeds $29,681,171)		$(31,168,531)

Total —101.0%		$202,449,505

Cash Collateral for Securities
Sold Short — 1.8%		3,596,109

Liabilities in Excess of Other Assets — (2.8%)		(5,673,358)

Net Assets — 100.0%		$200,372,256

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2016 was $60,416,250.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $7,920,259 or 4.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

16

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$134,741,050	$—	$—	$134,741,050
Corporate Bonds	—	15,634,021	—	15,634,021
Commercial Mortgage-Backed Security	—	2,665,657	—	2,665,657
Commercial Paper	—	32,693,792	—	32,693,792
Investment Fund	47,883,516	—	—	47,883,516
Total Assets	$182,624,566	50,993,470	—	$233,618,036

Liabilities:
Securities Sold Short
Common Stocks	$(31,168,531)	$—	$—	$(31,168,531)

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$(338,405)	$—	$(338,405)
Total	$151,456,035	$50,655,065	$—	$202,111,100

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation on forward foreign currency contracts.

Transactions in written options for the period ended March 31, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, September 30, 2015	1,475	$275,757
Put Options Expired	(1,475)	(275,757)
End of Period, March 31, 2016	—	$—

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation
Brown Brothers Harriman	04/29/2016	USD	4,108,542	EUR	3,608,416	$(1,006)
Brown Brothers Harriman	04/29/2016	USD	1,311,816	EUR	1,200,000	(54,839)
Brown Brothers Harriman	04/29/2016	USD	962,555	EUR	856,000	(12,326)
Brown Brothers Harriman	05/27/2016	USD	4,072,614	CAD	5,640,000	(270,234)
						$(338,405)

See accompanying Notes to Financial Statements.

17

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Consumer Discretionary — 31.4%
Cabela’s, Inc.*	295,190	$14,372,801
CarMax, Inc.*†	502,970	25,701,767
Deckers Outdoor Corp.*	221,620	13,277,254
Dollar Tree, Inc.*	550,840	45,422,266
H&R Block, Inc.	670,030	17,702,193
Hasbro, Inc.	322,520	25,833,852
PulteGroup, Inc.	1,375,170	25,729,431
Tempur Sealy International, Inc.*	451,220	27,429,664
Whirlpool Corp.	146,230	26,371,118
		221,840,346

Materials — 14.6%
Albemarle Corp.	362,930	23,202,115
Ball Corp.	267,660	19,081,481
NewMarket Corp.	85,420	33,848,529
Vulcan Materials Co.	259,240	27,367,967
		103,500,092

Information Technology — 14.6%
Amphenol Corp. - Class A	582,590	33,685,354
NetApp, Inc.	708,350	19,330,871
Paychex, Inc.	580,000	31,325,800
Symantec Corp.	1,006,200	18,493,956
		102,835,981

Industrials — 14.3%
Cintas Corp.	410,660	36,881,375
Copart, Inc.*	523,770	21,354,103
Dover Corp.	327,291	21,054,630
Old Dominion Freight Line, Inc.*	314,750	21,912,895
		101,203,003

Financials — 10.7%
Alleghany Corp.*	66,360	32,927,832
M&T Bank Corp.	236,200	26,218,200
Voya Financial, Inc.	546,690	16,274,961
		75,420,993

Consumer Staples — 9.1%
Brown-Forman Corp. - Class B	242,040	23,833,679
Edgewell Personal Care Co.	246,900	19,882,857
Energizer Holdings, Inc.	246,990	10,005,565
Pricesmart, Inc.	127,180	10,756,884
		64,478,985

Health Care — 2.0%
Tenet Healthcare Corp.*	494,490	14,305,596
Total Common Stocks		$683,584,996

Investment Funds — 3.8%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	22,993,582	22,993,582
Invesco Government & Agency Portfolio, Institutional Class, 0.26%**∞Ω	3,692,861	3,692,861
Total Investment Funds		$26,686,443

Total Investment Securities —100.5%
(Cost $673,435,785)		$710,271,439

Liabilities in Excess of Other Assets — (0.5%)		(3,723,898)

Net Assets — 100.0%		$706,547,541

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $3,639,444.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$683,584,996	$—	$—	$683,584,996
Investment Funds	26,686,443	—	—	26,686,443
Total	$710,271,439	$—	$—	$710,271,439

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 26.3%
Alexandria Real Estate Equities, Inc., REIT	70,882	$6,442,465
Allstate Corp. (The)	88,026	5,930,312
American Campus Communities, Inc., REIT	134,379	6,327,907
Ameriprise Financial, Inc.	45,275	4,256,303
Blackstone Mortgage Trust, Inc. - Class A, REIT	178,446	4,793,060
Brixmor Property Group, Inc., REIT	217,966	5,584,289
E*TRADE Financial Corp.*	157,005	3,845,052
Equinix, Inc., REIT	15,208	5,029,438
Hancock Holding Co.	170,086	3,905,175
Hanover Insurance Group, Inc. (The)	50,675	4,571,898
Hartford Financial Services Group, Inc.	91,387	4,211,113
Host Hotels & Resorts, Inc., REIT	286,313	4,781,427
Investors Bancorp, Inc.	401,401	4,672,308
M&T Bank Corp.	40,650	4,512,150
Reinsurance Group of America, Inc.	55,201	5,313,096
SunTrust Banks, Inc.	120,131	4,334,326
TCF Financial Corp.	269,943	3,309,501
Unum Group	164,777	5,094,905
Zions Bancorporation	194,623	4,711,823
		91,626,548

Information Technology — 13.0%
Cadence Design Systems, Inc.*	240,758	5,677,074
Citrix Systems, Inc.*	74,998	5,893,343
Diebold, Inc.	163,491	4,726,525
Fidelity National Information Services, Inc.	88,796	5,621,675
IAC/InterActiveCorp.	55,367	2,606,678
Juniper Networks, Inc.	178,242	4,546,953
Microchip Technology, Inc.†	115,308	5,557,846
Qorvo, Inc.*	123,577	6,229,517
Synopsys, Inc.*	90,422	4,380,042
		45,239,653

Industrials — 10.2%
Aercap Holdings N.V.*	163,043	6,319,547
Clean Harbors, Inc.*	62,008	3,059,475
Dover Corp.	60,079	3,864,882
Fluor Corp.	66,693	3,581,414
KAR Auction Services, Inc.	156,874	5,983,174
Parker Hannifin Corp.	31,307	3,477,582
Regal-Beloit Corp.	70,690	4,459,832
Xylem, Inc.	119,277	4,878,429
		35,624,335

Consumer Discretionary — 10.0%
American Eagle Outfitters, Inc.†	251,355	4,190,088
Aramark	103,072	3,413,745
BorgWarner, Inc.	134,592	5,168,333
Cabela’s, Inc.*	93,812	4,567,706
Dollar General Corp.	64,737	5,541,487
Harley-Davidson, Inc.	88,316	4,533,260
LKQ Corp.*	157,419	5,026,389
Ralph Lauren Corp.	25,617	2,465,892
		34,906,900

Utilities — 9.5%
AGL Resources, Inc.	39,284	2,558,960
Edison International	88,245	6,343,933
Great Plains Energy, Inc.	203,277	6,555,683
Pinnacle West Capital Corp.	87,244	6,549,407
Portland General Electric Co.	149,096	5,887,801
SCANA Corp.	76,312	5,353,287
		33,249,071

Health Care — 9.3%
AmerisourceBergen Corp.	27,945	2,418,640
Charles River Laboratories International, Inc.*	57,737	4,384,548
Cooper Cos, Inc. (The)	39,622	6,100,599
DENTSPLY SIRONA, Inc.	88,796	5,472,497
Patterson Cos., Inc.	100,481	4,675,381
Quest Diagnostics, Inc.	69,256	4,948,341
St. Jude Medical, Inc.	79,595	4,377,725
		32,377,731

Consumer Staples — 8.4%
Darling International, Inc.*	438,436	5,774,201
Hain Celestial Group, Inc. (The)*	117,421	4,803,693
Hershey Co. (The)	59,197	5,451,452
Ingredion, Inc.	37,688	4,024,702
JM Smucker Co. (The)	20,172	2,619,132
TreeHouse Foods, Inc.*	77,349	6,710,026
		29,383,206

Materials — 6.8%
Albemarle Corp.	77,959	4,983,919
Allegheny Technologies, Inc.†	171,997	2,803,551
Bemis Co., Inc.	59,941	3,103,745
Cabot Corp.	76,772	3,710,391
FMC Corp.	80,115	3,234,243
Owens-Illinois, Inc.*	164,268	2,621,717
Scotts Miracle-Gro Co. (The) - Class A	46,535	3,386,352
		23,843,918

Energy — 5.1%
EQT Corp.	68,267	4,591,638
Newfield Exploration Co.*	155,168	5,159,336
Pioneer Natural Resources Co.	40,151	5,650,852
Spectra Energy Corp.	80,694	2,469,236
		17,871,062
Total Common Stocks		$344,122,424

19

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 4.3%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	4,570,829	$4,570,829
Invesco Government & Agency Portfolio, Institutional Class, 0.26%**∞Ω	10,647,766	10,647,766
Total Investment Funds		$15,218,595

Total Investment Securities —102.9%
(Cost $326,263,876)		$359,341,019

Liabilities in Excess of Other Assets — (2.9%)		(10,261,135)

Net Assets — 100.0%		$349,079,884

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $10,253,281.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$344,122,424	$—	$—	$344,122,424
Investment Funds	15,218,595	—	—	15,218,595
Total	$359,341,019	$—	$—	$359,341,019

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Financials — 28.4%
Bank of Montreal (Canada)	42,267	$2,565,184
CME Group, Inc.	27,842	2,674,224
Digital Realty Trust, Inc., REIT	49,445	4,375,388
HCP, Inc., REIT	94,597	3,081,970
Hospitality Properties Trust, REIT	107,679	2,859,954
Host Hotels & Resorts, Inc., REIT	143,908	2,403,264
Lamar Advertising Co., REIT	54,181	3,332,132
Omega Healthcare Investors, Inc., REIT	41,931	1,480,164
PacWest Bancorp	38,357	1,424,963
Senior Housing Properties Trust, REIT	61,052	1,092,220
Toronto-Dominion Bank (The) (Canada)	69,963	3,017,504
Ventas, Inc., REIT	47,634	2,999,037
Wells Fargo & Co.	56,381	2,726,585
Weyerhaeuser Co., REIT	194,896	6,037,878
		40,070,467

Health Care — 18.1%
AbbVie, Inc.	86,211	4,924,372
GlaxoSmithKline PLC, ADR	101,784	4,127,341
Johnson & Johnson	46,963	5,081,397
Merck & Co., Inc.	91,242	4,827,614
Novartis AG, ADR	34,887	2,527,214
Pfizer, Inc.	140,355	4,160,122
		25,648,060

Information Technology — 12.7%
Cisco Systems, Inc.	191,877	5,462,738
Microchip Technology, Inc.	77,153	3,718,775
Microsoft Corp.	72,790	4,020,192
QUALCOMM, Inc.	91,817	4,695,521
		17,897,226

Industrials — 8.5%
Covanta Holding Corp.	70,780	1,193,351
Eaton Corp. PLC (Ireland)	40,925	2,560,268
General Electric Co.	173,688	5,521,542
United Parcel Service, Inc. - Class B	26,165	2,759,623
		12,034,784

Energy — 8.2%
ONEOK, Inc.	128,813	3,846,356
Pembina Pipeline Corp. (Canada)	46,963	1,267,062
Plains GP Holdings LP - Class A	155,984	1,355,501
Spectra Energy Corp.	166,383	5,091,320
		11,560,239

Telecommunication Services — 7.3%
AT&T, Inc.	112,711	4,414,890
BCE, Inc. (Canada)	28,849	1,313,783
Verizon Communications, Inc.	37,906	2,049,956
Vodafone Group PLC, ADR	78,831	2,526,534
		10,305,163

Consumer Staples — 5.7%
JM Smucker Co. (The)	22,613	2,936,072
Procter & Gamble Co. (The)	62,394	5,135,650
		8,071,722

Consumer Discretionary — 5.3%
Coach, Inc.	101,977	4,088,258
L Brands, Inc.	38,032	3,339,590
		7,427,848

Materials — 5.1%
Domtar Corp.	81,514	3,301,317
LyondellBasell Industries N.V. - Class A (Netherlands)	45,957	3,933,000
		7,234,317
Total Common Stocks		$140,249,826

Investment Fund — 0.6%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	885,852	885,852

Total Investment Securities — 99.9%
(Cost $139,601,625)		$141,135,678

Other Assets in Excess of Liabilities — 0.1%		170,687

Net Assets — 100.0%		$141,306,365

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$140,249,826	$—	$—	$140,249,826
Investment Fund	885,852	—	—	885,852
Total	$141,135,678	$—	$—	$141,135,678

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Information Technology — 51.7%
Adobe Systems, Inc.*	1,764,134	$165,475,769
Alibaba Group Holding Ltd. ADR*	1,789,867	141,453,189
Alphabet, Inc. - Class A*	221,875	169,268,437
Alphabet, Inc. - Class C*	82,725	61,625,989
Baidu, Inc. ADR*	708,780	135,291,926
Facebook, Inc. - Class A*	2,515,880	287,061,908
Linkedln Corp. - Class A*	730,625	83,546,969
Mobileye N.V. (Netherlands)*†	1,711,648	63,827,354
Palo Alto Networks, Inc.*	673,400	109,858,476
Salesforce.com, Inc.*	3,864,612	285,324,304
Splunk, Inc.*	1,705,844	83,466,947
Visa, Inc. - Class A	4,832,199	369,566,579
		1,955,767,847

Health Care — 21.6%
Alexion Pharmaceuticals, Inc.*	823,730	114,679,691
athenahealth, Inc.*†	560,551	77,793,268
Biogen, Inc.*	312,090	81,243,269
BioMarin Pharmaceutical, Inc.*	1,269,681	104,723,289
Cerner Corp.*	1,394,331	73,843,770
Edwards Lifesciences Corp.*	1,020,677	90,033,918
Illumina, Inc.*	618,257	100,225,642
Incyte Corp. Ltd.*	608,062	44,066,253
Regeneron Pharmaceuticals, Inc.*	366,931	132,256,610
		818,865,710

Consumer Discretionary — 17.1%
Amazon.com, Inc.*	293,000	173,936,520
Chipotle Mexican Grill, Inc.*	249,000	117,271,530
Netflix, Inc.*	1,025,000	104,785,750
Priceline Group, Inc. (The)*	122,132	157,423,263
Under Armour, Inc. - Class A*	1,100,000	93,313,000
		646,730,063

Financials — 3.9%
Charles Schwab Corp. (The)	3,484,000	97,621,680
LendingClub Corp.*†	5,975,303	49,595,015
		147,216,695

Materials — 2.6%
Monsanto Co.	1,123,500	98,575,890

Energy — 2.2%
Schlumberger Ltd. (Curacao)	1,099,482	81,086,797
Total Common Stocks		$3,748,243,002

Investment Funds — 5.3%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	37,782,607	37,782,607
Invesco Government & Agency Portfolio, Institutional Class, 0.26%**∞Ω	162,942,959	162,942,959
Total Investment Funds		$200,725,566

Total Investment Securities —104.4%
(Cost $2,738,977,113)		$3,948,968,568

Liabilities in Excess of Other Assets — (4.4%)		(165,009,922)

Net Assets — 100.0%		$3,783,958,646

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $161,129,553.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$3,748,243,002	$—	$—	$3,748,243,002
Investment Funds	200,725,566	—	—	200,725,566
Total	$3,948,968,568	$—	$—	$3,948,968,568

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Small Cap Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Consumer Discretionary — 26.1%
American Eagle Outfitters, Inc.†	580,049	$9,669,417
Cabela’s, Inc.*	493,946	24,050,231
Dana Holding Corp.	897,380	12,644,084
Deckers Outdoor Corp.*	277,330	16,614,840
Service Corp. International	1,100,170	27,152,196
Sturm Ruger & Co., Inc.	298,652	20,421,824
Tempur Sealy International, Inc.*	468,660	28,489,841
Vista Outdoor, Inc.*	545,650	28,324,692
		167,367,125

Industrials — 22.7%
GATX Corp.†	412,910	19,613,225
Kaman Corp.	504,548	21,539,154
Landstar System, Inc.	302,280	19,530,311
Matson, Inc.	480,135	19,287,023
Orbital ATK, Inc.	495,482	43,077,205
USG Corp.*	910,230	22,582,806
		145,629,724

Financials — 20.8%
Alexander & Baldwin, Inc.	791,448	29,030,313
Corrections Corp. of America REIT	753,340	24,144,547
Eaton Vance Corp.	363,439	12,182,475
First Industrial Realty Trust, Inc. REIT	1,213,641	27,598,196
MBIA, Inc.*	1,441,784	12,759,788
Tejon Ranch Co.*	330,351	6,795,320
White Mountains Insurance Group Ltd. (Bermuda)	26,609	21,356,384
		133,867,023

Materials — 10.3%
NewMarket Corp.	102,463	40,601,988
Olin Corp.	1,087,660	18,892,654
Tredegar Corp.	414,900	6,522,228
		66,016,870

Consumer Staples — 7.5%
Energizer Holdings, Inc.	561,860	22,760,949
PriceSmart, Inc.	299,305	25,315,217
		48,076,166

Energy — 3.8%
Superior Energy Services, Inc.	1,050,420	14,065,124
World Fuel Services Corp.	216,264	10,506,105
		24,571,229

Information Technology — 3.8%
DST Systems, Inc.	215,630	24,316,595

Health Care — 2.7%
Tenet Healthcare Corp.*	608,247	17,596,586
Total Common Stocks		$627,441,318

Warrants — 0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 8/31/16*	63,145	6

Investment Funds — 3.1%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	6,218,150	6,218,150
Invesco Government & Agency Portfolio, Institutional Class, 0.26%**∞Ω	13,803,365	13,803,365
Total Investment Funds		$20,021,515

Total Investment Securities —100.8%
(Cost $522,669,230)		$647,462,839

Liabilities in Excess of Other Assets — (0.8%)		(5,034,867)

Net Assets — 100.0%		$642,427,972

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $13,522,834.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$627,441,318	$—	$—	$627,441,318
Warrants	6	—	—	6
Investment Funds	20,021,515	—	—	20,021,515
Total	$647,462,839	$—	$—	$647,462,839

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.6%

Financials — 34.7%
Chemical Financial Corp.†	19,814	$707,162
Cohen & Steers, Inc.	23,627	919,563
Columbia Banking System, Inc.	19,949	596,874
Corporate Office Properties Trust REIT	41,937	1,100,427
First Financial Bancorp	25,128	456,827
First Merchants Corp.	3,802	89,613
First Midwest Bancorp, Inc.	32,281	581,704
FNB Corp.	105,386	1,371,072
Greenhill & Co., Inc.	23,638	524,764
Hancock Holding Co.	34,556	793,406
Iberiabank Corp.	22,246	1,140,552
National Bank Holdings Corp. - Class A	37,900	772,781
New Residential Investment Corp. REIT	41,738	485,413
Northwest Bancshares, Inc.	55,486	749,616
Old National Bancorp.	110,525	1,347,300
Outfront Media, Inc. REIT	34,987	738,226
Parkway Properties, Inc. REIT	57,837	905,727
Potlatch Corp. REIT	32,158	1,012,977
Prosperity Bancshares, Inc.	22,225	1,031,018
Tanger Factory Outlet Centers, Inc. REIT	24,612	895,631
UMB Financial Corp.	18,298	944,726
Washington REIT	18,406	537,639
WesBanco, Inc.	14,264	423,783
Westamerica Bancorporation†	47	2,289
		18,129,090

Industrials — 23.0%
Astec Industries, Inc.	11,421	533,018
CLARCOR, Inc.	14,647	846,450
Crane Co.	13,977	752,801
Franklin Electric Co., Inc.	13,215	425,127
Granite Construction, Inc.	43,305	2,069,979
HNI Corp.	975	38,191
Interface, Inc.	32,825	608,576
KBR, Inc.	95,792	1,482,860
McGrath RentCorp	28,237	708,184
MSA Safety, Inc.	24,019	1,161,319
Oshkosh Corp.	22,382	914,752
Primoris Services Corp.	24,068	584,852
Regal-Beloit Corp.	20,317	1,281,800
Ryder System, Inc.	3,047	197,385
Tetra Tech, Inc.	13,172	392,789
		11,998,083

Materials — 11.0%
A Schulman, Inc.	19,902	541,732
Axiall Corp.	48,373	1,056,466
Cabot Corp.	7,111	343,675
Compass Minerals International, Inc.	15,759	1,116,683
Greif, Inc. - Class A	22,812	747,093
Haynes International, Inc.	15,565	568,122
Kronos Worldwide, Inc.†	86,636	495,558
PolyOne Corp.	29,920	905,080
		5,774,409

Energy — 10.0%
Green Plains Renewable Energy, Inc.	40,129	640,459
Nabors Industries Ltd.	126,299	1,161,951
Patterson-UTI Energy, Inc.	88,628	1,561,625
Superior Energy Services, Inc.	66,245	887,021
US Silica Holdings, Inc.†	43,195	981,390
		5,232,446

Information Technology — 8.1%
ADTRAN, Inc.	48,986	990,496
Cohu, Inc.	41,576	493,923
Cypress Semiconductor Corp.	91,125	789,142
Diebold, Inc.	67,008	1,937,201
		4,210,762

Consumer Discretionary — 5.9%
Bloomin’ Brands, Inc.	39,286	662,754
Chico’s FAS, Inc.	62,771	832,971
Meredith Corp.	33,425	1,587,688
		3,083,413

Consumer Staples — 1.9%
Andersons, Inc. (The)	32,050	1,006,691
Total Common Stocks		$49,434,894

Investment Funds — 8.1%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	2,169,648	2,169,648
Invesco Government & Agency Portfolio, Institutional Class, 0.26%**∞Ω	2,065,343	2,065,343
Total Investment Funds		$4,234,991

Total Investment Securities — 102.7%
(Cost $56,236,527)		$53,669,885

Liabilities in Excess of Other Assets — (2.7%)		(1,421,782)

Net Assets — 100.0%		$52,248,103

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $1,978,577.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

24

Touchstone Small Cap Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$49,434,894	$—	$—	$49,434,894
Investment Funds	4,234,991	—	—	4,234,991
Total	$53,669,885	$—	$—	$53,669,885

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 33.8%

	Financials — 10.0%
$1,885,000	American Express Co.,
	2.650%, 12/2/22	$1,879,083
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,427,922
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	2,116,184
1,550,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	1,649,301
1,386,000	GE Capital International Funding Co.
	(Ireland), 144a, 3.373%, 11/15/25	1,478,994
1,501,000	National Rural Utilities Cooperative
	Finance Corp., 3.400%, 11/15/23	1,564,263
1,800,000	Private Export Funding Corp.,
	2.450%, 7/15/24	1,827,767
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,651,500
1,538,325	Tagua Leasing LLC, 1.581%, 11/16/24	1,520,942
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,426,932
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)(B)	1,480,000
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)(B)	1,975,000
		19,997,888

	Industrials — 9.7%
1,491,578	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,551,241
15,606	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	16,425
78,314	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	82,775
337,614	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	361,751
1,175,893	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,262,870
1,172,247	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,276,343
595,461	CSX Transportation, Inc.,
	6.251%, 1/15/23	690,591
1,677,724	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,765,804
879,137	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	936,281
555,900	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	647,624
1,500,000	GATX Corp., 3.250%, 3/30/25	1,391,848
524,000	General Electric Co. MTN,
	3.450%, 5/15/24	564,738
600,000	Kansas City Southern, 144a,
	3.000%, 5/15/23	582,494
1,941,000	Norfolk Southern Corp.,
	2.903%, 2/15/23	1,950,548
1,402,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,596,556
1,315,479	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,456,893
48,493	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	55,591
1,055,568	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,133,662
602,995	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	702,325
1,372,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,372,000
		19,398,360

	Utilities — 5.5%
1,456,495	Bruce Mansfield Unit 1, 2007 Pass
	Through Trust, 6.850%, 6/1/34	1,375,166
550,000	California Water Service Co.,
	5.500%, 12/1/40	666,125
1,311,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,640,731
1,780,000	Dominion Resources, Inc.,
	2.929%, 9/30/66(A)	1,246,564
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,877,225
832,176	Kiowa Power Partners LLC, 144a,
	5.737%, 3/30/21	877,773
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	1,475,000
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,897,729
		11,056,313

	Energy — 4.0%
1,000,000	Apache Corp., 3.250%, 4/15/22	962,145
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	488,670
1,530,000	Newfield Exploration Co.,
	5.750%, 1/30/22	1,491,276
1,551,000	Petrobras Global Finance BV (Cayman
	Islands), 3.500%, 2/6/17	1,526,494
1,516,000	Petroleos Mexicanos (Mexico),
	2.290%, 2/15/24	1,545,795
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,488,750
400,000	Spectra Energy Partners LP,
	3.500%, 3/15/25	386,344
		7,889,474

	Consumer Staples — 1.7%
1,535,378	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,719,638
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,612,842
		3,332,480

26

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 33.8% (Continued)

	Consumer Discretionary —1.3%
$990,000	PulteGroup, Inc., 7.875%, 6/15/32	$1,121,175
1,300,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22†	1,371,500
		2,492,675

	Telecommunication Services — 0.9%
1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,793,182

	Health Care — 0.7%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,442,875
	Total Corporate Bonds	$67,403,247

	U.S. Government Agency Obligations — 23.1%
35,777	Astro Offshore Corp.,
	6.000%, 12/20/19	37,681
1,187,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,315,080
523,410	EJM Airport LLC, 6.271%, 5/15/20	582,217
1,800,000	Hashemite Kingdom of Jordan
	Government AID Bond,
	3.000%, 6/30/25	1,915,679
279,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	319,556
9,644	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	10,030
23,841	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	25,719
62,979	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	67,387
136,794	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	147,306
159,120	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	170,857
55,682	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	59,721
42,728	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	45,758
366,289	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	396,138
207,528	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	222,155
169,164	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	184,387
1,192,835	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	1,312,414
339,171	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	380,718
909,415	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,001,426
968,117	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	1,060,936
755,693	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	836,160
1,024,025	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,141,126
421,802	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	476,946
1,019,321	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,136,302
649,645	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	726,226
714,531	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	827,910
1,456,750	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,605,275
1,668,171	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,832,123
235,837	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	255,934
1,145,098	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,248,167
857,490	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	950,690
1,146,804	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,234,485
1,279,504	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,385,657
1,878,937	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,982,595

27

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 23.1% (Continued)
$964,259	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	$957,077
2,338,821	Small Business Administration
	Participation Certificates, Ser
	2013-20C, Class 1, 2.220%, 3/1/33	2,363,010
2,257,409	Small Business Administration
	Participation Certificates, Ser
	2013-20E, Class 1, 2.070%, 5/1/33	2,251,464
2,818,718	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	2,952,565
2,874,064	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	2,966,281
2,338,561	Small Business Administration
	Participation Certificates, Ser
	2014-20K, Class 1, 2.800%, 11/1/34	2,409,469
2,226,786	Small Business Administration
	Participation Certificates, Ser
	2015-20E, Class 1, 2.770%, 5/1/35	2,270,202
103,088	Sterling Equipment, 6.125%, 9/28/19	113,210
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,948,612
1,028,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,201,354
1,473,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,739,072
	Total U.S. Government Agency Obligations	$46,067,077

	U.S. Government Mortgage-Backed Obligations —17.5%
275,596	FHLMC, Pool #A89148,
	4.000%, 10/1/39	294,938
216,439	FNMA, Pool #465711, 4.680%, 8/1/28	249,660
1,572,990	FNMA, Pool #469616, 3.500%, 11/1/21	1,721,014
1,693,612	FNMA, Pool #469667, 3.540%, 12/1/21	1,822,713
112,492	FNMA, Pool #874210, 5.260%, 1/1/25	128,598
191,590	FNMA, Pool #888829, 5.832%, 6/1/37	239,443
189,199	FNMA, Pool #958736, 4.940%, 5/1/19	207,476
189,759	FNMA, Pool #AB1152, 4.000%, 6/1/25	202,510
345,307	FNMA, Pool #AD0101, 4.890%, 7/1/19	380,246
341,023	FNMA, Pool #AD0166, 4.837%, 8/1/19	375,785
988,828	FNMA, Pool #AD0342, 4.655%, 10/1/19	1,084,986
946,465	FNMA, Pool #AD0786, 4.501%, 1/1/20	1,039,117
465,329	FNMA, Pool #AD0910, 4.632%, 4/1/20	509,954
57,198	FNMA, Pool #AD1608, 4.000%, 2/1/25	60,741
387,796	FNMA, Pool #AE0209, 4.380%, 6/1/20	424,072
1,195,552	FNMA, Pool #AE0446, 4.014%, 9/1/20	1,298,338
596,321	FNMA, Pool #AE2771, 3.500%, 8/1/26	632,766
379,564	FNMA, Pool #AE8886, 3.500%, 12/1/25	401,509
257,442	FNMA, Pool #AH1519, 3.500%, 12/1/25	272,362
2,651,558	FNMA, Pool #AH8854, 4.500%, 4/1/41	2,894,254
438,063	FNMA, Pool #AI1856, 4.500%, 5/1/41	480,978
1,816,915	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,892,226
1,900,631	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,924,075
2,458,829	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,583,968
1,238,461	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,235,387
3,623,076	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,724,261
2,932,378	FNMA, Pool #AX7699, 3.500%, 2/1/45	3,075,963
1,220,233	GNMA, Pool #5276, 3.000%, 1/20/27	1,281,943
1,691,126	GNMA, Pool #710077, 4.700%, 5/20/61	1,769,404
334,674	GNMA, Pool #751408, 4.826%, 6/20/61	366,881
659,819	GNMA, Pool #751409, 4.626%, 7/20/61	693,574
377,805	GNMA, Pool #752631, 4.500%, 10/20/40	409,509
649,820	GNMA, Pool #756686, 4.697%, 9/20/61	686,450
492,424	GNMA, Pool #757327, 4.295%, 7/20/61	514,154
	Total U.S. Government
	Mortgage-Backed Obligations	$34,879,255

	Municipal Bonds — 7.1%

	California — 2.6%
1,225,000	CA State City of San Francisco Public
	Utilities Commission Water
	Revenue, Build America Bonds,
	6.950%, 11/1/50	1,748,479
1,510,000	CA State East Bay Municipal Utility
	District Water System Revenue,
	Build America Bonds Sub,
	5.874%, 6/1/40	1,971,169
1,550,278	CA State HFA Residential Mortgage
	Rev, Ser A, 2.900%, 2/1/42	1,565,207
		5,284,855

	Florida — 0.6%
1,188,979	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,204,638

	Missouri — 0.6%
1,085,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	1,100,950

	Texas —1.7%
1,774,000	TX State Dallas Area Rapid Transit,
	Build America Bonds,
	5.999%, 12/1/44	2,428,695
985,000	TX State Texas Dept of Housing &
	Community Affairs, Ser A,
	2.800%, 3/1/36	998,317
		3,427,012

	Virginia — 0.6%
1,086,710	VA State Housing Development
	Authority, Pass Thru Ser B,
	2.750%, 4/25/42	1,114,193

28

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 7.1% (Continued)

	Washington — 1.0%
$1,515,000	WA State ofWashington, Build
	America Bonds Ser D, UTGO,
	5.481%, 8/1/39	$1,928,974
	Total Municipal Bonds	$14,060,622

	Agency Collateralized Mortgage Obligations — 5.8%
1,020,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.766%, 4/25/44(A)	1,059,737
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.035%, 5/25/45(A)	1,044,521
925,000	FREMF Mortgage Trust, Ser 2012-K706,
	Class B, 144a, 4.028%, 11/25/44(A)	949,743
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.821%, 6/25/47(A)	1,054,712
657,792	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	659,829
278,315	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	278,588
77,123	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	77,141
2,801,881	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,830,084
1,535,815	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,513,137
2,009,000	GNMA, Ser 2015-73, Class B,
	2.700%, 10/16/55(A)	1,992,317
	Total Agency Collateralized Mortgage Obligations	$11,459,809

	Commercial Mortgage-Backed Securities — 3.7%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.705%, 12/10/49(A)	1,726,708
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	302,686
1,388,790	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2007-CD4,
	Class A4, 5.322%, 12/11/49	1,415,876
2,070,428	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.794%, 8/10/45(A)	2,132,569
1,835,000	ML-CFC Commercial Mortgage Trust,
	Ser 2006-3, Class AM,
	5.456%, 7/12/46(A)	1,851,202
	Total Commercial Mortgage-Backed Securities	$7,429,041

	U.S. Treasury Obligations — 3.3%
3,146,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	1,935,957
3,695,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,963,009
5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	2,715,401
	Total U.S. Treasury Obligations	$6,614,367

	Asset-Backed Securities — 2.2%
1,164,224	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,219,211
1,127,587	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,165,337
479,400	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	515,413
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,520,357
	Total Asset-Backed Securities	$4,420,318

Shares

	Investment Funds — 2.9%
5,648,555	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	5,648,555
197,943	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	197,943
	Total Investment Funds	$5,846,498

	Total Investment Securities — 99.4%
	(Cost $196,537,726)	$198,180,234

	Other Assets in Excess of
	Liabilities — 0.6%	1,268,302

	Net Assets —100.0%	$199,448,536

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2016.
(B)	Perpetual Bond - A Bond with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $189,415.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2016.

29

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $13,099,947 or 6.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$67,403,247	$—	$67,403,247
U.S. Government Agency Obligations	—	46,067,077	—	46,067,077
U.S. Government Mortgage-Backed Obligations	—	34,879,255	—	34,879,255
Municipal Bonds	—	14,060,622	—	14,060,622
Agency Collateralized Mortgage Obligations	—	11,459,809	—	11,459,809
Commercial Mortgage-Backed Securities	—	7,429,041	—	7,429,041
U.S. Treasury Obligations	—	6,614,367	—	6,614,367
Asset-Backed Securities	—	4,420,318	—	4,420,318
Investment Funds	5,846,498	—	—	5,846,498
Total	$5,846,498	$192,333,736	$—	$198,180,234

See accompanying Notes to Financial Statements.

30

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 37.3%
$4,000,000	ABCLO Ltd., Ser 2007-1A, Class B, 144a,
	1.372%, 4/15/21(A)	$3,990,980
79,234	American Credit Acceptance
	Receivables Trust, Ser 2014-3, Class
	A, 144a, 0.990%, 8/10/18	79,227
1,081,451	American Credit Acceptance
	Receivables Trust, Ser 2014-4, Class
	A, 144a, 1.330%, 7/10/18	1,080,222
4,121,699	American Credit Acceptance
	Receivables Trust, Ser 2015-3, Class
	A, 144a, 1.950%, 9/12/19	4,112,854
2,370,758	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class D,
	5.050%, 12/8/17	2,379,228
1,500,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class E,
	6.760%, 3/8/19	1,505,336
5,015,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class D,
	4.720%, 3/8/18	5,043,067
1,920,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class E, 144a,
	5.940%, 7/8/19	1,936,634
4,205,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class D,
	3.380%, 4/9/18	4,234,966
1,505,523	AmeriCredit Automobile Receivables
	Trust, Ser 2013-2, Class B,
	1.190%, 5/8/18	1,505,021
2,000,000	Apidos Cinco CDO Ltd., Ser 2007-CA,
	Class A2B, 144a, 0.938%, 5/14/20(A)	1,975,288
5,370,732	Ascentium Equipment Receivables
	LLC, Ser 2015-1A, Class A2, 144a,
	1.150%, 7/10/17	5,370,326
3,000,207	Ascentium Equipment Receivables
	LLC, Ser 2015-2A, Class A1, 144a,
	1.000%, 11/10/16	2,995,928
208,254	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	208,239
1,515,678	Bayview Financial Acquisition Trust,
	Ser 2004-C, Class M1,
	1.083%, 5/28/44(A)	1,514,194
2,105,617	Bayview Financial Acquisition Trust,
	Ser 2004-D, Class M1,
	1.063%, 8/28/44(A)	2,102,969
1,869,875	Bear Stearns Asset Backed Securities I
	Trust, Ser 2004-BO1, Class M2,
	1.183%, 10/25/34(A)	1,865,110
4,987,447	BlueVirgo Trust, Ser 2015-1A, Class
	NOTE, 144a, 3.000%, 12/15/22	4,974,978
253,016	California Republic Auto Receivables
	Trust, Ser 2014-3, Class A3,
	1.090%, 11/15/18	252,772
5,000,000	Capital Auto Receivables Asset Trust,
	Ser 2013-4, Class A4,
	1.470%, 7/20/18	5,008,322
1,568,036	CarFinance Capital Auto Trust, Ser
	2015-1A, Class A, 144a,
	1.750%, 6/15/21	1,560,493
3,059,646	Carnow Auto Receivables Trust, Ser
	2015-1A, Class A, 144a,
	1.690%, 1/15/20	3,051,739
1,451,207	Carrington Mortgage Loan Trust, Ser
	2005-OPT2, Class M2,
	1.108%, 5/25/35(A)	1,445,111
3,895,238	Cazenovia Creek Funding I LLC, Ser
	2015-1A, Class A, 144a,
	2.000%, 12/10/23	3,852,634
1,220,414	CCG Receivables Trust 2014-1, Ser
	2014-1, Class A2, 144a,
	1.060%, 11/15/21	1,217,374
810,982	CFCLLC, Ser 2014-1A, Class A, 144a,
	1.460%, 12/17/18	810,248
319,353	Cifc Funding 2007-II Ltd., Ser 2007-2A,
	Class A1J, 144a, 0.962%, 4/15/21(A)	313,360
3,410,000	CNH Equipment Trust, Ser 2014-C,
	Class A3, 1.050%, 11/15/19	3,403,876
36,066	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	36,192
4,196,362	Countrywide Asset-Backed
	Certificates, Ser 2004-12, Class MV3,
	1.423%, 3/25/35(A)	4,148,223
415,868	Countrywide Asset-Backed
	Certificates, Ser 2005-BC4, Class M3,
	1.183%, 8/25/35(A)	415,285
2,545,931	Credit Acceptance Auto Loan Trust,
	Ser 2013-2A, Class A, 144a,
	1.500%, 4/15/21	2,544,380
2,338,737	Credit-Based Asset Servicing and
	Securitization LLC, Ser 2006-SC1,
	Class A, 144a, 0.703%, 5/25/36(A)	2,273,486
2,300,000	Dell Equipment Finance Trust, Ser
	2014-1, Class B, 144a,
	1.360%, 6/22/20	2,295,305
4,374,927	Dell Equipment Finance Trust, Ser
	2015-1, Class A2, 144a,
	1.010%, 7/24/17	4,369,203
1,405,243	Direct Capital Funding V LLC, Ser
	2013-2, Class A2, 144a,
	1.730%, 8/20/18	1,404,840
2,205,366	DT Auto Owner Trust, Ser 2015-2A,
	Class A, 144a, 1.240%, 9/17/18	2,203,164
1,408,999	Elara HGV Timeshare Issuer LLC, Ser
	2014-A, Class A, 144a,
	2.530%, 2/25/27	1,400,799
523,684	Exeter Automobile Receivables Trust,
	Ser 2014-2A, Class A, 144a,
	1.060%, 8/15/18	522,749

31

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 37.3% (Continued)
$2,770,343	Exeter Automobile Receivables Trust,
	Ser 2015-1A, Class A, 144a,
	1.600%, 6/17/19	$2,765,255
1,345,000	First Investors Auto Owner Trust, Ser
	2013-1A, Class B, 144a,
	1.810%, 10/15/18	1,344,608
3,700,000	Flagship Credit Auto Trust, Ser 2013-1,
	Class B, 144a, 2.760%, 9/17/18	3,701,429
1,191,109	FNA 2014-1 Trust, Ser 2014-1A, Class
	A, 144a, 1.296%, 12/10/22	1,179,570
3,801,006	FNA 2015-1 Trust, Ser 2015-1, Class A,
	144a, 3.240%, 12/10/23	3,788,881
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	170,688
1,885,000	Ford Credit Auto Owner Trust, Ser
	2012-A, Class D, 2.940%, 7/15/18	1,887,423
790,000	Ford Credit Auto Owner Trust, Ser
	2012-B, Class D, 2.930%, 10/15/18	800,526
4,062,946	GE Equipment Small Ticket LLC Series,
	Ser 2014-1A, Class A3, 144a,
	0.950%, 9/25/17	4,059,469
5,099,336	GreatAmerica Leasing Receivables
	Funding LLC Series, Ser 2015-1,
	Class A2, 144a, 1.120%, 6/20/17	5,094,253
1,945,196	GreatAmerica Leasing Receivables
	Funding LLC Series, Ser 2016-1,
	Class A1, 144a, 0.780%, 2/21/17	1,944,362
3,425,000	GreatAmerica Leasing Receivables
	Funding LLC Series, Ser 2016-1,
	Class A2, 144a, 1.570%, 5/21/18	3,420,530
470,634	Gulf Stream - Sextant CLO, Ser
	2007-1X, Class A1A Ltd. Reg S
	Global Senior Notes,
	0.751%, 6/17/21	468,734
5,837,000	Hyundai Auto Receivables Trust, Ser
	2012-A, Class D, 2.610%, 5/15/18	5,840,637
4,700,000	Jasper CLO Ltd., Ser 2005-1A, Class C,
	144a, 1.516%, 8/1/17(A)	4,667,603
7,700,808	LEAF Receivables Funding 9 LLC, Ser
	2013-1, Class A4, 144a,
	1.980%, 9/15/21	7,693,038
862,078	MMAF Equipment Finance LLC, Ser
	2012-AA, Class A4, 144a,
	1.350%, 10/10/18	861,550
298,204	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	298,093
50,000	New Mexico Educational Assistance
	Foundation, Ser 2010, Class A2,
	1.285%, 12/1/28(A)	49,998
3,378,379	Orange LakeTimeshare Trust, Ser
	2012-AA, Class A, 144a,
	3.450%, 3/10/27	3,414,842
3,945,000	Prestige Auto Receivables Trust, Ser
	2012-1A, Class C, 144a,
	3.250%, 7/15/19	3,946,559
286,333	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	291,331
1,752,085	Rockwall CDO Ltd., Ser 2006-1A, Class
	A1LB, 144a, 1.116%, 8/1/21(A)	1,740,086
1,040,000	Santander Drive Auto Receivables
	Trust, Ser 2011-4, Class E,
	7.200%, 11/15/18	1,046,857
5,005,252	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class D,
	4.560%, 11/15/17	5,034,650
1,105,201	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class C,
	3.010%, 4/16/18	1,106,748
1,880,047	Santander Drive Auto Receivables
	Trust, Ser 2012-4, Class C,
	2.940%, 12/15/17	1,884,597
2,494,145	Santander Drive Auto Receivables
	Trust, Ser 2012-5, Class C,
	2.700%, 8/15/18	2,503,307
920,790	Santander Drive Auto Receivables
	Trust, Ser 2012-AA, Class C, 144a,
	1.780%, 11/15/18	922,152
5,686,369	Santander Drive Auto Receivables
	Trust, Ser 2013-1, Class C,
	1.760%, 1/15/19	5,695,693
6,230,000	Santander Drive Auto Receivables
	Trust, Ser 2013-2, Class C,
	1.950%, 3/15/19	6,247,200
1,499,096	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	1,499,939
1,547,368	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-3A, Class A, 144a,
	3.370%, 7/20/28	1,565,915
830,974	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	834,202
3,823,212	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	3,810,200
1,379,775	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	1,359,216
2,965,013	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	2,957,323
3,484,376	Sierra Timeshare Receivables Funding
	LLC, Ser 2015-2A, Class A, 144a,
	2.430%, 6/20/32	3,444,141

32

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Asset-Backed Securities — 37.3% (Continued)
$5,320,123	SpringCastle America Funding LLC,
	Ser 2014-AA, Class A, 144a,
	2.700%, 5/25/23	$5,298,209
3,275,000	Tidewater Auto Receivables Trust, Ser
	2016-AA, Class A2, 144a,
	2.300%, 9/15/19	3,274,739
797,992	United Auto Credit Securitization
	Trust, Ser 2016-1, Class A, 144a,
	2.000%, 10/15/17	797,435
2,757,366	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	2,766,388
3,261,532	Westgate Resorts, Ser 2015-1A, Class
	A, 144a, 2.750%, 5/20/27	3,237,383
529,402	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	528,763
965,877	Westgate Resorts LLC, Ser 2012-3A,
	Class B, 144a, 4.500%, 3/20/25	964,005
2,447,895	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	2,448,092
2,961,741	Westlake Automobile Receivables
	Trust, Ser 2015-1A, Class A2, 144a,
	1.170%, 3/15/18	2,958,441
3,801,133	Westlake Automobile Receivables
	Trust, Ser 2015-2A, Class A2A, 144a,
	1.280%, 7/16/18	3,795,729
256,021	Westlake Automobile Receivables
	Trust, Ser 2015-3A, Class A1, 144a,
	0.640%, 10/17/16	256,021
5,285,000	Westlake Automobile Receivables
	Trust, Ser 2016-1A, Class A2B, 144a,
	1.486%, 1/15/19(A)	5,288,303
	Total Asset-Backed Securities	$220,359,235

	Corporate Bonds — 28.9%

	Financials — 10.9%
2,300,000	Air Lease Corp., 5.625%, 4/1/17	2,363,066
968,000	Ameritech Capital Funding Corp.,
	9.100%, 6/1/16	977,865
586,000	Bank of America Corp.,
	5.750%, 8/15/16	595,750
2,500,000	Bank of America Corp.,
	6.050%, 5/16/16	2,517,230
926,000	Bear Stearns Cos. LLC (The),
	5.550%, 1/22/17	955,454
800,000	Branch Banking & Trust Co.,
	1.450%, 10/3/16	802,006
3,460,000	Capital One Bank USA NA,
	1.150%, 11/21/16	3,460,301
3,700,000	Citizens Bank, 2.500%, 3/14/19	3,732,245
4,800,000	Credit Suisse/New York (Switzerland)
	MTN, 1.125%, 5/26/17(A)	4,786,656
4,563,000	DBS Bank Ltd.(Singapore), 144a,
	1.233%, 7/15/21(A)	4,539,026
2,712,000	Fifth Third Bancorp, 5.450%, 1/15/17	2,778,287
3,225,000	Huntington National Bank (The),
	1.300%, 11/20/16	3,225,135
2,050,000	Huntington National Bank (The),
	1.350%, 8/2/16	2,052,054
4,700,000	Jackson National Life Global Funding,
	144a, 1.875%, 10/15/18	4,712,027
900,000	Jackson National Life Global Funding,
	144a, 4.700%, 6/1/18	952,242
2,210,000	Liberty Mutual Group, Inc., 144a,
	6.700%, 8/15/16	2,252,845
1,900,000	Metropolitan Life Global Funding I,
	144a, 1.500%, 1/10/18	1,902,647
1,850,000	Metropolitan Life Global Funding I,
	144a, 1.950%, 12/3/18	1,862,859
1,450,000	Morgan Stanley MTN, 6.250%, 8/28/17	1,540,686
5,400,000	PNC Bank NA, 1.150%, 11/1/16	5,406,934
4,026,000	Sirius International Group Ltd., 144a,
	6.375%, 3/20/17	4,129,678
3,765,000	Ventas Realty LP, 1.250%, 4/17/17	3,749,341
3,200,000	Ventas Realty LP REIT, 1.550%, 9/26/16	3,203,469
1,650,000	Weingarten Realty Investors REIT MTN,
	5.542%, 12/15/16	1,699,304
		64,197,107

	Utilities — 3.1%
3,925,000	Dayton Power & Light Co. (The),
	1.875%, 9/15/16	3,941,085
2,350,000	Georgia Power Co., 1.950%, 12/1/18	2,374,283
715,000	New York State Electric & Gas Corp.,
	144a, 6.150%, 12/15/17	757,384
1,178,000	Oklahoma Gas & Electric Co.,
	6.500%, 7/15/17	1,249,831
800,000	PPL UK Distribution Holdings Ltd. /
	Western Power Distribution Ltd.,
	144a, 7.250%, 12/15/17	842,138
1,384,000	PPLWEM Ltd./Western Power
	Distribution Ltd., 144a,
	3.900%, 5/1/16	1,386,324
451,000	Southern Electric Generating Co.,
	144a, 2.200%, 12/1/18	456,150
3,700,000	Southern Star Central Gas Pipeline,
	Inc., 144a, 6.000%, 6/1/16	3,719,776
1,255,000	West Penn Power Co., 144a,
	5.950%, 12/15/17	1,337,947
2,350,000	Wisconsin Public Service Corp.,
	1.650%, 12/4/18	2,358,803
		18,423,721

	Health Care — 3.0%
4,800,000	Amgen, Inc., 0.998%, 5/22/17(A)	4,788,979
2,800,000	Bayer US Finance LLC, 144a,
	0.867%, 10/7/16(A)	2,800,375
2,800,000	Cardinal Health, Inc., 1.700%, 3/15/18	2,806,992
7,000,000	Express Scripts Holding Co.,
	2.650%, 2/15/17	7,091,420
		17,487,766

	Industrials — 2.8%
2,325,000	Crane Co., 2.750%, 12/15/18	2,369,170

33

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Corporate Bonds — 28.9% (Continued)

	Industrials — (Continued)
$5,670,000	CRH America, Inc., 6.000%, 9/30/16	$5,774,867
6,642,000	Dun & Bradstreet Corp. (The),
	3.250%, 12/1/17	6,679,016
1,000,000	L-3 Communications Corp.,
	1.500%, 5/28/17	996,573
750,000	L-3 Communications Corp.,
	3.950%, 11/15/16	759,777
		16,579,403

	Telecommunication Services — 2.5%
5,500,000	America Movil SAB DE CV (Mexico),
	2.375%, 9/8/16	5,523,006
2,900,000	BellSouth Corp., 144a, 4.821%, 4/26/16	2,907,250
600,000	Crown Castle Towers LLC, 144a,
	5.495%, 1/15/17	605,742
1,669,000	Omnicom Group, Inc.,
	5.900%, 4/15/16	1,671,246
3,900,000	Scripps Networks Interactive, Inc.,
	2.700%, 12/15/16	3,934,059
		14,641,303

	Consumer Discretionary — 2.5%
1,165,000	Cintas Corp. No 2, 2.850%, 6/1/16	1,169,150
4,278,000	Dollar General Corp., 4.125%, 7/15/17	4,416,145
350,000	ERAC USA Finance LLC, 144a,
	1.400%, 4/15/16	350,058
470,000	ERAC USA Finance LLC, 144a,
	6.200%, 11/1/16	483,068
5,150,000	Ford Motor Credit Co. LLC,
	1.870%, 5/9/16(A)	5,153,909
1,395,000	Ford Motor Credit Co. LLC,
	4.207%, 4/15/16	1,396,242
325,000	Hyundai Capital America, 144a,
	4.000%, 6/8/17	333,107
1,325,000	Newell Rubbermaid, Inc.,
	2.875%, 12/1/19	1,339,486
		14,641,165

	Energy —1.7%
2,645,000	Buckeye Partners LP, 2.650%, 11/15/18	2,626,152
2,900,000	Buckeye Partners LP, 6.050%, 1/15/18	3,058,586
3,992,000	Cameron International Corp.,
	1.150%, 12/15/16	3,990,303
428,940	Ras Laffan Liquefied Natural Gas Co.
	Ltd. II (Qatar), 144a, 5.298%, 9/30/20	456,821
		10,131,862

	Consumer Staples — 1.0%
800,000	Bunge NA Finance LP, 5.900%, 4/1/17	832,808
700,000	Kroger Co. (The), 2.200%, 1/15/17	705,244
4,292,000	SABMiller Holdings, Inc., 144a,
	2.450%, 1/15/17	4,331,358
		5,869,410

	Information Technology — 0.8%
4,850,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	4,881,666

	Materials — 0.6%
400,000	Glencore Funding LLC, 144a,
	1.700%, 5/27/16	398,591
3,300,000	RioTinto Finance USA PLC (United
	Kingdom), 1.482%, 6/17/16(A)	3,299,720
		3,698,311
	Total Corporate Bonds	$170,551,714

	Commercial Paper — 10.6%
6,700,000	AGL CAP, 0.550%, 4/1/16(C)	6,699,919
7,500,000	Centennial Energy Holdings,
	0.100%, 4/1/16(C)	7,499,893
11,450,000	KCP&L Greater Missouri,
	0.600%, 4/1/16(C)	11,449,861
10,000,000	MDU Resourses Group, Inc.,
	0.600%, 4/1/16(C)	9,999,833
7,200,000	NorthWestern Corp., 0.770%, 4/4/16(C)	7,199,646
10,000,000	PCG, 0.560%, 4/4/16(C)	9,999,610
10,000,000	Sinopec Century Bright Capital
	Investment Ltd., 0.650%, 4/1/16(C)	9,999,879
	Total Commercial Paper	$62,848,641

	U.S. Government Mortgage-Backed Obligations — 8.2%
182,514	FHLMC, Pool #1B1580,
	2.586%, 3/1/34(A)	192,369
178,932	FHLMC, Pool #1B2629,
	2.625%, 11/1/34(A)	189,396
571,330	FHLMC, Pool #1B7189,
	3.250%, 3/1/36(A)	607,840
160,803	FHLMC, Pool #1G1471,
	2.504%, 1/1/37(A)	170,116
895,946	FHLMC, Pool #1H1354,
	2.560%, 11/1/36(A)	945,545
110,472	FHLMC, Pool #1H2524,
	2.601%, 8/1/35(A)	116,418
538,178	FHLMC, Pool #1J1813,
	2.675%, 8/1/37(A)	569,347
477,217	FHLMC, Pool #1K1238,
	2.505%, 7/1/36(A)	504,362
235,337	FHLMC, Pool #1L0087,
	2.500%, 6/1/35(A)	247,732
490,975	FHLMC, Pool #1L0147,
	2.540%, 7/1/35(A)	523,571
308,979	FHLMC, Pool #1L1288,
	2.625%, 5/1/36(A)	325,241
288,051	FHLMC, Pool #1Q0080,
	2.415%, 1/1/36(A)	303,206
566,831	FHLMC, Pool #1Q0119,
	2.582%, 9/1/36(A)	602,274
1,385,980	FHLMC, Pool #1Q0187,
	2.550%, 12/1/36(A)	1,457,450
743,615	FHLMC, Pool #1Q0339,
	2.695%, 4/1/37(A)	786,086

34

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value

	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$218,938	FHLMC, Pool #1Q0669,
	2.536%, 11/1/37(A)	$230,297
776,464	FHLMC, Pool #1Q1303,
	2.542%, 11/1/36(A)	819,115
910,807	FHLMC, Pool #781515,
	2.517%, 4/1/34(A)	962,385
380,421	FHLMC, Pool #782760,
	2.520%, 11/1/36(A)	401,429
330,087	FHLMC, Pool #847795,
	2.599%, 4/1/35(A)	347,270
208,858	FHLMC, Pool #848088,
	2.642%, 4/1/35(A)	220,063
654,809	FHLMC, Pool #848539,
	2.978%, 4/1/37(A)	697,420
1,717,860	FHLMC, Pool #848583,
	2.612%, 1/1/36(A)	1,812,247
23,565	FHLMC, Pool #A92646, 5.500%, 6/1/40	26,757
22,245	FHLMC, Pool #C03505, 5.500%, 6/1/40	24,723
72,583	FHLMC, Pool #C66916, 7.000%, 5/1/32	83,927
17,762	FHLMC, Pool #D94598, 6.500%, 4/1/21	20,220
74,751	FHLMC, Pool #G01840, 5.000%, 7/1/35	82,940
972,840	FHLMC, Pool #G11769,
	5.000%, 10/1/20	1,027,892
617,683	FHLMC, Pool #G11773,
	5.000%, 10/1/20	653,129
10,718	FHLMC, Pool #G30085,
	7.500%, 10/1/17	10,979
339,068	FHLMC, Pool #J10895,
	4.000%, 10/1/19	352,570
235,121	FNMA, Pool #254868, 5.000%, 9/1/33	261,304
106,440	FNMA, Pool #256272, 5.500%, 6/1/26	119,286
182,553	FNMA, Pool #256852, 6.000%, 8/1/27	208,017
40,566	FNMA, Pool #323832, 7.500%, 7/1/29	49,488
3,041	FNMA, Pool #334593, 7.000%, 5/1/24	3,350
210,391	FNMA, Pool #555380,
	2.527%, 4/1/33(A)	219,052
335	FNMA, Pool #555646, 7.500%, 9/1/16	336
97,756	FNMA, Pool #665773, 7.500%, 6/1/31	109,373
159,043	FNMA, Pool #679742,
	2.838%, 1/1/40(A)	164,695
84,779	FNMA, Pool #681842,
	2.678%, 2/1/33(A)	89,206
232,912	FNMA, Pool #681898,
	2.441%, 4/1/33(A)	245,415
250,452	FNMA, Pool #725245,
	2.496%, 2/1/34(A)	262,193
258,038	FNMA, Pool #725424, 5.500%, 4/1/34	292,026
1,570,970	FNMA, Pool #725490,
	2.259%, 4/1/34(A)	1,666,932
215,219	FNMA, Pool #735439, 6.000%, 9/1/19	221,907
46,445	FNMA, Pool #735484, 5.000%, 5/1/35	51,509
175,457	FNMA, Pool #735539,
	2.669%, 4/1/35(A)	184,731
104,121	FNMA, Pool #743207,
	2.376%, 10/1/33(A)	109,423
101,182	FNMA, Pool #745467,
	2.790%, 4/1/36(A)	107,051
117,139	FNMA, Pool #745790,
	2.393%, 8/1/36(A)	123,583
717,044	FNMA, Pool #761411, 4.500%, 5/1/19	743,919
143,344	FNMA, Pool #784365,
	2.050%, 5/1/34(A)	150,115
259,680	FNMA, Pool #791978,
	2.393%, 9/1/34(A)	270,741
93,844	FNMA, Pool #804001,
	2.464%, 10/1/34(A)	98,685
75,005	FNMA, Pool #809897,
	2.663%, 3/1/35(A)	79,310
272,075	FNMA, Pool #813170,
	2.539%, 1/1/35(A)	284,275
1,582,588	FNMA, Pool #815323,
	2.089%, 1/1/35(A)	1,646,847
263,732	FNMA, Pool #820364,
	1.698%, 4/1/35(A)	277,748
879,831	FNMA, Pool #827787,
	2.054%, 5/1/35(A)	925,675
112,081	FNMA, Pool #828480,
	2.480%, 6/1/35(A)	119,021
181,509	FNMA, Pool #839239,
	2.510%, 9/1/35(A)	191,414
163,881	FNMA, Pool #888179,
	2.688%, 2/1/37(A)	172,838
96,179	FNMA, Pool #888548,
	2.541%, 5/1/35(A)	101,261
161,638	FNMA, Pool #889060, 6.000%, 1/1/38	186,019
152,134	FNMA, Pool #889061, 6.000%, 1/1/38	175,652
9,827	FNMA, Pool #889382, 5.500%, 4/1/38	11,248
552,880	FNMA, Pool #922674,
	2.743%, 4/1/36(A)	580,482
383,769	FNMA, Pool #931676, 5.500%, 1/1/19	399,393
220,227	FNMA, Pool #950385,
	1.691%, 8/1/37(A)	226,463
91,870	FNMA, Pool #960376, 5.500%, 12/1/37	103,283
56,047	FNMA, Pool #995284, 5.500%, 3/1/20	57,216
779,142	FNMA, Pool #AA1150, 4.000%, 4/1/23	811,630
14,152	FNMA, Pool #AD0941, 5.500%, 4/1/40	16,365
118,029	FNMA, Pool #AE0363, 5.000%, 7/1/37	131,100
521,821	FNMA, Pool #AE0727, 4.000%, 10/1/20	543,351
169,580	FNMA, Pool #AE5441, 5.000%, 10/1/40	187,612
267,098	FNMA, Pool #AI6588, 4.000%, 7/1/26	285,140
259,403	FNMA, Pool #AI8506, 4.000%, 8/1/26	277,254
254,395	FNMA, Pool #AL0211, 5.000%, 4/1/41	282,418
45,796	FNMA, Pool #AL0302, 5.000%, 4/1/24	49,130
1,627,764	FNMA, Pool #AL0478,
	2.572%, 4/1/36(A)	1,717,636
439,082	FNMA, Pool #AL0543, 5.000%, 7/1/41	488,847
260,393	FNMA, Pool #AL1105, 4.500%, 12/1/40	286,977

35

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$131,727	FNMA, Pool #AL2591, 5.500%, 5/1/38	$143,167
983,820	FNMA, Pool #AL5275,
	2.020%, 9/1/37(A)	1,009,789
5,465,885	FNMA, Pool #AL7396,
	2.065%, 2/1/37(A)	5,699,484
17,204	GNMA, Pool #344233, 8.000%, 2/15/23	18,751
67,130	GNMA, Pool #345123,
	8.000%, 12/15/23	74,307
7,484	GNMA, Pool #569337, 6.500%, 4/15/22	8,567
18,928	GNMA, Pool #780322,
	8.000%, 11/15/22	21,445
1,466	GNMA, Pool #780327,
	8.000%, 11/15/17	1,501
682,963	GNMA, Pool #80826,
	1.750%, 2/20/34(A)	711,991
338,357	GNMA, Pool #80889,
	1.750%, 4/20/34(A)	352,053
563,662	GNMA, Pool #81016,
	1.875%, 8/20/34(A)	586,517
4,193	GNMA, Pool #814, 8.000%, 8/20/17	4,232
1,243,434	GNMA, Pool #82760,
	2.500%, 3/20/41(A)	1,280,228
2,459	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	2,483
1,508,824	GNMA, Pool #MA2392,
	2.000%, 11/20/44(A)	1,559,867
5,184,213	GNMA, Pool #MA2466,
	2.000%, 12/20/44(A)	5,355,935
	Total U.S. Government Mortgage-Backed Obligations	$48,512,575

	Commercial Mortgage-Backed Securities — 6.4%
16,653	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	16,667
5,182,000	CD Mortgage Trust, Ser 2006-CD3,
	Class AM, 5.648%, 10/15/48	5,216,104
4,991,000	COMM Mortgage Trust, Ser
	2012-9W57, Class A, 144a,
	2.365%, 2/10/29	5,022,144
3,641,259	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.587%, 6/15/34(A)	3,577,028
9,821	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	9,810
2,288,523	DBRR Trust, Ser 2013-EZ3, Class A,
	144a, 1.636%, 12/18/49(A)	2,284,587
1,318,388	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.788%, 7/12/44(A)	1,305,320
46,173	FDIC Guaranteed Notes, Ser 2010-C1,
	Class A, 144a, 2.980%, 12/6/20	46,978
1,006,915	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	1,007,238
4,965,000	Hyatt Hotel Portfolio Trust, Ser
	2015-HYT, Class A, 144a,
	1.686%, 11/15/29(A)	4,919,758
240,039	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class AJ,
	5.412%, 8/12/37(A)	239,657
229,378	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C7, Class H, 144a,
	4.793%, 10/15/36(A)††	229,663
33,891	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	34,057
4,735,000	Merrill Lynch Mortgage Trust, Ser
	2006-C2, Class AM,
	5.782%, 8/12/43(A)	4,758,487
2,800,000	PFP 2015-2 Ltd., Ser 2015-2, Class A,
	144a, 1.891%, 7/14/34(A)	2,768,769
61,561	PFP III 2014-1 Ltd., Ser 2014-1, Class A,
	144a, 1.606%, 6/14/31(A)	61,470
23,236,456	UBS-Citigroup Commercial Mortgage
	Trust, Ser 2011-C1, Class XA, 144a,
	2.423%, 1/10/45(A)(D)	1,723,074
5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	1.786%, 2/15/27(A)	4,890,886
	Total Commercial Mortgage-Backed Securities	$38,111,697

	Municipal Bonds — 3.7%

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	1.320%, 5/15/18(A)	425,982

	Florida — 0.8%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser
	A, 2.163%, 7/1/19	5,031,650

	Massachusetts — 0.8%
4,450,000	MA St Edu Fin Auth, Ser B 1, 2.188%,
	1/1/31(A)	4,450,000

	Minnesota — 0.6%
1,500,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.041%,
	7/1/16	1,500,675
1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.400%,
	7/1/17	1,002,460
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.838%,
	7/1/18	1,102,019
		3,605,154

36

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.7% (Continued)

	New York — 0.6%
$3,750,000	Brookhaven NY IDA, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.750%, 1/1/25(A)	$3,750,000

	Ohio — 0.3%
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,548,008
490,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.630%, 7/1/16(A)	490,000
		2,038,008

	Pennsylvania — 0.3%
1,575,000	PA St IDA, 144a, 144a, 1.635%, 7/1/16	1,575,929

	South Carolina — 0.2%
230,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.219%, 12/1/16	230,283
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.519%, 12/1/17	537,884
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.785%, 12/1/18	283,128
		1,051,295
	Total Municipal Bonds	$21,928,018

	Non-Agency Collateralized Mortgage Obligations — 3.3%
3,247,275	Bear Stearns ARM Trust, Ser 2003-1,
	Class 5A1, 2.471%, 4/25/33(A)††	3,223,561
380,182	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 3.177%, 4/25/34(A)††	365,224
297,603	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	305,693
124,568	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	123,749
1,944,206	CSMC Trust, Ser 2012-CIM1, Class A1,
	144a, 3.380%, 2/25/42(A)	1,955,387
111,468	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	113,684
239,559	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.503%, 6/25/36(A)	213,566
24,640	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.786%, 12/25/32(A)	24,236
314,303	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.294%, 12/25/34(A)	307,961
3,875,596	Mill City Mortgage Trust, Ser 2015-1,
	Class A1, 144a, 2.230%, 6/25/56(A)	3,871,983
2,319,984	People’s Choice Home Loan Securities
	Trust Series, Ser 2005-1, Class M3,
	1.306%, 1/25/35(A)	2,319,583
1,178,373	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.136%, 2/25/37(A)	971,747
4,659,262	Springleaf Mortgage Loan Trust, Ser
	2013-1A, Class M5, 144a,
	2.207%, 6/25/58(A)	4,651,786
252,859	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.615%, 6/25/33(A)	252,813
625,732	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.787%, 12/25/33(A)	624,581
	Total Non-Agency Collateralized Mortgage Obligations	$19,325,554

	U.S. Government Agency Obligations — 1.4%
583,000	Government Trust Certificate,
	0.000%, 10/1/16#	581,172
5,000,000	Overseas Private Investment Corp.,
	0.400%, 7/20/22(A)	5,000,000
2,100,000	Overseas Private Investment Corp.,
	0.400%, 10/15/33(A)	2,100,000
37,661	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	40,749
56,925	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	60,701
233,722	Small Business Administration Pools,
	507682, 0.900%, 1/25/26(A)	232,931
176,469	Small Business Administration Pools,
	508374, 1.000%, 4/25/28(A)	176,196
	Total U.S. Government Agency Obligations	$8,191,749

	Agency Collateralized Mortgage Obligations — 1.3%
125,930,350	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K504 Class
	X1, 0.228%, 9/25/20(A)	967,007
57,241	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	58,999
547,922	FHLMC REMIC, Ser 2770 Class FH,
	0.836%, 3/15/34(A)	551,749
189,357	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	194,317
1,455,243	FHLMC REMIC, Ser 4459 Class NG,
	6.500%, 10/15/24	1,474,450
315,520	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	323,814
108,659	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	117,386
101,959	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	107,194
462,287	FNMA REMIC, Ser 2003-81, Class FE,
	0.933%, 9/25/33(A)	466,474

37

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Agency Collateralized Mortgage Obligations — 1.3% (Continued)
$139,873	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(D)	$3,391
183,190	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	188,842
78,603	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	80,296
170,887	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	173,089
456,194	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	452,723
174,674	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	189,370
19,237,659	GNMA, Ser 2011-142, Class IO,
	0.837%, 9/16/46(A)(D)	720,150
210,862	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	211,177
157,884	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	163,110
118,681	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	118,798
7,132,732	GNMA, Ser 2011-78, Class IX,
	0.505%, 8/16/46(A)(D)	251,417
274,271	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	271,341
12,981,367	GNMA, Ser 2013-121, Class KX,
	0.622%, 10/16/44(A)(D)	393,271
	Total Agency Collateralized Mortgage Obligations	$7,478,365

Shares

	Investment Fund — 0.0%
70,908	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞ Ω	$70,908

	Total Investment Securities — 101.1%
	(Cost $599,937,894)	$597,378,456

	Liabilities in Excess of
	Other Assets — (1.1%)	(6,773,851)

	Net Assets — 100.0%	$590,604,605

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2016.

(B)	Step Bond-A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31,2016.

(C)	Rate reflects yield at the time of purchase.

(D)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

38

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $238,875,938 or 40.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$220,359,235	$—	$220,359,235
Corporate Bonds	—	170,551,714	—	170,551,714
Commercial Paper	—	62,848,641	—	62,848,641
U.S. Government Mortgage-Backed Obligations	—	48,512,575	—	48,512,575
Commercial Mortgage-Backed Securities	—	38,111,697	—	38,111,697
Municipal Bonds	—	21,928,018	—	21,928,018
Non-Agency Collateralized Mortgage Obligations	—	19,325,554	—	19,325,554
U.S. Government Agency Obligations	—	8,191,749	—	8,191,749
Agency Collateralized Mortgage Obligations	—	7,478,365	—	7,478,365
Investment Fund	70,908	—	—	70,908
Total	$70,908	$597,307,548	$—	$597,378,456

See accompanying Notes to Financial Statements.

39

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Touchstone Arbitrage Fund	Touchstone Emerging Markets Equity Fund	Touchstone Merger Arbitrage Fund	Touchstone Mid Cap Fund
Assets
Investments, at cost	$121,783,421	$17,396,732	$233,322,405	$673,435,785
Investments, at market value(A)	$123,351,514	$14,288,462	$233,618,036	$710,271,439
Cash	2,716,670	—	3,497,033	—
Foreign Currency(B)	—	737	—	—
Cash collateral for securities sold short and written options	20,402,426	—	3,596,107	—
Dividends and interest receivable	57,898	92,004	194,607	668,296
Receivable for capital shares sold	902,790	1,212	86,422	1,096,787
Receivable for investments sold	1,872,225	—	2,115,855	—
Receivable for securities sold short	202,221	—	240,028	—
Receivable for securities lending income	423	116	—	2,248
Receivable from Investment Advisor	—	23,381	—	—
Tax reclaim receivable	2,896	—	6,764	—
Other assets	20,995	59,945	23,087	51,834
Total Assets	149,530,058	14,465,857	243,377,939	712,090,604
Liabilities
Securities sold short(C)	26,888,141	—	31,168,531	—
Dividend and interest payable on securities sold short	41,042	—	53,636	—
Bank overdrafts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	276,571	—	338,405	—
Payable for return of collateral for securities on loan	—	31,755	—	3,692,861
Payable for capital shares redeemed	215,181	34,942	301,923	1,035,885
Payable for investments purchased	2,552,175	—	10,846,831	—
Payable to close securities sold short	—	—	201	—
Payable to Investment Advisor	103,998	—	177,844	450,733
Payable to other affiliates	21,929	231	42,721	123,710
Payable to Trustees	3,790	3,790	3,790	3,790
Payable for professional services	13,378	8,353	15,393	15,246
Payable to Transfer Agent	18,880	30,292	32,781	183,311
Payable for reports to shareholders	17,320	15,267	22,828	36,382
Other accrued expenses and liabilities	808	6,025	799	1,145
Total Liabilities	30,153,213	130,655	43,005,683	5,543,063
Net Assets	$119,376,845	$14,335,202	$200,372,256	$706,547,541
Net assets consist of:
Par value	$116,579	$16,936	$183,370	$288,104
Paid-in capital	117,379,231	114,115,643	198,616,277	784,073,920
Accumulated net investment income (loss)	(286,917)	(201,663)	(591,058)	4,171,443
Accumulated net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	2,229,804	(96,489,173)	3,693,801	(118,821,580)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, written options and securities sold short	(61,852)	(3,106,541)	(1,530,134)	36,835,654
Net Assets	$119,376,845	$14,335,202	$200,372,256	$706,547,541
(A) Includes market value of securities on loan of:	$—	$30,733	$—	$3,639,444
(B) Cost of foreign currency:	$—	$737	$—	$—
(C) Proceeds received for securities sold short:	$25,534,767	$—	$29,681,171	$—

See accompanying Notes to Financial Statements.

40

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone Mid Cap Value Fund	Touchstone Premium Yield Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund

$326,263,876	$139,601,625	$2,738,977,113	$522,669,230
$359,341,019	$141,135,678	$3,948,968,568	$647,462,839
—	—	—	—
—	—	—	—
—	—	—	—
571,088	354,452	600,241	1,152,604
709,522	214,251	4,467,172	730,468
5,073,032	1,545,135	14,556,259	8,765,983
—	—	—	—
2,071	—	77,312	4,524
—	—	—	—
172	34,259	—	906
31,814	26,936	117,246	55,101
365,728,718	143,310,711	3,968,786,798	658,172,425

—	—	—	—
—	—	—	—
—	—	—	133,805
—	—	—	—
10,647,766	—	162,942,959	13,803,365
759,212	1,824,656	17,314,309	1,110,807
4,904,273	—	—	—
—	—	—	—
228,449	74,106	1,690,617	451,918
13,698	39,751	1,419,504	98,284
3,790	3,790	3,790	3,790
13,838	10,627	71,147	16,529
54,941	37,228	1,154,431	111,558
21,743	13,550	229,688	13,891
1,124	638	1,707	506
16,648,834	2,004,346	184,828,152	15,744,453
$349,079,884	$141,306,365	$3,783,958,646	$642,427,972

$216,257	$176,812	$2,520,081	$394,393
315,409,865	144,073,380	2,352,459,728	572,952,881
77,458	346,329	(36,536,400)	1,837,451
299,161	(4,824,209)	255,523,782	(57,550,362)
33,077,143	1,534,053	1,209,991,455	$124,793,609
$349,079,884	$141,306,365	$3,783,958,646	$642,427,972
$10,253,281	$—	$161,129,553	$13,522,834
$—	$—	$—	$—
$—	$—	$—	$—

41

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone Arbitrage Fund	Touchstone Emerging Markets Equity Fund	Touchstone Merger Arbitrage Fund	Touchstone Mid Cap Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$7,691,836	$2,525,667	$20,283,412	$57,202,658
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	754,671	297,462	1,867,317	2,337,621
Net asset value price per share*	$10.19	$8.49	$10.86	$24.47
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$10.81	$9.01	$11.52	$25.96

Pricing of Class C Shares
Net assets applicable to Class C shares	$8,872,083	$1,036,938	$17,038,890	$61,097,197
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	884,496	124,217	1,622,780	2,603,756
Net asset value, offering price per share**	$10.03	$8.35	$10.50	$23.47

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$94,226,400	$6,430,216	$85,439,855	$497,242,759
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	9,183,930	756,336	7,791,469	20,168,302
Net asset value, offering price and redemption price per share	$10.26	$8.50	$10.97	$24.65

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$21,615,476
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	888,909
Net asset value, offering price and redemption price per share	$—	$—	$—	$24.32

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$8,586,526	$4,342,381	$77,610,099	$69,389,451
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	834,844	515,620	7,055,453	2,811,844
Net asset value, offering price and redemption price per share	$10.29	$8.42	$11.00	$24.68

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

42

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone Mid Cap Value Fund	Touchstone Premium Yield Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund

$8,256,082	$27,361,071	$170,898,933	$49,707,095

514,415	3,417,994	11,613,980	3,077,916
$16.05	$8.01	$14.71	$16.15
5.75%	5.75%	5.75%	5.75%

$17.03	$8.50	$15.61	$17.14

$2,248,445	$26,645,702	$136,862,895	$17,977,330

142,061	3,332,861	9,739,739	1,152,098
$15.83	$7.99	$14.05	$15.60

$211,833,775	$—	$2,539,210,135	$309,499,951

13,141,353	—	167,000,546	18,950,609
$16.12	$—	$15.20	$16.33

$—	$—	$936,986,683	$—

$—	$—	63,653,872	—
$—	$—	$14.72	$—

$126,741,582	$87,299,592	$—	$265,243,596

7,827,892	10,930,299	—	16,258,672
$16.19	$7.99	$—	$16.31

43

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone
	Small	Touchstone	Ultra Short
	Cap Value	Total Return	Duration Fixed
	Fund	Bond Fund	Income Fund
Assets
Investments, at cost	$56,236,527	$196,537,726	$599,937,894
Investments, at market value(A)	$53,669,885	$198,180,234	$597,378,456
Cash	—	28	43,460
Dividends and interest receivable	120,204	1,587,022	1,995,939
Receivable for capital shares sold	554	354,895	3,993,127
Receivable for investments sold	1,115,761	—	145,952
Receivable from securities lending income	1,214	13	—
Other assets	15,028	21,203	31,965
Total Assets	54,922,646	200,143,395	603,588,899

Liabilities
Dividends payable	—	—	124,201
Payable for return of collateral for securities on loan	2,065,343	197,943	—
Payable for capital shares redeemed	38,697	302,712	11,214,740
Payable for investments purchased	493,087	79,570	1,218,165
Payable to Investment Advisor	33,320	48,022	116,032
Payable to other affiliates	3,048	17,877	164,031
Payable to Trustees	3,790	3,790	3,790
Payable for professional services	10,514	12,136	17,222
Payable to Transfer Agent	11,597	15,338	76,585
Payable for reports to shareholders	14,321	11,771	32,729
Other accrued expenses and liabilities	826	5,700	16,799
Total Liabilities	2,674,543	694,859	12,984,294
Net Assets	$52,248,103	$199,448,536	$590,604,605

Net assets consist of:
Par value	$25,472	$194,884	$635,029
Paid-in capital	66,445,342	199,365,101	619,040,935
Accumulated net investment income (loss)	24,995	(160,177)	(2,316,383)
Accumulated net realized losses on investments	(11,681,064)	(1,593,780)	(24,195,538)
Net unrealized appreciation (depreciation) on investments	(2,566,642)	1,642,508	(2,559,438)
Net Assets	$52,248,103	$199,448,536	$590,604,605
(A) Includes market value of securities on loan of:	$1,978,577	$189,415	$—

See accompanying Notes to Financial Statements.

44

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone
	Small	Touchstone	Ultra Short
	Cap Value	Total Return	Duration Fixed
	Fund	Bond Fund	Income Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$24,530,018	$5,944,647	$10,164,403
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,196,153	581,501	1,092,981
Net asset value price per share*	$20.51	$10.22	$9.30
Maximum sales charge - Class A shares	5.75%	4.75%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$21.76	$10.73	$9.49

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,433,682	$2,562,075	$9,108,637
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	70,628	250,963	979,270
Net asset value, offering price per share**	$20.30	$10.21	$9.30

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$3,956,026	$41,749,396	$241,441,884
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	192,632	4,078,546	25,960,289
Net asset value, offering price and redemption price per share	$20.54	$10.24	$9.30

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$224,852,414
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	24,172,070
Net asset value, offering price and redemption price per share	$—	$—	$9.30

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$22,328,377	$149,192,418	$105,037,267
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,087,829	14,577,368	11,298,318
Net asset value, offering price and redemption price per share	$20.53	$10.23	$9.30

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

45

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Emerging	Merger	Mid
	Arbitrage	Markets Equity	Arbitrage	Cap
	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$1,262,665	$306,222	$1,862,216	$8,420,072
Interest	71,108	—	437,518	—
Income from securities loaned	3,048	4,278	—	16,793
Total Investment Income	1,336,821	310,500	2,299,734	8,436,865
Expenses
Investment advisory fees	611,399	348,286	1,070,282	2,761,656
Administration fees	84,431	48,234	147,801	509,754
Compliance fees and expenses	1,391	1,391	1,391	1,391
Custody fees	10,737	109,200	13,981	7,409
Professional fees	14,651	31,743	16,143	22,392
Transfer Agent fees, Class A	8,764	8,381	11,230	32,096
Transfer Agent fees, Class C	2,940	2,098	9,362	37,857
Transfer Agent fees, Class Y	38,427	23,784	39,437	296,945
Transfer Agent fees, Class Z	—	—	—	13,950
Transfer Agent fees, Institutional Class	37	16,220	2,109	9,320
Registration Fees, Class A	8,090	7,362	7,963	8,035
Registration Fees, Class C	2,234	5,093	4,636	9,014
Registration Fees, Class Y	8,625	7,464	8,165	22,447
Registration Fees, Class Z	—	—	—	7,421
Registration Fees, Institutional Class	468	6,734	4,687	4,021
Dividend expense on securities sold short	332,079	—	405,871	—
Interest expense on securities sold short	87,435	—	159,483	—
Reports to Shareholders, Class A	4,306	3,520	4,320	5,700
Reports to Shareholders, Class C	3,529	3,386	4,257	6,480
Reports to Shareholders, Class Y	7,426	6,044	8,581	33,036
Reports to Shareholders, Class Z	—	—	—	4,282
Reports to Shareholders, Institutional Class	3,179	3,521	3,502	3,442
Shareholder servicing fees, Class Z	—	—	—	26,744
Distribution expenses, Class A	11,903	3,402	25,859	74,389
Distribution and shareholder servicing expenses, Class C	44,448	6,267	89,446	306,948
Trustee fees	7,876	7,876	7,876	7,876
Other expenses	7,998	18,015	13,246	20,485
Total Expenses	1,302,373	668,021	2,059,628	4,233,090
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(18,074)	(205,650)	(6,297)	(371,904)
Net Expenses	1,284,299	462,371	2,053,331	3,861,186
Net Investment Income (Loss)	52,522	(151,871)	246,403	4,575,679
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	2,843,642	(47,425,383)	4,891,492	5,102,446
Net realized gains on foreign currency transactions	66	99,371	70	—
Net realized gains on written options	157,041	—	275,757	—
Net realized gains (losses) on securities sold short	432,909	—	(564,410)	—
Net change in unrealized appreciation (depreciation) on investments	3,750,398	56,612,875	2,969,454	24,786,605
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(276,571)	42,094	(338,405)	—
Net change in unrealized appreciation (depreciation) on written options	321,759	—	564,993	—
Net change in unrealized appreciation (depreciation) on securities sold short	(2,076,631)	—	(1,608,939)	—
Net Realized and Unrealized Gains (Losses) on Investments	5,152,613	9,328,957	6,190,012	29,889,051
Change in Net Assets Resulting from Operations	$5,205,135	$9,177,086	$6,436,415	$34,464,730
(A) Net of foreign tax withholding of:	$3,535	$22,902	$1,333	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

46

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Mid Cap	Premium	Sands Capital	Touchstone
Value	Yield Equity	Select Growth	Small Cap
Fund	Fund	Fund	Fund

$3,448,115	$3,207,740	$5,663,006	$5,534,649
—	—	—	—
14,888	—	617,669	76,119
3,463,003	3,207,740	6,280,675	5,610,768

1,362,351	517,842	12,990,917	2,796,920
242,395	109,942	3,322,699	477,122
1,391	1,391	1,391	1,391
6,005	3,432	40,057	7,166
15,014	12,518	96,234	21,363
6,653	19,489	101,800	43,232
1,414	13,489	70,858	10,615
123,505	53,479	1,397,775	167,742
—	—	1,024,936	—
13,233	—	—	36,553
7,612	8,145	10,325	7,521
3,861	7,030	8,368	6,228
11,135	9,414	68,384	19,653
—	—	18,003	—
7,573	—	—	10,724
—	—	—	—
—	—	—	—
3,712	5,012	11,815	5,381
3,290	4,552	10,150	4,349
18,026	9,592	139,112	10,974
—	—	86,787	—
5,004	—	—	4,241
—	—	1,433,111	—
9,720	37,312	262,993	68,762
9,867	143,859	785,228	97,195
7,876	7,876	7,876	7,876
17,258	9,617	106,225	20,756
1,876,895	973,991	21,995,044	3,825,764
(214,977)	(72,824)	(793,856)	(52,533)
1,661,918	901,167	21,201,188	3,773,231
1,801,085	2,306,573	(14,920,513)	1,837,537

2,769,848	(2,689,358)	332,051,698	(55,498,425)
—	—	—	—
—	—	—	—
—	—	—	—
26,367,188	8,291,283	(402,787,061)	78,969,686
—	—	—	—
—	—	—	—
—	—	—	—
29,137,036	5,601,925	(70,735,363)	23,471,261
$30,938,121	$7,908,498	$(85,655,876)	$25,308,798
$—	$37,307	$19,049	$55

47

Statements of Operations (Unaudited) (Continued)

	Touchstone Small Cap Value Fund	Touchstone Total Return Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Investment Income
Dividends(A)	$845,365	$6,858	$505
Interest	—	3,198,370	3,053,860
Income from securities loaned	22,929	361	—
Total Investment Income	868,294	3,205,589	3,054,365
Expenses
Investment advisory fees	237,528	336,038	699,080
Administration fees	38,268	139,216	405,463
Compliance fees and expenses	1,391	1,391	1,391
Custody fees	5,356	4,056	18,901
Professional fees	11,413	14,028	20,257
Transfer Agent fees, Class A	18,209	5,386	4,351
Transfer Agent fees, Class C	2,050	1,052	3,188
Transfer Agent fees, Class Y	4,711	13,310	80,186
Transfer Agent fees, Class Z	—	—	100,850
Transfer Agent fees, Institutional Class	102	32,474	3,050
Registration Fees, Class A	6,465	5,392	7,452
Registration Fees, Class C	3,707	4,004	9,835
Registration Fees, Class Y	3,536	12,825	11,218
Registration Fees, Class Z	—	—	11,895
Registration Fees, Institutional Class	2,241	9,406	6,532
Reports to Shareholders, Class A	5,210	3,423	3,517
Reports to Shareholders, Class C	3,365	3,281	3,447
Reports to Shareholders, Class Y	3,486	3,485	6,536
Reports to Shareholders, Class Z	—	—	16,768
Reports to Shareholders, Institutional Class	5,270	3,672	3,241
Shareholder servicing fees, Class Z	—	—	287,137
Distribution expenses, Class A	30,146	7,128	12,710
Distribution and shareholder servicing expenses, Class C	6,909	11,813	32,926
Trustee fees	7,876	7,876	7,876
Other expenses	9,593	18,733	52,671
Total Expenses	406,832	637,989	1,810,478
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(88,827)	(106,276)	(270,834)
Net Expenses	318,005	531,713	1,539,644
Net Investment Income	550,289	2,673,876	1,514,721
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(7,127,143)	(251,700)	1,511,137
Net change in unrealized appreciation (depreciation) on investments	9,986,646	1,120,016	33,570
Net Realized and Unrealized Gains on Investments	2,859,503	868,316	1,544,707
Change in Net Assets Resulting from Operations	$3,409,792	$3,542,192	$3,059,428
(A) Net of foreign tax withholding of:	$976	$—	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

48

This page intentionally left blank.

49

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Arbitrage		Emerging Markets
	Fund		Equity Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2016	September 30,	March 31, 2016	September 30,
	(Unaudited)	2015	(Unaudited)	2015
From Operations
Net investment income (loss)	$52,522	$(938,277)	$(151,871)	$3,303,542
Net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	3,433,658	1,964,712	(47,326,012)	(8,542,947)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, written options and securities sold short	1,718,955	284,658	56,654,969	(67,458,307)
Change in Net Assets from Operations	5,205,135	1,311,093	9,177,086	(72,697,712)
Distributions to Shareholders from:
Net investment income, Class A	(17,509)	—	(188,269)	(24,587)
Net investment income, Class C	(6,332)	—	(82,074)	—
Net investment income, Class Y	(287,174)	—	(620,410)	(871,078)
Net investment income, Class Z	—	—	—	—
Net investment income, Institutional Class	(31,972)	—	(1,728,009)	(2,505,846)
Net realized gains, Class A	(154,157)	(33,828)	—	—
Net realized gains, Class C	(131,554)	(16,826)	—	—
Net realized gains, Class Y	(1,293,949)	(167,228)	—	—
Net realized gains, Institutional Class	(133,669)	(70,593)	—	—
Total Distributions	(2,056,316)	(288,475)	(2,618,762)	(3,401,511)

Net Increase (Decrease) from Share Transactions(A)	(9,300,773)	(72,683,275)	(251,718,101)	(12,246,077)

Total Increase (Decrease) in Net Assets	(6,151,954)	(71,660,657)	(245,159,777)	(88,345,300)

Net Assets
Beginning of period	125,528,799	197,189,456	259,494,979	347,840,279
End of period	$119,376,845	$125,528,799	$14,335,202	$259,494,979
Accumulated Net Investment Income (Loss)	$(286,917)	$3,548	$(201,663)	$2,568,970

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 56-59.

See accompanying Notes to Financial Statements.

50

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Merger Arbitrage		Mid Cap		Mid Cap
Fund		Fund		Value Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2016	September 30,	March 31, 2016	September 30,	March 31, 2016	September 30,
(Unaudited)	2015	(Unaudited)	2015	(Unaudited)	2015

$246,403	$(2,534,206)	$4,575,679	$460,582	$1,801,085	$3,025,444
4,602,909	1,857,492	5,102,446	12,577,383	2,769,848	21,967,422
1,587,103	4,479,870	24,786,605	(49,885,177)	26,367,188	(27,750,574)
6,436,415	3,803,156	34,464,730	(36,847,212)	30,938,121	(2,757,708)

—	—	—	—	(31,833)	(48,181)
—	—	—	—	—	—
—	—	(302,705)	(609,061)	(1,056,219)	(1,725,242)
—	—	(1,360)	—	—	—
—	—	(61,198)	(258,983)	(716,414)	(1,326,235)
—	(270,079)	—	—	(466,659)	(376,327)
—	(136,421)	—	—	(117,202)	(76,516)
—	(654,494)	—	—	(12,371,938)	(7,781,541)
—	(505,070)	—	—	(6,757,289)	(5,200,105)
—	(1,566,064)	(365,263)	(868,044)	(21,517,554)	(16,534,147)

(18,325,414)	(220,660,915)	(27,835,676)	292,015,815	(2,872,798)	(1,870,672)

(11,888,999)	(218,423,823)	6,263,791	254,300,559	6,547,769	(21,162,527)

212,261,255	430,685,078	700,283,750	445,983,191	342,532,115	363,694,642
$200,372,256	$212,261,255	$706,547,541	$700,283,750	$349,079,884	$342,532,115
$(591,058)	$(837,461)	$4,171,443	$(38,973)	$77,458	$80,839

51

Statements of Changes in Net Assets (Continued)

			Touchstone
	Touchstone		Sands Capital
	Premium Yield		Select Growth
	Equity Fund		Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2016	September 30,	March 31, 2016	September 30,
	(Unaudited)	2015	(Unaudited)	2015
From Operations
Net investment income (loss)	$2,306,573	$5,109,522	$(14,920,513)	$(30,444,851)
Net realized gain (losses) on investments	(2,689,358)	10,215,915	332,051,698	448,220,268
Net change in unrealized appreciation (depreciation) on investments	8,291,283	(36,402,981)	(402,787,061)	(606,231,963)
Change in Net Assets from Operations	7,908,498	(21,077,544)	(85,655,876)	(188,456,546)
Distributions to Shareholders from:
Net investment income, Class A	(415,179)	(1,240,585)	—	—
Net investment income, Class C	(295,899)	(681,106)	—	—
Net investment income, Class Y	(1,412,903)	(3,439,427)	—	—
Net investment income, Institutional Class	—	—	—	—
Net realized gains, Class A	(2,086,246)	(2,197,270)	(19,790,200)	(14,093,187)
Net realized gains, Class C	(2,029,563)	(1,531,929)	(15,311,943)	(10,111,362)
Net realized gains, Class Y	(6,140,759)	(5,137,668)	(278,000,457)	(183,460,195)
Net realized gains, Class Z	—	—	(112,244,362)	(90,266,864)
Net realized gains, Institutional Class	—	—	—	—
Total Distributions	(12,380,549)	(14,227,985)	(425,346,962)	(297,931,608)

Net Increase (Decrease) from Share Transactions(A)	(22,420,467)	17,989,598	(590,669,675)	(897,050,296)

Total Decrease in Net Assets	(26,892,518)	(17,315,931)	(1,101,672,513)	(1,383,438,450)

Net Assets
Beginning of period	168,198,883	185,514,814	4,885,631,159	6,269,069,609
End of period	$141,306,365	$168,198,883	$3,783,958,646	$4,885,631,159
Accumulated Net Investment Income (Loss)	$346,329	$163,737	$(36,536,400)	$(21,615,887)
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 59-62.

See accompanying Notes to Financial Statements.

52

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Small Cap		Small Cap		Total Return
Fund		Value Fund		Bond Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2016	September 30,	March 31, 2016	September 30,	March 31, 2016	September 30,
(Unaudited)	2015	(Unaudited)	2015	(Unaudited)	2015

$1,837,537	$7,960,852	$550,289	$1,208,039	$2,673,876	$4,225,533
(55,498,425)	83,192,630	(7,127,143)	3,657,420	(251,700)	656,088
78,969,686	(141,878,468)	9,986,646	(9,186,442)	1,120,016	(786,185)
25,308,798	(50,724,986)	3,409,792	(4,320,983)	3,542,192	4,095,436

(459,982)	(4,964)	(243,462)	(456,935)	(75,212)	(152,519)
(26,741)	—	(8,492)	(14,424)	(22,509)	(38,190)
(3,110,979)	(146,568)	(46,300)	(139,413)	(599,940)	(808,571)
(2,961,769)	(212,904)	(266,727)	(583,324)	(2,169,325)	(4,108,293)
(6,403,253)	(4,610,591)	(865,953)	(1,209,646)	—	—
(2,276,849)	(2,081,129)	(49,306)	(80,833)	—	—
(33,435,598)	(23,363,113)	(150,398)	(346,677)	—	—
—	—	—	—	—	—
(29,370,263)	(29,583,949)	(792,853)	(1,174,928)	—	—
(78,045,434)	(60,003,218)	(2,423,491)	(4,006,180)	(2,866,986)	(5,107,573)

(24,659,255)	40,547,715	(5,180,043)	(8,100,551)	16,027,961	41,178,974

(77,395,891)	(70,180,489)	(4,193,742)	(16,427,714)	16,703,167	40,166,837

719,823,863	790,004,352	56,441,845	72,869,559	182,745,369	142,578,532
$642,427,972	$719,823,863	$52,248,103	$56,441,845	$199,448,536	$182,745,369
$1,837,451	$6,559,385	$24,995	$39,687	$(160,177)	$32,933

53

Statements of Changes in Net Assets (Continued)

	Touchstone
	Ultra Short
	Duration Fixed
	Income Fund
	For the
	Six Months	For the
	Ended	Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
From Operations
Net investment income	$1,514,721	$3,959,419
Net realized gains (losses) on investments	1,511,137	(68,741)
Net change in unrealized appreciation (depreciation) on investments	33,570	(1,301,049)
Change in Net Assets from Operations	3,059,428	2,589,629
Distributions to Shareholders from:
Net investment income, Class A	(71,090)	(120,421)
Net investment income, Class C	(40,658)	(73,655)
Net investment income, Class Y	(1,779,959)	(3,184,693)
Net investment income, Class Z	(1,617,964)	(4,319,849)
Net investment income, Institutional Class	(783,879)	(801,753)
Total Distributions	(4,293,550)	(8,500,371)

Net Increase (Decrease) from Share Transactions(A)	18,474,413	(140,181,440)

Total Increase (Decrease) in Net Assets	17,240,291	(146,092,182)

Net Assets
Beginning of period	573,364,314	719,456,496
End of period	$590,604,605	$573,364,314
Accumulated Net Investment Income (Loss)	$(2,316,383)	$462,446
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 63.

See accompanying Notes to Financial Statements.

54

This page intentionally left blank.

55

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Arbitrage Fund
	For the Six Months
	Ended		For the Year
	March 31, 2016		Ended
	(Unaudited)		September 30, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	145,278	$1,468,560	697,405	$6,923,936
Reinvestment of distributions	17,214	171,656	3,414	33,622
Cost of Shares redeemed	(1,490,004)	(14,900,468)	(920,226)	(9,124,998)
Change from Class A Share Transactions	(1,327,512)	(13,260,252)	(219,407)	(2,167,440)
Class C
Proceeds from Shares issued	162,809	1,604,155	237,911	2,335,338
Reinvestment of distributions	13,631	133,742	1,654	16,175
Cost of Shares redeemed	(179,266)	(1,774,027)	(484,282)	(4,756,438)
Change from Class C Share Transactions	(2,826)	(36,130)	(244,717)	(2,404,925)
Class Y
Proceeds from Shares issued	1,440,064	14,539,872	4,068,067	40,496,482
Reinvestment of distributions	155,458	1,559,811	16,744	165,594
Cost of Shares redeemed	(1,160,811)	(11,730,671)	(7,205,496)	(71,751,279)
Change from Class Y Share Transactions	434,711	4,369,012	(3,120,685)	(31,089,203)
Institutional Class
Proceeds from Shares issued	709,087	7,206,285	220,191	2,220,455
Reinvestment of distributions	16,462	165,641	7,123	70,593
Cost of Shares redeemed	(763,052)	(7,745,329)	(3,968,913)	(39,312,755)
Change from Institutional Class Share Transactions	(37,503)	(373,403)	(3,741,599)	(37,021,707)

Change from Share Transactions	(933,130)	$(9,300,773)	(7,326,408)	$(72,683,275)

See accompanying Notes to Financial Statements.

56

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Emerging Markets Equity Fund				Touchstone Merger Arbitrage Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2016		Ended		March 31, 2016		Ended
(Unaudited)		September 30, 2015		(Unaudited)		September 30, 2015
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

40,425	$338,108	186,600	$2,072,169	308,494	$3,294,634	317,995	$3,355,747
21,438	180,076	2,103	23,322	—	—	24,939	261,605
(94,672)	(844,868)	(313,089)	(3,477,526)	(515,583)	(5,495,363)	(7,506,278)	(78,939,832)
(32,809)	(326,684)	(124,386)	(1,382,035)	(207,089)	(2,200,729)	(7,163,344)	(75,322,480)

8,248	76,441	24,930	277,830	3,699	38,205	21,898	225,663
9,924	82,073	—	—	—	—	13,289	136,208
(69,142)	(604,070)	(101,198)	(1,098,754)	(226,330)	(2,342,771)	(1,671,980)	(17,160,505)
(50,970)	(445,556)	(76,268)	(820,924)	(222,631)	(2,304,566)	(1,636,793)	(16,798,634)

501,624	4,661,489	1,430,819	15,269,883	758,826	8,176,302	1,632,792	17,296,230
73,578	618,052	79,179	870,970	—	—	59,302	626,234
(7,518,548)	(68,927,603)	(2,896,992)	(31,709,119)	(1,316,064)	(14,154,652)	(10,245,967)	(108,541,694)
(6,943,346)	(63,648,062)	(1,386,994)	(15,568,266)	(557,238)	(5,978,350)	(8,553,873)	(90,619,230)

451,869	3,870,666	4,709,785	52,209,046	346,206	3,735,933	1,842,775	19,481,278
197,701	1,644,874	227,026	2,497,286	—	—	43,999	465,514
(20,431,188)	(192,813,339)	(4,751,637)	(49,181,184)	(1,071,347)	(11,577,702)	(5,434,586)	(57,867,363)
(19,781,618)	(187,297,799)	185,174	5,525,148	(725,141)	(7,841,769)	(3,547,812)	(37,920,571)

(26,808,743)	$(251,718,101)	(1,402,474)	$(12,246,077)	(1,712,099)	$(18,325,414)	(20,901,822)	$(220,660,915)

57

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap Fund
	For the Six Months
	Ended		For the Year
	March 31, 2016		Ended
	(Unaudited)		September 30, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	343,495	$8,081,676	1,699,189	$43,125,179
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(706,879)	(16,055,722)	(497,769)	(12,575,317)
Change from Class A Share Transactions	(363,384)	(7,974,046)	1,201,420	30,549,862
Class C
Proceeds from Shares issued	326,657	7,456,926	1,235,605	30,223,772
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(444,009)	(9,973,064)	(318,653)	(7,658,547)
Change from Class C Share Transactions	(117,352)	(2,516,138)	916,952	22,565,225
Class Y
Proceeds from Shares issued	3,518,896	83,305,247	13,034,302	335,664,826
Reinvestment of distributions	9,377	226,837	14,093	358,948
Cost of Shares redeemed	(3,964,758)	(93,342,502)	(3,623,295)	(91,336,205)
Change from Class Y Share Transactions	(436,485)	(9,810,418)	9,425,100	244,687,569
Class Z
Proceeds from Shares issued	532,864	12,714,633	794,664	19,940,900
Reinvestment of distributions	57	1,360	—	—
Cost of Shares redeemed	(454,079)	(10,178,185)	(477,159)	(11,756,957)
Change from Class Z Share Transactions	78,842	2,537,808	317,505	8,183,943
Institutional Class
Proceeds from Shares issued	429,069	10,436,140	443,808	11,248,537
Reinvestment of distributions	1,800	43,567	7,316	186,413
Cost of Shares redeemed	(881,275)	(20,552,589)	(1,004,121)	(25,405,734)
Change from Institutional Class Share Transactions	(450,406)	(10,072,882)	(552,997)	(13,970,784)

Change from Share Transactions	(1,288,785)	$(27,835,676)	11,307,980	$292,015,815

See accompanying Notes to Financial Statements.

58

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Mid Cap Value Fund				Touchstone Premium Yield Equity Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2016		Ended		March 31, 2016		Ended
(Unaudited)		September 30, 2015		(Unaudited)		September 30, 2015
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

47,384	$739,067	154,790	$2,609,534	593,356	$4,730,752	1,698,528	$16,405,724
31,527	480,370	24,707	405,472	292,844	2,220,381	334,440	3,162,900
(52,604)	(807,993)	(536,569)	(9,007,319)	(1,824,359)	(14,771,183)	(2,197,894)	(20,728,402)
26,307	411,444	(357,072)	(5,992,313)	(938,159)	(7,820,050)	(164,926)	(1,159,778)

47,025	730,567	33,065	553,321	152,603	1,242,771	1,092,280	10,483,333
7,245	108,313	4,467	72,235	275,603	2,081,791	202,879	1,912,977
(25,345)	(384,914)	(46,335)	(771,881)	(897,328)	(6,992,259)	(620,690)	(5,816,648)
28,925	453,966	(8,803)	(146,325)	(469,122)	(3,667,697)	674,469	6,579,662

817,799	12,642,053	3,429,721	58,072,725	—	—	—	—
863,509	13,227,016	565,498	9,334,998	—	—	—	—
(1,769,574)	(27,436,974)	(3,569,354)	(60,449,696)	—	—	—	—
(88,266)	(1,567,905)	425,865	6,958,027	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

1,635,762	25,312,972	2,461,723	41,633,362	3,025,491	24,129,172	5,230,685	49,314,434
272,688	4,199,031	269,644	4,472,681	921,138	6,981,529	809,706	7,630,116
(1,956,394)	(31,682,306)	(2,879,594)	(48,796,104)	(5,227,548)	(42,043,421)	(4,787,404)	(44,374,836)
(47,944)	(2,170,303)	(148,227)	(2,690,061)	(1,280,919)	(10,932,720)	1,252,987	12,569,714

(80,978)	$(2,872,798)	(88,237)	$(1,870,672)	(2,688,200)	$(22,420,467)	1,762,530	$17,989,598

59

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Sands Capital Select Growth Fund
	For the Six Months
	Ended		For the Year
	March 31, 2016		Ended
	(Unaudited)		September 30, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,160,515	$18,129,759	3,641,024	$65,559,498
Reinvestment of distributions	1,013,500	16,469,382	632,172	11,233,693
Cost of Shares redeemed	(4,562,433)	(71,818,876)	(6,220,356)	(111,540,350)
Change from Class A Share Transactions	(2,388,418)	(37,219,735)	(1,947,160)	(34,747,159)
Class C
Proceeds from Shares issued	273,967	4,262,820	517,357	8,977,978
Reinvestment of distributions	719,512	11,188,418	427,832	7,358,711
Cost of Shares redeemed	(1,546,284)	(22,754,648)	(2,219,652)	(38,545,926)
Change from Class C Share Transactions	(552,805)	(7,303,410)	(1,274,463)	(22,209,237)
Class Y
Proceeds from Shares issued	17,716,056	282,953,280	59,278,345	1,111,054,923
Reinvestment of distributions	11,303,724	189,677,066	6,959,585	127,012,426
Cost of Shares redeemed	(50,598,217)	(799,232,168)	(64,334,704)	(1,186,531,629)
Change from Class Y Share Transactions	(21,578,437)	(326,601,822)	1,903,226	51,535,720
Class Z
Proceeds from Shares issued	4,062,251	64,441,020	13,122,014	236,143,567
Reinvestment of distributions	6,855,766	111,406,290	5,044,388	89,638,768
Cost of Shares redeemed	(25,681,647)	(395,392,018)	(66,561,196)	(1,217,411,955)
Change from Class Z Share Transactions	(14,763,630)	(219,544,708)	(48,394,794)	(891,629,620)
Institutional Class
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Institutional Class Share Transactions	—	—	—	—

Change from Share Transactions	(39,283,290)	$(590,669,675)	(49,713,191)	$(897,050,296)

See accompanying Notes to Financial Statements.

60

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Fund				Touchstone Small Cap Value Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2016		Ended		March 31, 2016		Ended
(Unaudited)		September 30, 2015		(Unaudited)		September 30, 2015
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

226,302	$3,676,790	1,922,057	$37,461,873	23,483	$469,464	39,094	$943,019
407,403	6,419,574	225,866	4,210,298	53,968	1,066,512	68,652	1,602,761
(1,076,246)	(17,468,511)	(1,559,188)	(31,246,980)	(103,596)	(2,041,633)	(253,395)	(6,025,281)
(442,541)	(7,372,147)	588,735	10,425,191	(26,145)	(505,657)	(145,649)	(3,479,501)

18,802	292,695	48,757	913,444	5,567	109,534	8,200	194,538
137,154	2,078,131	100,136	1,817,469	1,912	37,294	2,405	55,586
(260,721)	(4,106,362)	(242,220)	(4,700,467)	(6,716)	(134,684)	(35,009)	(814,026)
(104,765)	(1,735,536)	(93,327)	(1,969,554)	763	12,144	(24,404)	(563,902)

4,464,882	68,220,554	6,507,540	132,883,759	10,212	202,796	32,469	756,310
2,083,885	33,271,220	874,337	16,458,603	8,030	158,741	17,660	413,841
(6,223,806)	(101,910,606)	(3,686,636)	(73,725,190)	(44,354)	(866,959)	(222,703)	(5,207,182)
324,961	(418,832)	3,695,241	75,617,172	(26,112)	(505,422)	(172,574)	(4,037,031)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

4,113,859	66,092,168	5,353,309	107,676,224	84,824	1,661,289	181,436	4,287,336
1,130,473	18,036,138	978,565	18,399,911	53,498	1,059,580	75,308	1,758,252
(5,832,854)	(99,261,046)	(8,489,308)	(169,601,229)	(336,579)	(6,901,977)	(254,262)	(6,065,705)
(588,522)	(15,132,740)	(2,157,434)	(43,525,094)	(198,257)	(4,181,108)	2,482	(20,117)

(810,867)	$(24,659,255)	2,033,215	$40,547,715	(249,751)	$(5,180,043)	(340,145)	$(8,100,551)

61

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Total Return Bond Fund
	For the Six Months
	Ended		For the Year
	March 31, 2016		Ended
	(Unaudited)		September 30, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	96,926	$981,791	464,998	$4,794,879
Reinvestment of distributions	5,396	54,579	12,299	126,552
Cost of Shares redeemed	(84,979)	(860,170)	(416,177)	(4,311,114)
Change from Class A Share Transactions	17,343	176,200	61,120	610,317
Class C
Proceeds from Shares issued	100,684	1,018,500	120,723	1,244,614
Reinvestment of distributions	1,641	16,580	2,936	30,186
Cost of Shares redeemed	(84,039)	(851,678)	(50,965)	(526,214)
Change from Class C Share Transactions	18,286	183,402	72,694	748,586
Class Y
Proceeds from Shares issued	672,903	6,842,901	4,023,444	41,258,943
Reinvestment of distributions	38,840	393,321	53,383	549,588
Cost of Shares redeemed	(528,709)	(5,363,528)	(2,075,281)	(21,366,189)
Change from Class Y Share Transactions	183,034	1,872,694	2,001,546	20,442,342
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	3,715,175	37,691,753	5,199,931	53,765,978
Reinvestment of distributions	204,176	2,067,199	392,536	4,041,700
Cost of Shares redeemed	(2,561,862)	(25,963,287)	(3,744,321)	(38,429,949)
Change from Institutional Class Share Transactions	1,357,489	13,795,665	1,848,146	19,377,729

Change from Share Transactions	1,576,152	$16,027,961	3,983,506	$41,178,974

See accompanying Notes to Financial Statements.

62

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months
Ended		For the Year
March 31, 2016		Ended
(Unaudited)		September 30, 2015
Shares	Dollars	Shares	Dollars

326,798	$3,039,463	527,290	$4,935,752
6,530	60,727	10,396	97,320
(385,565)	(3,587,820)	(518,482)	(4,862,453)
(52,237)	(487,630)	19,204	170,619

351,053	3,266,104	243,405	2,278,894
2,866	26,651	5,658	52,983
(263,887)	(2,455,294)	(557,428)	(5,221,331)
90,032	837,461	(308,365)	(2,889,454)

9,828,266	91,431,942	9,248,000	86,579,336
121,807	1,132,749	192,324	1,800,488
(5,493,301)	(51,105,910)	(13,958,645)	(130,807,171)
4,456,772	41,458,781	(4,518,321)	(42,427,347)

5,206,596	48,435,711	14,410,836	134,971,031
171,743	1,597,368	456,110	4,270,605
(13,873,455)	(129,208,385)	(24,898,995)	(233,301,872)
(8,495,116)	(79,175,306)	(10,032,049)	(94,060,236)

12,816,006	119,332,344	3,274,706	30,697,794
73,031	679,266	64,983	608,313
(6,889,410)	(64,170,503)	(3,445,073)	(32,281,129)
5,999,627	55,841,107	(105,384)	(975,022)

1,999,078	$18,474,413	(14,944,915)	$(140,181,440)

63

Financial Highlights

Touchstone Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31, 2016		Year Ended September 30,
	(Unaudited)		2015		2014(A)
Net asset value at beginning of period	$9.93		$9.87		$10.00
Income (loss) from investments operations:
Net investment loss	(0.01	)(B)	(0.08	)(B)	(0.10	)(B)
Net realized and unrealized gains (losses) on investments	0.44		0.16		(0.03)
Total from investment operations	0.43		0.08		(0.13)
Distributions from:
Net investment income	(0.02)		—		—
Realized capital gains	(0.15)		(0.02)		—
Total distributions	(0.17)		(0.02)		—
Net asset value at end of period	$10.19		$9.93		$9.87
Total return(C)	4.38	%(D)	0.77%		(130)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$7,692		$20,672		$22,725
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.40	%(F)	2.42%		2.51%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.68	%(F)	2.44%		2.51%
Net investment loss	(0.10	)%(F)	(0.83)%		(1.01)%
Portfolio turnover rate	201	%(D)	276%		293%

Touchstone Arbitrage Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31, 2016		Year Ended September 30,
	(Unaudited)		2015		2014(A)
Net asset value at beginning of period	$9.80		$9.82		$10.00
Income (loss) from investments operations:
Net investments loss	(0.04	)(B)	(0.15	)(B)	(0.17	)(B)
Net realized and unrealized gains (losses) on investments	0.43		0.15		(0.01)
Total from investment operations	0.39		—		(0.18)
Distributions from:
Net investment income	(0.01)		—		—
Realized capital gains	(0.15)		(0.02)		—
Total distributions	(0.16)		(0.02)		—
Net asset value at end of period	$10.03		$9.80		$9.82
Total return(C)	3.98	%(D)	(0.05)%		(1.80)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$8,872		$8,694		$11,113
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	3.15	%(F)	3.14%		3.27%
Gross expenses (including dividend and interest expense on securities sold short)(G)	3.18	%(F)	3.14%		3.29%
Net investment loss	(0.86	)%(F)	(1.55)%		(1.77)%
Portfolio turnover rate	201	%(D)	276%		293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.68%, 1.68% and 1.67% and for Class C is 2.43%, 2.40% and 2.43% for the six months ended March 31, 2016 and years ended September 30, 2015 and 2014, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.96%, 1.70% and 1.67% and for Class C is 2.46%, 2.40% and 2.45% for the six months ended March 31, 2016 and years ended September 30, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

64

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(Unaudited)		2015		2014(A)
Net asset value at beginning of period	$9.99		$9.91		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	(0.05	)(B)	(0.07	)(B)
Net realized and unrealized gains (losses) on investments	0.44		0.15		(0.02)
Total from investment operations	0.45		0.10		(0.09)
Distributions from:
Net investment income	(0.03)		—		—
Realized capital gains	(0.15)		(0.02)		—
Total distributions	(0.18)		(0.02)		—
Net asset value at end of period	$10.26		$9.99		$9.91
Total return	4.57	%(C)	0.97%		(0.90)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$94,226		$87,427		$117,589
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.11	%(E)	2.10%		2.19%
Gross expenses (including dividend and interest expense on securities sold short(F)	2.11	%(E)	2.10%		2.19%
Net investment income (loss)	0.19	%(E)	(0.51)%		(0.69)%
Portfolio turnover rate	201	%(C)	276%		293%

Touchstone Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(Unaudited)		2015		2014(A)
Net asset value at beginning of period	$10.01		$9.92		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	(0.04	)(B)	(0.06	)(B)
Net realized and unrealized gains (losses) on investments	0.46		0.15		(0.02)
Total from investment operations	0.47		0.11		(0.08)
Distributions from:
Net investment income	(0.04)		—		—
Realized capital gains	(0.15)		(0.02)		—
Total distributions	(0.19)		(0.02)		—
Net asset value at end of period	$10.29		$10.01		$9.92
Total return	4.69	%(C)	1.06%		(0.80)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$8,587		$8,735		$47,763
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.00	%(E)	2.02%		2.12%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.07	%(E)	2.03%		2.12%
Net investment income (loss)	0.29	%(E)	(0.43)%		(0.62)%
Portfolio turnover rate	201	%(C)	276%		293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 1.39%, 1.36% and 1.35% and for Institutional Class is 1.28%, 1.28% and 1.28% for the six months ended March 31, 2016 and years ended September 30, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 1.39%, 1.36% and 1.35% and for Institutional Class is 1.35%, 1.29% and 1.28% for the six months ended March 31, 2016 and years ended September 30, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

65

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$9.15	$11.67	$11.52	$12.24	$10.69	$12.68
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(A)	0.07	(A)	0.09	(A)	0.09	(A)	0.11	0.10
Net realized and unrealized gains (losses) on investments	0.07	(2.53)	0.09	(0.80)	1.68	(2.05)
Total from investment operations	0.04	(2.46)	0.18	(0.71)	1.79	(1.95)
Distributions from:
Net investment income	(0.70)	(0.06)	(0.03)	(0.01)	(0.15)	(0.02)
Realized capital gains	—	—	—	—	(0.09)	(0.02)
Total distributions	(0.70)	(0.06)	(0.03)	(0.01)	(0.24)	(0.04)
Net asset value at end of period	$8.49	$9.15	$11.67	$11.52	$12.24	$10.69
Total return(B)	0.54	%(C)	(21.18)%	1.61%	(5.69)%	16.71%	(15.45)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,526	$3,022	$5,307	$9,843	$34,369	$26,592
Ratio to average net assets:
Net expenses	1.69	%(D)	1.69%	1.69%	1.69%	1.72%	1.74%
Gross expenses	3.36	%(D)	2.41%	2.20%	1.93%	1.99%	1.95%
Net investment (loss)	(0.76	)%(D)	0.66%	0.75%	0.71%	0.94%	0.98%
Portfolio turnover rate	17	%(C)	28%	38%	25%	33	%(E)	18%

Touchstone Emerging Markets Equity Fund—Class C
Selected Data for a Snare Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015		2014		2013		2012		2011
Net asset value at beginning of period	$8.94		$11.43		$11.33		$12.13		$10.54		$12.58
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(A)	(0.01	)(A)	(—	)(A)(F)	(—	)(A)(F)	0.04		0.03
Net realized and unrealized gains (losses) on investments	0.07		(2.48)		0.10		(0.80)		1.64		(2.05)
Total from investment operations	0.01		(2.49)		0.10		(0.80)		1.68		(2.02)
Distributions from:
Net investment income	(0.60)		—		—		—		—	(F)	—
Realized capital gains	—		—		—		—		(0.09)		(0.02)
Total distributions	(0.60)		—		—		—		(0.09)		(0.02)
Net asset value at end of period	$8.35		$8.94		$11.43		$11.33		$12.13		$10.54
Total return(B)	0.18	%(C)	(21.79)%		0.88%		(6.44)%		15.84%		(16.07)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,037		$1,566		$2,874		$3,719		$4,903		$5,417
Ratio to average net assets:
Net expenses	2.44	%(D)	2.44%		2.44%		2.44%		2.47%		2.49%
Gross expenses	4.39	%(D)	3.19%		3.03%		2.84%		2.85%		2.82%
Net investment income (loss)	(1.51	)%(D)	(0.09)%		(0.00	)%(F)	(0.04)%		0.19%		0.21%
Portfolio turnover rate	17	%(C)	28%		38%		25%		33	%(E)	18%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

66

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$9.10	$11.63	$11.54	$12.27	$10.74	$12.72
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	0.10	(A)	0.12	(A)	0.13	(A)	0.14	0.11
Net realized and unrealized gains (losses) on investments	0.07	(2.52)	0.10	(0.81)	1.70	(2.05)
Total from investment operations	0.05	(2.42)	0.22	(0.68)	1.84	(1.94)
Distributions from:
Net investment income	(0.65)	(0.11)	(0.13)	(0.05)	(0.22)	(0.02)
Realized capital gains	—	—	—	—	(0.09)	(0.02)
Total distributions	(0.65)	(0.11)	(0.13)	(0.05)	(0.31)	(0.04)
Net asset value at end of period	$8.50	$9.10	$11.63	$11.54	$12.27	$10.74
Total return	0.65	%(B)	(20.98)%	1.99%	(5.45)%	17.12%	(15.21)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$6,430	$70,066	$105,641	$138,451	$219,717	$151,532
Ratio to average net assets:
Net expenses	1.44	%(C)	1.40%	1.38%	1.37%	1.41%	1.48%
Gross expenses	1.97	%(C)	1.40%	1.38%	1.35%	1.44%	1.48%
Net investment income (loss)	(0.51	)%(C)	0.95%	1.06%	1.04%	1.25%	1.50%
Portfolio turnover rate	17	%(B)	28%	38%	25%	33	%(D)	18%

Touchstone Emerging Markets Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$9.11	$11.64	$11.55	$12.28	$10.76	$12.74
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	0.12	(A)	0.13	(A)	0.14	(A)	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.07	(2.53)	0.11	(0.81)	1.67	(2.06)
Total from investment operations	0.05	(2.41)	0.24	(0.67)	1.85	(1.93)
Distributions from:
Net investment income	(0.74)	(0.12)	(0.15)	(0.06)	(0.24)	(0.03)
Realized capital gains	—	—	—	—	(0.09)	(0.02)
Total distributions	(0.74)	(0.12)	(0.15)	(0.06)	(0.33)	(0.05)
Net asset value at end of period	$8.42	$9.11	$11.64	$11.55	$12.28	$10.76
Total return	0.71	%(B)	(20.87)%	2.13%	(5.43)%	17.28%	(15.18)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$4,342	$184,841	$234,019	$218,523	$271,186	$244,657
Ratio to average net assets:
Net expenses	1. 29	%(C)	1.29%	1.29%	1.29%	1.32%	1.34%
Gross expenses	1.85	%(C)	1.33%	1.31%	1.29%	1.37%	1.43%
Net investment income (loss)	(0.36	)%(C)	1.06%	1.15%	1.11%	1.34%	1.51%
Portfolio turnover rate	17	%(B)	28%	38%	25%	33	%(D)	18%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

67

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
Six Months	Period
Ended	Ended
March 31, 2016	Year Ended September 30,	September 30,
(Unaudited)	2015	2014	2013	2012	2011(A)
Net asset value at beginning of period	$10.54	$10.49	$11.05	$10.65	$10.02	$10.00
Income (loss) from investment operations:
Net investment income (loss)	—	(B)(C)	(0.1 1	)(B)	(0.13	)(B)	0.07	(B)	(0.09	)(B)	—	(C)
Net realized and unrealized gains (losses) on investments	0.32	0.21	(0.05)	0.44	0.73	0.02
Total from investment operations	0.32	0.10	(0.18)	0.51	0.64	0.02
Distributions from:
Net investment income	—	—	(0.05)	—	(—	)(C)	—
Realized capital gains	—	(0.05)	(0.33)	(0.11)	(0.01)	—
Total distributions	—	(0.05)	(0.38)	(0.11)	(0.01)	—
Net asset value at end of period	$10.86	$10.54	$10.49	$11.05	$10.65	$10.02
Total return(D)	3.04	%(E)	0.92%	(1.75)%	4.84%	6.35%	0.30	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$20,283	$21,858	$96,916	$275,858	$150,148	$260
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	2.23	%(G)	2.47%	2.52%	2.27%	1.96%	3 33	%(G)
Gross expenses (including dividend and interest expense on securities sold short)(H)	2.27	%(G)	2.47%	2.52%	2.27%	1.97%	28.67	%(G)
Net investment income (loss)	0.02	%(G)	(0.99)%	(1.25)%	0.65%	(0.90)%	(1.97	)%(G)
Portfolio turnover rate	154	%(E)	227%	271%	288%	307%	311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.68%, 1.60%, 1.57%, 1.64%, 1.65% and 1.69% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.72%, 1.60%, 1.57%, 1.64%, 1.66% and 27.03% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

68

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended										Period Ended
	March 31, 2016		Year Ended September 30,								September 30,
	(Unaudited)		2015		2014		2013		2012		2011(A)
Net asset value at beginning of period	$10.22		$10.26		$10.85		$10.54		$10.01		$10.00
Income (loss) from investment operations:
Net investment loss	(0.4	)(B)	(0.18	)(B)	(0.22	)(B)	(0.01	)(B)	(0.17	)(B)	(0.01)
Net realized and unrealized gains (losses) on investments	0.32		0.19		(0.04)		0.43		0.71		0.02
Total from investment operations	0.28		0.01		(0.26)		0.42		0.54		0.01
Distributions from:
Net investment income	—		—		—		—		(—	)(C)	—
Realized capital gains	—		(0.05)		(0.33)		(0.11)		(0.01)		—
Total distributions	—		(0.05)		(0.33)		(0.11)		(0.01)		—
Net asset value at end of period	$10.50		$10.22		$10.26		$10.85		$10.54		$10.01
Total return(D)	2.74	%(E)	0.06%		(2.51)%		3.93%		5.56%		0.10	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$17,039		$18,868		$35,737		$50,001		$25,739		$254
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	2.98	%(G)	3.26%		3.32%		3.05%		2.74%		4.23	%(G)
Gross expenses (including dividend and interest expense on securities sold short)(H)	3.00	%(G)	3.26%		3.32%		3.05%		2.75%		29.58	%(G)
Net investment loss	(0.73	)%(G)	(1.79)%		(2.05)%		(0.13)%		(1.68)%		(2.74	)%(G)
Portfolio turnover rate	154	%(E)	227%		271%		288%		307%		311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 2.43%, 2.39%, 2.37%, 2.42%, 2.43% and 2.43% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 2.45%, 2.39%, 2.37%, 2.42%, 2.44% and 27.78% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

69

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended March 31, 2016	Year Ended September 30,	Period Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011(A)
Net asset value at beginning of period	$10.62	$10.55	$11.10	$10.68	$10.02	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	(0.08	)(B)	(0.10	)(B)	0.10	(B)	(0.07	)(B)	(0.01)
Net realized and unrealized gains (losses) on investments	0.33	0.20	(0.05)	0.43	0.74	0.03
Total from investment operations	0.35	0.12	(0.15)	0.53	0.67	0.02
Distributions from:
Net investment income	—	—	(0.07)	—	(—	)(c)	—
Realized capital gains	—	(0.05)	(0.33)	(0.11)	(0.01)	—
Total distributions	—	(0.05)	(0.40)	(0.11)	(0.01)	—
Net asset value at end of period	$10.97	$10.62	$10.55	$11.10	$10.68	$10.02
Total return	3.30	%(D)	1.10%	(1.41)%	5.01%	6.75%	0.20	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$85,440	$88,677	$178,305	$192,095	$90,741	$1,160
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.93	%(F)	2.20%	2.24%	2.02%	1.68%	2.74	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.93	%(F)	2.20%	2.24%	2.01%	1.70%	8.22	%(F)
Net investment income (loss)	0.32	%(F)	(0.73)%	(0.97)%	0.90%	(0.62)%	(1.65	)%(F)
Portfolio turnover rate	154	%(D)	227%	271%	288%	307%	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.38%, 1.33%, 1.29%, 1.39%, 1.37% and 1.43% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.38%, 1.33%,1.29%, 1.38%, 1.39% and 6.91% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

70

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended March 31, 2016	Year Ended September 30,	Period Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011(A)
Net asset value at beginning of period	$10.65	$10.57	$11.13	$10.69	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	(0.07	)(B)	(0.10	)(B)	0.11	(B)	(0.06	)(B)	(0.02)
Net realized and unrealized gains (losses) on investments	0.33	0.20	(0.05)	0.44	0.73	0.05
Total from investment operations	0.35	0.13	(0.15)	0.55	0.67	0.03
Distributions from:
Net investment income	—	—	(0.08)	—	(—	)(C)	—
Realized capital gains	—	(0.05)	(0.33)	(0.11)	(0.01)	—
Total distributions	—	(0.05)	(0.41)	(0.11)	(0.01)
Net asset value at end of period	$11.00	$10.65	$10.57	$11.13	$10.69	$10.03
Total return	3.29	%(D)	1.19%	(1.44)%	5.20%	6.75%	0.30	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$77,610	$82,858	$119,727	$170,930	$79,164	$5,016
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.82	%(F)	2.13%	2.21%	1.91%	1.59%	1.86	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.82	%(F)	2.13%	2.20%	1.92%	1.62%	4.83	%(F)
Net investment income (loss)	0.43	%(F)	(0.66)%	(0.94)%	1.01%	(0.53)%	(1.13	)%(F)
Portfolio turnover rate	154	%(D)	227%	271%	288%	307%	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.27%, 1.26%, 1.26%, 1.28%, 1.28% and 1.28% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.27%, 1.26%,1.25%, 1.29%, 1.31% and 4.25% for the six months ended March 31, 2016, years ended September 30, 2015, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

71

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$23.22	$23.68	$20.87	$16.55	$13.16	$12.67
Income (loss) from investment operations:
Net investment income (loss)	0.15	(0.02	)(A)	—	(B)	0.12	(A)	0.10	(A)	(0.02)
Net realized and unrealized gains (losses) on investments	1.10	(0.44)	2.83	4.51	3.31	0.51
Total from investment operations	1.25	(0.46)	2.83	4.63	3.41	0.49
Distributions from:
Net investment income	—	—	(0.02)	(0.31)	(0.02)	—
Net asset value at end of period	$24.47	$23.22	$23.68	$20.87	$16.55	$13.16
Total return(C)	5.38	%(D)	(1.94)%	13.57%	28.43%	25.95%	3.87%
Ratios and supplemental data:
Net assets at end of period (000’s)	$57,203	$62,717	$35,513	$43,611	$905	$698
Ratio to average net assets:
Net expenses	1.24	%(E)	1.24%	1.23%	1.21%	1.21%	1.21%
Gross expenses	1.35	%(E)	1.35%	1.40%	1.50%	3.50%	3.05%
Net investment income (loss)	1.16	%(E)	(0.07)%	0.01%	0.61%	0.66%	(0.02)%
Portfolio turnover rate	3	%(D)	17%	26%	20%	152%	97%

Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015		2014	2013		2012		2011
Net asset value at beginning of period	$22.35		$22.97		$20.37	$16.21		$12.96		$12.58
Income (loss) from investment operations:
Net investment loss	0.04		(0.20	)(A)	(0.15)	(0.03	)(A)	(0.01	)(A)	(0.07)
Net realized and unrealized gains (losses) on investments	1.08		(0.42)		2.75	4.42		3.26		0.45
Total from investment operations	1.12		(0.62)		2.60	4.39		3.25		0.38
Distributions from:
Net investment income	—		—		—	(0.23)		—		—
Net asset value at end of period	$23.47		$22.35		$22.97	$20.37		$16.21		$12.96
Total return(C)	5.01	%(D)	(2.70)%		12.76%	27.43%		25.08%		3.02%
Ratios and supplemental data:
Net assets at end of period (000’s)	$61,097		$60,815		$41,433	$25,018		$962		$476
Ratio to average net assets:
Net expenses	1.99	%(E)	1.99%		1.98%	1.96%		1.96%		1.96%
Gross expenses	2.12	%(E)	2.12%		2.16%	2.37%		4.62%		4.95%
Net investment income (loss)	0.41	%(E)	(0.82)%		(0.75)%	(0.14)%		(0.09)%		(0.80)%
Portfolio turnover rate	3	%(D)	17%		26%	20%		152%		97%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total return shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

72

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$23.38	$23.83	$20.98	$16.60	$13.17	$12.68
Income (loss) from investment operations:
Net investment income	0.17	0.05	(A)	0.06	0.17	(A)	0.15	(A)	0.05
Net realized and unrealized gains (losses) on investments	1.11	(0.45)	2.84	4.53	3.31	0.47
Total from investment operations	1.28	(0.40)	2.90	4.70	3.46	0.52
Distributions from:
Net investment income	(0.01)	(0.05)	(0.05)	(0.32)	(0.03)	(0.03)
Net asset value at end of period	$24.65	$23.38	$23.83	$20.98	$16.60	$13.17
Total return	5.50	%(B)	(1.69)%	13.83%	28.78%	26.29%	4.10%
Ratios and supplemental data:
Net assets at end of period (000’s)	$497,243	$481,735	$266,446	$181,276	$47,419	$77,785
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.98%	0.95%	0.92%	0.96%
Gross expenses	1.09	%(C)	1.11%	1.06%	1.09%	1.08%	1.06%
Net investment income	1.41	%(C)	0.18%	0.26%	0.87%	0.95%	0.26%
Portfolio turnover rate	3	%(B)	17%	26%	20%	152%	97%

Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$23.08	$23.54	$20.73	$16.45	$13.08	$12.59
Income (loss) from investment operations:
Net investment income (loss)	0.14	(0.02	)(A)	0.01	0.12	(A)	0.10	(A)	(—	)(D)
Net realized and unrealized gains (losses) on investments	1.10	(0.44)	2.81	4.48	3.28	0.49
Total from investment operations	1.24	(0.46)	2.82	4.60	3.38	0.49
Distributions from:
Net investment income	(—	)(D)	—	(0.01)	(0.32)	(0.01)	—
Net asset value at end of period	$24.32	$23.08	$23.54	$20.73	$16.45	$13.08
Total return	5.38	%(B)	(1.95)%	13.58%	28.45%	25.89%	3.89%
Ratios and supplemental data:
Net assets at end of period (000’s)	$21,615	$18,693	$11,593	$12,858	$267	$934
Ratio to average net assets:
Net expenses	1.24	%(C)	1.24%	1.23%	1.21%	1.21%	1.21%
Gross expenses	1.44	%(C)	1.44%	1.55%	1.55%	3.67%	3.68%
Net investment income (loss)	1.16	%(C)	(0.07)%	0.01%	0.61%	0.66%	(0.09)%
Portfolio turnover rate	3	%(B)	17%	26%	20%	152%	97%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

73

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout The Period

Six Months	Period
Ended	Ended
March 31,	September
2016	Year Ended September 30,	30,
(Unaudited)	2015	2014	2013	2012(A)
Net asset value at beginning of period	$23.40	$23.85	$20.99	$16.61	$15.36
Income (loss) from investment operations:
Net investment income	0.21	0.06	(B)	0.08	0.19	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	1.09	(0.44)	2.84	4.52	1.15
Total from investment operations	1.30	(0.38)	2.92	4.71	1.25
Distributions from:
Net investment income	(0.02)	(0.07)	(0.06)	(0.33)	—
Net asset value at end of period	$24.68	$23.40	$23.85	$20.99	$16.61
Total return	5.55	%(C)	(1.62)%	13.91%	28.85%	8.14	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$69,389	$76,324	$90,998	$74,170	$12,231
Ratio to average net assets:
Net expenses	0.92	%(D)	0.92%	0.91%	0.89%	0.89	%(D)
Gross expenses	0.99	%(D)	1.00%	1.01%	1.07%	1.38	%(D)
Net investment income	1.48	%(D)	0.25%	0.33%	0.93%	0.98	%(D)
Portfolio turnover rate	3	%(C)	17%	26%	20%	152%

(A)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

74

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2016		Year Ended September 30,
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value at beginning of period	$15.70		$16.60	$16.09		$12.98	$10.86	$11.76
Income (loss) from investment operations:
Net investment income	0.07		0.12	0.05		0.10	0.09	0.09
Net realized and unrealized gains (losses) on investments	1.30		(0.28)	1.85		3.26	2.78	(0.72)
Total from investment operations	1.37		(0.16)	1.90		3.36	2.87	(0.63)
Distributions from:
Net investment income	(0.06)		(0.10)	(0.05)		(0.10)	(0.09)	(0.11)
Realized capital gains	(0.96)		(0.64)	(1.34)		(0.15)	(0.66)	(0.16)
Total distributions	(1.02)		(0.74)	(1.39)		(0.25)	(0.75)	(0.27)
Net asset value at end of period	$16.05		$15.70	$16.60		$16.09	$12.98	$10.86
Total return(A)	9.12	%(B)	(1.14)%	12.49%		26.26%	27.55%	(5.72)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$8,256		$7,663	$14,029		$5,307	$3,409	$2,364
Ratio to average net assets:
Net expenses	1.28	%(C)	1.29%	1.29%		1.29%	1.29%	1.29%
Gross expenses	1.70	%(C)	1.66%	1.58%		1.75%	1.97%	2.07%
Net investment income	0.79	%(C)	0.55%	0.41%		0.73%	0.77%	0.86%
Portfolio turnover rate	19	%(B)	54%	85	%(D)	68%	42%	59%

Touchstone Mid Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March, 31
2016	Year Ended September 30,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$15.49	$16.42	$16.00	$12.92	$10.82	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.04)	(0.04)	(—	)(E)	—	(E)	0.03
Net realized and unrealized gains (losses) on investments	1.29	(0.25)	1.80	3.24	2.77	(0.75)
Total from investment operations	1.30	(0.29)	1.76	3.24	2.77	(0.72)
Distributions from:
Net investment income	—	—	—	(0.01)	(0.01)	(0.04)
Realized capital gains	(0.96)	(0.64)	(1.34)	(0.15)	(0.66)	(0.16)
Total distributions	(0.96)	(0.64)	(1.34)	(0.16)	(0.67)	(0.20)
Net asset value at end of period	$15.83	$15.49	$16.42	$16.00	$12.92	$10.82
Total return(A)	8.77	%(B)	(1.91)%	11.62%	25.32%	26.64%	(6.45)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,248	$1,752	$2,002	$719	$292	$204
Ratio to average net assets:
Net expenses	2.03	%(C)	2.04%	2.04%	2.04%	2.04%	2.04%
Gross expenses	2.86	%(C)	2.83%	3.05%	4.17%	7.90%	7.74%
Net investment income (loss)	0.04	%(C)	(0.20)%	(0.34)%	(0.02)%	0.02%	0.10%
Portfolio turnover rate	19	%(B)	54%	85	%(D)	68%	42%	59%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.
(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

75

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2016		Year Ended September 30,
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value at beginning of period	$15.76		$16.67	$16.15		$13.03	$10.89	$11.79
Income (loss) from investment operations:
Net investment income	0.08		0.14	0.07		0.15	0.11	0.12
Net realized and unrealized gains (losses) on investments	1.32		(0.27)	1.88		3.26	2.81	(0.72)
Total from investment operations	1.40		(0.13)	1.95		3.41	2.92	(0.60)
Distributions from:
Net investment income	(0.08)		(0.14)	(0.09)		(0.14)	(0.12)	(0.14)
Realized capital gains	(0.96)		(0.64)	(1.34)		(0.15)	(0.66)	(0.16)
Total distributions	(1.04)		(0.78)	(1.43)		(0.29)	(0.78)	(0.30)
Net asset value at end of period	$16.12		$15.76	$16.67		$16.15	$13.03	$10.89
Total return	9.27	%(A)	(0.91)%	12.77%		26.53%	27.97%	(5.51)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$211,834		$208,525	$213,404		$15,782	$13,785	$4,685
Ratio to average net assets:
Net expenses	1.03	%(B)	1.04%	1.04%		1.04%	1.04%	1.04%
Gross expenses	1.14	%(B)	1.13%	1.14%		1.37%	1.46%	1.58%
Net investment income	1.04	%(B)	0.81%	0.66%		0.98%	1.02%	1.20%
Portfolio turnover rate	19	%(A)	54%	85	%(C)	68%	42%	59%

Touchstone Mid Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2016		Year Ended September 30,
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value at beginning of period	$15.82		$16.73	$16.20		$13.07	$10.92	$11.83
Income (loss) from investment operations:
Net investment income	0.09		0.17	0.13		0.16	0.13	0.16
Net realized and unrealized gains (losses) on investments	1.33		(0.27)	1.85		3.28	2.82	(0.75)
Total from investment operations	1.42		(0.10)	1.98		3.44	2.95	(0.59)
Distributions from:
Net investment income	(0.09)		(0.17)	(0.11)		(0.16)	(0.14)	(0.16)
Realized capital gains	(0.96)		(0.64)	(1.34)		(0.15)	(0.66)	(0.16)
Total distributions	(1.05)		(0.81)	(1.45)		(0.31)	(0.80)	(0.32)
Net asset value at end of period	$16.19		$15.82	$16.73		$16.20	$13.07	$10.92
Total return	9.38	%(A)	(0.76)%	12.90%		26.71%	28.17%	(5.41)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$126,742		$124,592	$134,259		$144,965	$75,240	$39,808
Ratio to average net assets:
Net expenses	0.89	%(B)	0.89%	0.89%		0.89%	0.89%	0.89%
Gross expenses	1.03	%(B)	1.03%	1.04%		1.09%	1.12%	1.15%
Net investment income	1.18	%(B)	0.96%	0.81%		1.13%	1.17%	1.21%
Portfolio turnover rate	19	%(A)	54%	85	%(C)	68%	42%	59%

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

76

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2016		Year Ended September 30,
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value at beginning of period	$8.27		$9.98	$8.92		$8.11	$6.76	$6.48
Income (loss) from investment operations:
Net investment income	0.13		0.24	0.40	(A)	0.24	0.24	0.21
Net realized and unrealized gains (losses) on investments	0.27		(1.25)	1.07		0.80	1.36	0.28
Total from investment operations	0.40		(1.01)	1.47		1.04	1.60	0.49
Distributions from:
Net investment income	(0.11)		(0.25)	(0.41)		(0.23)	(0.24)	(0.21)
Realized capital gains	(0.55)		(0.45)	—		—	—	—
Return of capital	—		—	—		—	(0.01)	—
Total distributions	(0.66)		(0.70)	(0.41)		(0.23)	(0.25)	(0.21)
Net asset value at end of period	$8.01		$8.27	$9.98		$8.92	$8.11	$6.76
Total return(B)	5.31	%(C)	(10.79)%	16.79%		12.97%	23.98%	7.43%
Ratios and supplemental data:
Net assets at end of period (000’s)	$27,361		$36,023	$45,124		$86,171	$68,780	$28,739
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%		1.20%	1.20%	1.20%
Gross expenses	1.34	%(D)	1.25%	1.29%		1.29%	1.30%	1.35%
Net investment income	3.03	%(D)	2.57%	4.24	%(A)	2.74%	3.26%	3.02%
Portfolio turnover rate	19	%(C)	31%	26%		56%	16%	54%

Touchstone Premium Yield Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2016		Year Ended September 30,
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value at beginning of period	$8.26		$9.97	$8.90		$8.10	$6.76	$6.49
Income (loss) from investment operations:
Net investment income	0.09		0.17	0.33	(A)	0.16	0.18	0.16
Net realized and unrealized gains (losses) on investments	0.27		(1.24)	1.07		0.80	1.35	0.27
Total from investment operations	0.36		(1.07)	1.40		0.96	1.53	0.43
Distributions from:
Net investment income	(0.08)		(0.19)	(0.33)		(0.16)	(0.18)	(0.16)
Realized capital gains	(0.55)		(0.45)	—		—	—	—
Return of capital	—		—	—		—	(0.01)	—
Total distributions	(0.63)		(0.64)	(0.33)		(0.16)	(0.19)	(0.16)
Net asset value at end of period	$7.99		$8.26	$9.97		$8.90	$8.10	$6.76
Total return(B)	4.92	%(c)	(11.45)%	15.99%		12.03%	22.93%	6.60%
Ratios and supplemental data:
Net assets at end of period (000’s)	$26,646		$31,405	$31,190		$24,009	$15,680	$7,499
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%		1.95%	1.95%	1.95%
Gross expenses	2.05	%(D)	2.00%	2.02%		2.08%	2.14%	2.28%
Net investment income	2.28	%(D)	1.82%	3.49	%(A)	1.99%	2.51%	2.27%
Portfolio turnover rate	19	%(C)	31%	26%		56%	16%	54%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

77

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	March, 31 2016		Year Ended September 30,
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value at beginning of period	$8.25		$9.97	$8.90		$8.10	$6.75	$6.47
Income (loss) from investment operations:
Net investment income	0.13		0.26	0.43	(A)	0.25	0.27	0.20
Net realized and unrealized gains (losses) on investments	0.28		(1.25)	1.07		0.80	1.35	0.30
Total from investment operations	0.41		(0.99)	1.50		1.05	1.62	0.50
Distributions from:
Net investment income	(0.12)		(0.28)	(0.43)		(0.25)	(0.26)	(0.22)
Realized capital gains	(0.55)		(0.45)	—		—	—	—
Return of capital	—		—	—		—	(0.01)	—
Total distributions	(0.67)		(0.73)	(0.43)		(0.25)	(0.27)	(0.22)
Net asset value at end of period	$7.99		$8.25	$9.97		$8.90	$8.10	$6.75
Total return	5.59	%(B)	(10.58)%	17.13%		13.14%	24.31%	7.67%
Ratios and supplemental data:
Net assets at end of period (000’s)	$87,300		$100,772	$109,201		$66,644	$33,185	$3,980
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%		0.95%	0.95%	0.95%
Gross expenses	1.03	%(C)	0.97%	0.96%		1.04%	1.18%	1.25%
Net investment income	3.28	%(C)	2.82%	4.49	%(A)	2.99%	3.51%	3.16%
Portfolio turnover rate	19	%(B)	31%	26%		56%	16%	54%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

78

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months							Period
	Ended							Ended
	March 31,							September
	2016		Year Ended September 30,					30,
	(Unaudited)		2015	2014	2013	2012		2011(A)
Net asset value at beginning of period	$16.48		$18.15	$16.08	$12.65	$9.39		$9.39
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.15)	(0.29)	(0.05)	(0.09	)(B)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.13)		(0.64)	2.49	3.48	3.35		0.03
Total from investment operations	(0.24)		(0.79)	2.20	3.43	3.26		—
Distributions from:
Realized capital gains	(1.53)		(0.88)	(0.13)	—	—		—
Net asset value at end of period	$14.71		$16.48	$18.15	$16.08	$12.65		$9.39
Total return(C)	(2.33	)%(D)	(4.70)%	13.73%	27.11%	34.72%		0.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$170,899		$230,783	$289,506	$416,396	$186,384		$21,211
Ratio to average net assets:
Net expenses	1.07	%(E)	1.10%	1.31%	1.28%	1.37%		1.45	%(E)
Gross expenses	1.09	%(E)	1.10%	1.33%	1.37%	1.47%		1.64	%(E)
Net investment loss	(0.79	)%(E)	(0.65)%	(0.91)%	(0.62)%	(0.74)%		(0.94	)%(E)
Portfolio turnover rate	29	%(D)	29%	30%	37%	19%		19	%(D)

Touchstone Sands Capital Select Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months							Period
	Ended							Ended
	March 31,							September
	2016		Year Ended September 30,					30,
	(Unaudited)		2015	2014	2013	2012		2011(A)
Net asset value at beginning of period	$15.86		$17.62	$15.74	$12.47	$9.33		$9.39
Income (loss) from investment operations:
Net investment loss	(0.15)		(0.30)	(0.32)	(0.13)	(0.17	)(B)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.13)		(0.58)	2.33	3.40	3.31		—	(F)
Total from investment operations	(0.28)		(0.88)	2.01	3.27	3.14		(0.06)
Distributions from:
Realized capital gains	(1.53)		(0.88)	(0.13)	—	—		—
Net asset value at end of period	$14.05		$15.86	$17.62	$15.74	$12.47		$9.33
Total return(C)	(2.69	)%(D)	(5.38)%	12.89%	26.14%	33.66%		(0.64	)%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$136,863		$163,237	$203,865	$198,584	$88,931		$8,660
Ratio to average net assets:
Net expenses	1.82	%(E)	1.85%	2.06%	2.03%	2.12%		2.20	%(E)
Gross expenses	1.84	%(E)	1.85%	2.09%	2.14%	2.22%		2.56	%(E)
Net investment loss	(1.54	)%(E)	(1.40)%	(1.65)%	(1.37)%	(1.49)%		(1.69	)%(E)
Portfolio turnover rate	29	%(D)	29%	30%	37%	19%		19	%(D)

(A)	Represents the period from commencement of operations (November 15, 2010) through September 30, 2011.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

79

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2016	Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$16.96		$18.61	$16.44	$12.90	$9.56		$8.83
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.08)	(0.10)	(0.02)	(0.06	)(A)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.18)		(0.69)	2.40	3.56	3.40		0.87
Total from investment operations	(0.23)		(0.77)	2.30	3.54	3.34		0.73
Distributions from:
Realized capital gains	(1.53)		(0.88)	(0.13)	—	—		—
Net asset value at end of period	$15.20		$16.96	$18.61	$16.44	$12.90		$9.56
Total return	(2.20	)%(B)	(4.46)%	14.04%	27.44%	34.94%		8.14%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,539,210		$3,198,758	$3,473,661	$2,684,731	$1,215,124		$392,464
Ratio to average net assets:
Net expenses	0.82	%(C)	0.83%	1.06%	1.03%	1.11%		1.20%
Gross expenses	0.83	%(C)	0.83%	1.03%	1.06%	1.18%		1.23%
Net investment loss	(0.54	)%(C)	(0.39)%	(0.66)%	(0.37)%	(0.49)%		(0.68)%
Portfolio turnover rate	29	%(B)	29%	30%	37%	19%		19%

Touchstone Sands Capital Select Growth Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2016	Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$16.49		$18.15	$16.08	$12.65	$9.39		$8.70
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.19)	(0.17)	(0.10)	(0.08	)(A)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.12)		(0.59)	2.37	3.53	3.34		0.76
Total from investment operations	(0.24)		(0.78)	2.20	3.43	3.26		0.69
Distributions from:
Realized capital gains	(1.53)		(0.88)	(0.13)	—	—		—
Net asset value at end of period	$14.72		$16.49	$18.15	$16.08	$12.65		$9.39
Total return	(2.26	)%(B)	(4.70)%	13.73%	27.11%	34.72%		7.93%
Ratios and supplemental data:
Net assets at end of period (000’s)	$936,987		$1,292,853	$2,302,038	$2,140,884	$1,836,957		$911,849
Ratio to average net assets:
Net expenses	1.06	%(C)	1.08%	1.31%	1.28%	1.32%		1.42%
Gross expenses	1.15	%(C)	1.13%	1.35%	1.37%	1.39%		1.52%
Net investment loss	(0.78	)%(C)	(0.64)%	(0.90)%	(0.62)%	(0.70)%		(0.93)%
Portfolio turnover rate	29	%(B)	29%	30%	37%	19%		19%

(A)	The net investment loss per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

80

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015		2014		2013	2012		2011
Net asset value at beginning of period	$17.73		$20.55		$19.44		$16.02	$11.94		$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.15	(A)	(0.09	)(B)	0.44	0.05		(0.02)
Net realized and unrealized gains (losses) on investments	0.47		(1.38)		1.80		3.28	4.20		0.35
Total from investment operations	0.50		(1.23)		1.71		3.72	4.25		0.33
Distributions from:
Net investment income	(0.130)		—	(C)	(0.31)		(0.18)	(—	)(C)	(0.01)
Realized capital gains	(1.95)		(1.59)		(0.29)		(0.12)	(0.17)		(—	)(C)
Total distributions	(2.08)		(1.59)		(0.60)		(0.30)	(0.17)		(0.01)
Net asset value at end of period	$16.15		$17.73		$20.55		$19.44	$16.02		$11.94
Total return(D)	3.17	%(E)	(6.36)%		8.80%		23.60%	35.86%		2.82%
Ratios and supplemental data:
Net assets at end of period (000’s)	$49,707		$62,423		$60,246		$122,394	$84,539		$43,074
Ratio to average net assets:
Net expenses	1.38	%(F)	1.38%		1.36%		1.34%	1.34%		1.34%
Gross expenses	1.47	%(F)	1.42%		1.43%		1.53%	1.58%		1.79%
Net investment income (loss)	0.32	%(F)	0.75	%(A)	(0.45)%		2.47%	0.37%		(0.10)%
Portfolio turnover rate	7	%(E)	42%		17%		15%	11%		37%

Touchstone Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015		2014		2013	2012		2011
Net asset value at beginning of period	$17.16		$20.07		$19.01		$15.69	$11.79		$11.55
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		—	(A)(C)	(0.24	)(B)	0.30	(0.01)		(0.08)
Net realized and unrealized gains (losses) on investments	0.45		(1.32)		1.75		3.22	4.08		0.32
Total from investment operations	0.41		(1.32)		1.51		3.52	4.07		0.24
Distributions from:
Net investment income	(0.02)		—		(0.16)		(0.08)	(—	)(C)	(—	)(C)
Realized capital gains	(1.95)		(1.59)		(0.29)		(0.12)	(0.17)		(—	)(C)
Total distributions	(1.97)		(1.59)		(0.45)		(0.20)	(0.17)		(—	)(C)
Net asset value at end of period	$15.60		$17.16		$20.07		$19.01	$15.69		$11.79
Total return(D)	2.72	%(E)	(7.01)%		7.96%		22.69%	34.78%		2.08%
Ratios and supplemental data:
Net assets at end of period (000’s)	$17,977		$21,562		$27,104		$28,685	$24,278		$11,739
Ratio to average net assets:
Net expenses	2.13	%(F)	2.13%		2.12%		2.09%	2.09%		2.09%
Gross expenses	2.23	%(F)	2.17%		2.17%		2.24%	2.30%		2.51%
Net investment income (loss)	(0.43	)%(F)	0.00	%(A)(C)	(1.20)%		1.72%	(0.38)%		(0.80)%
Portfolio turnover rate	7	%(E)	42%		17%		15%	11%		37%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share or 0.005%.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

81

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015		2014		2013	2012	2011
Net asset value at beginning of period	$17.93		$20.72		$19.59		$16.13	$12.00	$11.67
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.18	(A)	(0.03	)(B)	0.46	0.07	0.02
Net realized and unrealized gains (losses) on investments	0.47		(1.37)		1.81		3.34	4.24	0.34
Total from investment operations	0.52		(1.19)		1.78		3.80	4.31	0.36
Distributions from:
Net investment income	(0.17)		(0.01)		(0.36)		(0.22)	(0.01)	(0.03)
Realized capital gains	(1.95)		(1.59)		(0.29)		(0.12)	(0.17)	(—	)(C)
Total distributions	(2.12)		(1.60)		(0.65)		(0.34)	(0.18)	(0.03)
Net asset value at end of period	$16.33		$17.93		$20.72		$19.59	$16.13	$12.00
Total return	3.28	%(D)	(6.11)%		9.12%		24.01%	36.23%	3.05%
Ratios and supplemental data:
Net assets at end of period (000’s)	$309,500		$333,971		$309,367		$258,024	$168,987	$58,164
Ratio to average net assets:
Net expenses	1.13	%(E)	1.11%		1.06%		1.03%	1.04%	1.09%
Gross expenses	1.14	%(E)	1.11%		1.08%		1.14%	1.17%	1.21%
Net investment income (loss)	0.58	%(E)	1.02	%(A)	(0.15)%		2.78%	0.66%	0.21%
Portfolio turnover rate	7	%(D)	42%		17%		15%	11%	37%

Touchstone Small Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015		2014		2013	2012	2011
Net asset value at beginning of period	$17.92		$20.69		$19.57		$16.11	$11.99	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.24	(A)	(0.02	)(B)	0.49	0.06	0.03
Net realized and unrealized gains (losses) on investments	0.46		(1.41)		1.81		3.32	4.26	0.35
Total from investment operations	0.52		(1.17)		1.79		3.81	4.32	0.38
Distributions from:
Net investment income	(0.18)		(0.01)		(0.38)		(0.23)	(0.03)	(0.04)
Realized capital gains	(1.95)		(1.59)		(0.29)		(0.12)	(0.17)	(—	)(C)
Total distributions	(2.13)		(1.60)		(0.67)		(0.35)	(0.20)	(0.04)
Net asset value at end of period	$16.31		$17.92		$20.69		$19.57	$16.11	$11.99
Total return	3.29	%(D)	(6.01)%		9.17%		24.13%	36.32%	3.24%
Ratios and supplemental data:
Net assets at end of period (000’s)	$265,244		$301,868		$393,287		$395,770	$247,876	$43,035
Ratio to average net assets:
Net expenses	1.05	%(E)	1.04%		1.01%		0.94%	0.94%	0.94%
Gross expenses	1.05	%(E)	1.04%		1.04%		1.07%	1.09%	1.16%
Net investment income	0.65	%(E)	1.10	%(A)	(0.10)%		2.87%	0.77%	0.36%
Portfolio turnover rate	7	%(D)	42%		17%		15%	11%	37%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y and Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

82

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2016	Year Ended September 30,	30,
(Unaudited)	2015	2014	2013	2012	2011(A)(B)
Net asset value at beginning of period	$20.17	$23.23	$22.79	$18.33	$13.85	$17.36
Income (loss) from investment operations:
Net investment income	0.19	0.36	0.36	0.41	0.21	(C)	0.22
Net realized and unrealized gains (losses) on investments	1.08	(2.15)	0.39	4.45	4.60	(3.57)
Total from investment operations	1.27	(1.79)	0.75	4.86	4.81	(3.35)
Distributions from:
Net investment income	(0.20)	(0.35)	(0.31)	(0.40)	(0.33)	(0.16)
Realized capital gains	(0.73)	(0.92)	—	—	—	—
Total distributions	(0.93)	(1.27)	(0.31)	(0.40)	(0.33)	(0.16)
Net asset value at end of period	$20.51	$20.17	$23.23	$22.79	$18.33	$13.85
Total return(D)	6.50	%(E)	(8.32)%	3.19%	26.82%	34.87%	(19.37	)%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$24,530	$24,659	$31,773	$34,826	$32,115	$37,385
Ratio to average net assets:
Net expenses	138	%(F)	1.38%	1.43%	1.43%	1.43%	1.43	%(F)
Gross expenses	1.68	%(F)	1.60%	1.67%	1.78%	1.77%	1.72	%(F)
Net investment income	1.91	%(F)	1.51%	1.44%	1.98%	1.26%	1.97	%(F)
Portfolio turnover rate	40	%(E)	1.12%	100	%(G)(H)	98%	109%	206	%(E)

Touchstone Small Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2016	Year Ended September 30,	30,
(Unaudited)	2015	2014	2013	2012	2011(A)
Net asset value at beginning of period	$19.98	$23.00	$22.61	$18.23	$13.82	$17.36
Income (loss) from investment operations:
Net investment income	0.11	0.17	0.16	0.29	0.09	(C)	0.09
Net realized and unrealized gains (losses) on investments	1.06	(2.10)	0.40	4.39	4.58	(3.50)
Total from investment operations	1.17	(1.93)	0.56	4.68	4.67	(3.41)
Distributions from:
Net investment income	(0.12)	(0.17)	(0.17)	(0.30)	(0.26)	(0.13)
Realized capital gains	(0.73)	(0.92)	—	—	—	—
Total distributions	(0.85)	(1.09)	(0.17)	(0.30)	(0.26)	(0.13)
Net asset value at end of period	$20.30	$19.98	$23.00	$22.61	$18.23	$13.82
Total return(D)	6.07	%(E)	(9.01)%	2.46%	25.90%	33.95%	(19.77	)%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,434	$1,396	$2,169	$841	$104	$2
Ratio to average net assets:
Net expenses	2.13	%(F)	2.13%	2.18%	2.18%	2.18%	2.18	%(F)
Gross expenses	3.50	%(F)	3.13%	3.25%	5.19%	28.35%	342.41	%(F)
Net investment income	1.16	%(F)	0.76%	0.69%	1.23%	0.51%	0.95	%(F)
Portfolio turnover rate	40	%(E)	112%	100	%(G)(H)	98%	109%	206	%(E)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	Effective June 10, 2011, Class Z shares converted to Class A shares.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

83

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2016	Year Ended September 30,	30,
(Unaudited)	2015	2014	2013	2012	2011(A)
Net asset value at beginning of period	$20.20	$23.25	$22.82	$18.36	$13.89	$17.36
Income (loss) from investment operations:
Net investment income	0.21	0.42	0.35	0.48	0.26	(B)	0.71
Net realized and unrealized gains (losses) on investments	1.08	(2.14)	0.46	4.44	4.59	(4.00)
Total from investment operations	1.29	(1.72)	0.81	4.92	4.85	(3.29)
Distributions from:
Net investment income	(0.22)	(0.41)	(0.38)	(0.46)	(0.38)	(0.18)
Realized capital gains	(0.73)	(0.92)	—	—	—	—
Total distributions	(0.95)	(1.33)	(0.38)	(0.46)	(0.38)	(0.18)
Net asset value at end of period	$20.54	$20.20	$23.25	$22.82	$18.36	$13.89
Total return	6.62	%(C)	(8.08)%	3.47%	27.11%	35.19%	(19.10	)%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,956	$4,419	$9,097	$769	$222	$2
Ratio to average net assets:
Net expenses	1.13	%(D)	1.13%	1.18%	1.18%	1.18%	1.18	%(D)
Gross expenses	1.74	%(D)	1.44%	1.65%	3.45%	22.47%	70.29	%(D)
Net investment income	2.16	%(D)	1.76%	1.70%	2.23%	1.51%	2.05	%(D)
Portfolio turnover rate	40	%(C)	112%	100	%(E)(F)	98%	109%	206	%(C)

Touchstone Small Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2016	Year Ended September 30,	30,
(Unaudited)	2015	2014	2013	2012	2011(A)
Net asset value at beginning of period	$20.19	$23.24	$22.81	$18.35	$13.86	$17.36
Income (loss) from investment operations:
Net investment income	0.24	0.45	0.40	0.48	0.29	(B)	0.20
Net realized and unrealized gains (losses) on investments	1.07	(2.13)	0.44	4.47	4.60	(3.51)
Total from investment operations	1.31	(1.68)	0.84	4.95	4.89	(3.31)
Distributions from:
Net investment income	(0.24)	(0.45)	(0.41)	(0.49)	(0.40)	(0.19)
Realized capital gains	(0.73)	(0.92)	—	—	—	—
Total distributions	(0.97)	(1.37)	(0.41)	(0.49)	(0.40)	(0.19)
Net asset value at end of period	$20.53	$20.19	$23.24	$22.81	$18.35	$13.86
Total return	6.70	%(C)	(7.93)%	3.59%	27.30%	35.56%	(19.23	)%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$22,328	$25,968	$29,831	$2,665	$1,160	$741
Ratio to average net assets:
Net expenses	0.98	%(D)	0.98%	1.03%	1.03%	1.03%	1.03	%(D)
Gross expenses	1.25	%(D)	1.19%	1.30%	1.83%	1.87%	3.59	%(D)
Net investment income	2.31	%(D)	1.91%	1.84%	2.38%	1.66%	2.12	%(D)
Portfolio turnover rate	40	%(C)	112%	100	%(E)(F)	98%	109%	206	%(C)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

84

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class A†
Selected Data for a Share Outstanding Throughout Each Period††

	Six Months Ended							Period Ended		Period Ended
	March 31, 2016		Year Ended September 30,					September 30,		March 31,
	(Unaudited)		2015	2014	2013	2012		2011(A)		2011(B)
Net asset value at beginning of period	$10.19		$10.23	$10.07	$10.50	$10.13		$9.90		$10.15
Income (loss) from investment operations:
Net investment income	0.12		0.22	0.23	0.21	0.23		0.24		0.28
Net realized and unrealized gains (losses) on investments	0.04		0.01	0.22	(0.36)	0.41		0.24		(0.14	)(C)
Total from investment operations	0.16		0.23	0.45	(0.15)	0.64		0.48		0.14
Distributions from:
Net investment income	(0.13)		(0.27)	(0.29)	(0.27)	(0.27)		(0.25)		(0.39)
Realized capital gains	—		—	—	(0.01)	—		—		—
Total distributions	(0.13)		(0.27)	(0.29)	(0.28)	(0.27)		(0.25)		(0.39)
Net asset value at end of period	$10.22		$10.19	$10.23	$10.07	$10.50		$10.13		$9.90
Total return(D)	1.63	%(E)	2.24%	4.53%	(1.48)%	6.42%		5.02	%(E)	1.31	%(E)(F)
Ratios and supplemental data:
Net assets at end of period (000’s)	$5,945		$5,749	$5,144	$12,167	$10,210		$4,737		$7
Ratio to average net assets:
Net expenses	0.88	%(G)	0.90%	0.90%	0.90%	0.90%		0.90	%(G)	0.65	%(G)
Gross expenses	1.29	%(G)	1.26%	1.25%	1.10%	1.22%		1.69	%(G)	1.75	%(G)
Net investment income	2.46	%(G)	2.10%	2.32%	2.07%	2.26%		4.40	%(G)	4.16	%(G)
Portfolio turnover rate	5	%(E)	19%	5%	35%	79	%(H)	7	%(E)	27	%(E)

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund’s performance and financial history have been adopted by Touchstone Total Return Bond Fund. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

††	Per share data prior to August 1, 2011, reflects a 1.01491:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.

(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares were renamed Class A shares.
(B)	Represents the period from commencement of operations (August 16, 2010) through March 31, 2011.
(C)	This amount per share is a loss for the Class A shares because of the short time period since the Commencement of Operations on August 16, 2010 relative to the full fiscal year in which the Class Y shares were in operation. The loss during this period is offset by the gain in the Class Y shares during the full fiscal year to create a gain in the Net Realized and Unrealized Gain on Investments in the other classes.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Includes adjustments in accordance with U.S. generally accepted accounting principles and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months							Period
	Ended							Ended
	March 31,							September
	2016		Year Ended September 30,					30,
	(Unaudited)		2015	2014	2013	2012		2011(A)
Net asset value at beginning of period	$10.18		$10.21	$10.05	$10.49	$10.12		$10.04
Income (loss) from investment operations:
Net investment income	0.09		0.14	0.15	0.11	0.14		0.06
Net realized and unrealized gains (losses) on investments	0.04		0.02	0.22	(0.35)	0.42		0.09
Total from investment operations	0.13		0.16	0.37	(0.24)	0.56		0.15
Distributions from:
Net investment income	(0.10)		(0.19)	(0.21)	(0.19)	(0.19)		(0.07)
Realized capital gains	—		—	—	(0.01)	—		—
Total distributions	(0.10)		(0.19)	(0.21)	(0.20)	(0.19)		(0.07)
Net asset value at end of period	$10.21		$10.18	$10.21	$10.05	$10.49		$10.12
Total return(B)	1.25	%(C)	1.60%	3.75%	(2.33)%	5.63%		1.51	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,562		$2,368	$1,634	$2,455	$3,257		$2,587
Ratio to average net assets:
Net expenses	1.63	%(D)	1.65%	1.65%	1.65%	1.65%		1.65	%(D)
Gross expenses	2.25	%(D)	2.27%	2.47%	2.10%	2.03%		2.55	%(D)
Net investment income	1.71	%(D)	1.35%	1.57%	1.32%	1.51%		3.75	%(D)
Portfolio turnover rate	5	%(C)	19%	5%	35%	79	%(E)	7	%(C)

(A)	Represents the period from commencement of operations (August 1, 2011) through September 30, 2011.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class Y†
Selected Data for a Share Outstanding Throughout Each Period††

	Six Months							Period		Year
	Ended							Ended		Ended
	March 31							September		March
	2016		Year Ended September 30,					30,		31,
	(Unaudited)		2015	2014	2013	2012		2011(A)		2011
Net asset value at beginning of period	$10.20		$10.24	$10.08	$10.52	$10.15		$9.86		$9.66
Income (loss) from investment operations:
Net investment income	0.14		0.25	0.26	0.23	0.25		0.24		0.45
Net realized and unrealized gains (losses) on investments	0.05		0.01	0.22	(0.36)	0.42		0.30		0.21
Total from investment operations	0.19		0.26	0.48	(0.13)	0.67		0.54		0.66
Distributions from:
Net investment income	(0.15)		(0.30)	(0.32)	(0.30)	(0.30)		(0.25)		(0.46)
Realized capital gains	—		—	—	(0.01)	—		—		—
Total distributions	(0.15)		(0.30)	(0.32)	(0.31)	(0.30)		(0.25)		(0.46)
Net asset value at end of period	$10.24		$10.20	$10.24	$10.08	$10.52		$10.15		$9.86
Total return	1.85	%(B)	2.51%	4.84%	(1.32)%	6.72%		5.29	%(B)	6.97	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$41,749		$39,751	$19,397	$19,635	$29,716		$17,810		$16,512
Ratio to average net assets:
Net expenses	0.63	%(D)	0.65%	0.61%	0.62%	0.58%		0.48	%(D)	0.40%
Gross expenses	0.69	%(D)	0.70%	0.68%	0.71%	0.70%		1.13	%(D)	1.62%
Net investment income	2.71	%(D)	2.35%	2.61%	2.34%	2.59%		4.35	%(D)	4.46%
Portfolio turnover rate	5	%(B)	19%	5%	35%	79	%(E)	7	%(B)	27%

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund’s performance and financial history have been adopted by Touchstone Total Return Bond Fund. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

††	Per share data prior to August 1, 2011, reflects a 0.87567:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.
(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Institutional Class shares were renamed Class Y shares.
(B)	Not annualized.
(C)	Includes adjustments in accordance with U.S. generally accepted accounting principles and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months							Period
	Ended							Ended
	March 31,							September
	2016		Year Ended September 30,					30,
	(Unaudited)		2015	2014	2013	2012		2011(A)
Net asset value at beginning of period	$10.20		$10.24	$10.08	$10.51	$10.14		$10.06
Income (loss) from investment operations:
Net investment income	0.14		0.26	0.27	0.25	0.22		0.08
Net realized and unrealized gains (losses) on investments	0.04		0.01	0.22	(0.36)	0.46		0.09
Total from investment operations	0.18		0.27	0.49	(0.11)	0.68		0.17
Distributions from:
Net investment income	(0.15)		(0.31)	(0.33)	(0.31)	(0.31)		(0.09)
Realized capital gains	—		—	—	(0.01)	—		—
Total distributions	(0.15)		(0.31)	(0.33)	(0.32)	(0.31)		(0.09)
Net asset value at end of period	$10.23		$10.20	$10.24	$10.08	$10.51		$10.14
Total return	1.82	%(B)	2.65%	4.96%	(1.09)%	6.81%		1.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$149,192		$134,877	$116,404	$133,051	$148,341		$6,386
Ratio to average net assets:
Net expenses	0.50	%(C)	0.50%	0.50%	0.50%	0.50%		0.50	%(C)
Gross expenses	0.61	%(C)	0.61%	0.60%	0.60%	0.67%		1.21	%(C)
Net investment income	2.84	%(C)	2.50%	2.72%	2.47%	2.66%		4.89	%(C)
Portfolio turnover rate	5	%(B)	19%	5%	35%	79	%(D)	7	%(B)

(A)	Represents the period from commencement of operations (August 1, 2011) through September 30, 2011.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,						September
	2016		Year Ended September 30,				30,
	(Unaudited)		2015	2014	2013		2012(A)
Net asset value at beginning of period	$9.32		$9.41	$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.02		0.06	0.06	0.09		0.09
Net realized and unrealized gains (losses) on investments	0.03		(0.03)	0.03	(0.04)		(0.01)
Total from investment operations	0.05		0.03	0.09	0.05		0.08
Distributions from:
Net investment income	(0.07)		(0.12)	(0.13)	(0.16)		(0.09)
Net asset value at end of period	$9.30		$9.32	$9.41	$9.45		$9.56
Total return(B)	0.49	%(C)	0.31%	0.92%	0.48%		0.85	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$10,164		$10,675	$10,596	$32,088		$34,228
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%	0.69%		0.69	%(D)
Gross expenses	0.98	%(D)	0.99%	0.93%	0.83%		1.19	%(D)
Net investment income	0.40	%(D)	0.54%	0.79%	0.85%		1.40	%(D)
Portfolio turnover rate	89	%(C)	132%	142%	107	%(E)	169	%(F)

Touchstone Ultra Short Duration Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2016	Year Ended September 30,	30,
(Unaudited)	2015	2014	2013	2012(A)
Net asset value at beginning of period	$9.32	$9.41	$9.45	$9.56	$9.57
Income (loss) from investment operations:
Net investment income (loss)	—	(G)	—	(G)	0.02	0.04	0.05
Net realized and unrealized gains (losses) on investments	0.02	(0.02)	0.02	(0.04)	0.01
Total from investment operations	0.02	(0.02)	0.04	—	0.06
Distributions from:
Net investment income	(0.04)	(0.07)	(0.08)	(0.11)	(0.07)
Net asset value at end of period	$9.30	$9.32	$9.41	$9.45	$9.56
Total return(B)	0.24	%(C)	(0.19)%	0.42%	(0.02)%	0.62	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$9,109	$8,291	$11,272	$13,568	$11,517
Ratio to average net assets:
Net expenses	1.19	%(D)	1.19%	1.19%	1.19%	1.19	%(D)
Gross expenses	1.56	%(D)	1.48%	1.44%	1.39%	1.68	%(D)
Net investment income (loss)	(0.10	)%(D)	0.04%	0.29%	0.35%	0.90	%(D)
Portfolio turnover rate	89	%(C)	132%	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.
(G)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,						September
	2016		Year Ended September 30,				30,
	(Unaudited)		2015	2014	2013		2012(A)
Net asset value at beginning of period	$9.32		$9.41	$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.04		0.07	0.10	0.12		0.08
Net realized and unrealized gains (losses) on investments	0.02		(0.02)	0.01	(0.05)		0.01
Total from investment operations	0.06		0.05	0.11	0.07		0.09
Distributions from:
Net investment income	(0.08)		(0.14)	(0.15)	(0.18)		(0.10)
Net asset value at end of period	$9.30		$9.32	$9.41	$9.45		$9.56
Total return	0.62	%(B)	0.56%	1.17%	0.74%		0.97	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$241,442		$200,456	$244,885	$249,250		$190,515
Ratio to average net assets:
Net expenses	0.44	%(C)	0.44%	0.44%	0.44%		0.44	%(C)
Gross expenses	0.52	%(C)	0.52%	0.49%	0.51%		0.55	%(C)
Net investment income	0.65	%(C)	0.79%	1.04%	1.10%		1.65	%(C)
Portfolio turnover rate	89	%(B)	132%	142%	107	%(D)	169	%(E)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013		2012		2011
Net asset value at beginning of period	$9.32		$9.41	$9.45	$9.56		$9.58		$9.68
Income (loss) from investment operations:
Net investment income	0.03		0.05	0.08	0.09		0.14		0.15
Net realized and unrealized gains (losses) on investment	0.02		(0.02)	0.01	(0.04)		0.06		(0.04)
Total from investment operations	0.05		0.03	0.09	0.05		0.20		0.11
Distributions from:
Net investment income	(0.07)		(0.12)	(0.13)	(0.16)		(0.22)		(0.21)
Net asset value at end of period	$9.30		$9.32	$9.41	$9.45		$9.56		$9.58
Total return	0.49	%(B)	0.31%	0.91%	0.52%		2.10%		1.12%
Ratios and supplemental data:
Net assets at end of period (000’s)	$224,852		$304,553	$401,851	$381,554		$338,669		$346,131
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.69%	0.65%		0.64%		0.69%
Gross expenses	0.79	%(C)	0.76%	0.76%	0.73%		0.73%		0.78%
Net Investment Income	0.40	%(C)	0.54%	0.79%	0.89%		1.45%		1.39%
Portfolio turnover rate	89	%(B)	132%	142%	107	%(D)	169	%(E)	144%

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended						Period Ended
	March 31, 2016		Year Ended September 30,				September 30,
	(Unaudited)		2015	2014	2013		2012(A)
Net asset value at beginning of period	$9.32		$9.41	$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.04		0.08	0.10	0.14		0.09
Net realized and unrealized gains (losses) on investments	0.02		(0.02)	0.01	(0.07)		—	(B)
Total from investment operations	0.06		0.06	0.11	0.07		0.09
Distributions from:
Net investment income	(0.08)		(0.15)	(0.15)	(0.18)		(0.10)
Net asset value at end of period	$9.30		$9.32	$9.41	$9.45		$9.56
Total return	0.64	%(C)	0.61%	1.22%	0.78%		0.99	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$105,037		$49,389	$50,853	$59,662		$6,697
Ratio to average net assets:
Net expenses	0.39	%(D)	0.39%	0.39%	0.39%		0.39	%(D)
Gross expenses	0.46	%(D)	0.48%	0.48%	0.52%		1.23	%(D)
Net investment income	0.70	%(D)	0.84%	1.09%	1.15%		1.70	%(D)
Portfolio turnover rate	89	%(C)	132%	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

91

Notes to Financial Statements

March 31, 2016 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of eleven funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Arbitrage Fund (“Arbitrage Fund”)

Touchstone Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Fund (“Small Cap Fund”) (formerly known as Touchstone Small Cap Core Fund)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is diversified, with the exception of the Arbitrage Fund, the Merger Arbitrage Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class Z	Class
Arbitrage Fund	X	X	X		X
Emerging Markets Equity Fund	X	X	X		X
Merger Arbitrage Fund	X	X	X		X
Mid Cap Fund	X	X	X	X	X
Mid Cap Value Fund	X	X	X		X
Premium Yield Equity Fund	X	X	X
Sands Capital Select Growth Fund	X	X	X	X
Small Cap Fund	X	X	X		X
Small Cap Value Fund	X	X	X		X
Total Return Bond Fund	X	X	X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

92

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Emerging Markets Equity Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms

93

Notes to Financial Statements (Unaudited) (Continued)

and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less maybe valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2016, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair

94

Notes to Financial Statements (Unaudited) (Continued)

value of $26,888,141 and $31,168,531, respectively, and had securities with a fair value of $43,589,728 and $60,416,250, respectively, held as collateral and cash collateral of $20,402,426 and $3,596,109, respectively, for securities sold short.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2016, the Funds did not hold any options.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

95

Notes to Financial Statements (Unaudited) (Continued)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2016, the Arbitrage Fund and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership – The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds – PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Arbitrage Fund and the Merger Arbitrage Fund may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared

96

Notes to Financial Statements (Unaudited) (Continued)

derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2016, the Funds’ assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Merger Arbitrage Fund
Forward Foreign Currency Contracts	$—	$338,405

The following table presents the Funds’ liabilities net of amounts available for offset under MNA and of the related collateral pledged by the Fund as of March 31, 2016:

Gross
Amount
Available
for Offset in
			Gross	Statement	Non-
			Amount of	of Assets	Cash	Cash
			Recognized	and	Collateral	Collateral	Net
Fund	Counterparty	Derivative Type	Liabilities	Liabilities	Pledged	Pledged	Amount(A)
Merger Arbitrage Fund	Brown	Forward
	Brothers	Foreign
	Harriman	Currency
		Contracts	$338,405	$—	$—	$—	$338,405

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2016:

	Fair Value of Derivative Investments
	As of March 31, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Forward Foreign Currency Contracts*	$—	$(276,571)
Merger Arbitrage Fund	Forward Foreign Currency Contracts*	—	(338,405)

* Statements of Assets and Liabilities Location: Unrealized depreciation on forward foreign currency contracts.

97

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the effects of the Funds’ derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2016:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended March 31, 2016
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Arbitrage Fund	Forward Foreign Currency Contracts*	$66	$(276,571)
	Purchased Options-Equity Contracts**	(109,274)	229,356
	Written Options-Equity Contracts***	157,041	321,759
Merger Arbitrage Fund	Forward Foreign Currency Contracts*	70	(338,405)
	Purchased Options-Equity Contracts**	(191,880)	402,738
	Written Options-Equity Contracts***	275,757	564,993

*Statements of Operations Location: Net realized gains on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended March 31, 2016, the average quarterly balances of outstanding derivative financial instruments was as follows:

		Merger
	Arbitrage	Arbitrage
	Fund	Fund
Equity contracts:
Purchased Options - Cost	$192,104	$337,325
Written Options - Premiums received	$104,694	$183,838
Forward foreign currency contracts:
Average number of contracts	2	2
Average U.S. dollar amount purchased	$3,407,919	$4,111,081

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

98

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Receiver**	Net Amount
Emerging Markets Equity Fund	Common Stock	$30,733	$31,755	$1,022
Mid Cap Fund	Common Stock	3,639,444	3,692,861	53,417
Mid Cap Value Fund	Common Stock	10,253,281	10,647,766	394,485
Sands Capital Select Growth Fund	Common Stock	161,129,553	162,942,959	1,813,406
Small Cap Fund	Common Stock	13,522,834	13,803,365	280,531
Small Cap Value Fund	Common Stock	1,978,577	2,065,343	86,766
Total Return Bond Fund	Corporate Bond	189,415	197,943	8,528

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending is included in the Statements of Assets and Liabilities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the Total Return Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Total Return Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of

99

Notes to Financial Statements (Unaudited) (Continued)

the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Arbitrage Fund, Emerging Markets Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Premium Yield Equity Fund and Total Return Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

100

Notes to Financial Statements (Unaudited) (Continued)

3.	Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2016:

		Emerging	Merger
	Arbitrage	Markets Equity	Arbitrage	Mid Cap
	Fund	Fund	Fund	Fund
Purchases of investment securities	$216,654,786	$12,881,491	$272,834,469	$17,893,317
Proceeds from sales and maturities	$242,694,405	$266,527,072	$316,093,321	$55,589,544

	Mid Cap	Premium Yield	Sands Capital
	Value	Equity	Select Growth	Small Cap
	Fund	Fund	Fund	Fund
Purchases of investment securities	$62,508,965	$28,747,379	$1,321,578,071	$45,241,347
Proceeds from sales and maturities	$89,827,582	$62,581,044	$2,343,370,079	$154,442,782

	Small Cap	Total Return	Ultra Short
	Value	Bond	Duration Fixed
	Fund	Fund	Income Fund
Purchases of investment securities	$20,383,415	$26,218,584	$391,745,272
Proceeds from sales and maturities	$29,284,161	$7,913,673	$371,039,674

For the six months ended March 31, 2016, purchases and proceeds from sales and maturities in U.S. Government Securities were $4,236,594 and $1,888,159, respectively, for the Total Return Bond Fund and $57,967,711 and $44,916,559, respectively, for the Ultra Short Duration Fixed Income Fund.

4.	Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers ofTouchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $86,636 for the six months ended March 31, 2016.

101

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Arbitrage Fund	1.05% on the first $500 million
1.00% on the next $500 million
0.95% on such assets over $1 billion
Emerging Markets Equity Fund	1.05% on the first $200 million
1.00% on the next $200 million
0.90% on such assets over $400 million
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% on such assets over $1 billion
Mid Cap Value Fund	0.85% on the first $100 million
0.80% on the next $300 million
0.75% on such assets over $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% on such assets over $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% on such assets over $2 billion
Small Cap Fund	0.85%
Small Cap Value Fund	0.90%
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee
Sands Capital Select Growth Fund	Russell1000® Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2016, the Advisor’s base fee was decreased by $4,174,696 as a result of the performance fee adjustment.

102

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Russell Implementation Services, Inc.*	The London Company
Emerging Markets Equity Fund	Mid Cap Fund
Small Cap Fund
DePrince, Race & Zollo, Inc.
Small Cap Value Fund	Longfellow Investment Management Co.
Arbitrage Fund
EARNEST Partners LLC	Merger Arbitrage Fund
Total Return Bond Fund
Miller/Howard Investments, Inc.
Fort Washington Investment Advisors, Inc.**	Premium Yield Equity Fund
Ultra Short Duration Fixed Income Fund
Sands Capital Management, LLC
LMCG Investments, Inc.	Sands Capital Select Growth Fund
Mid Cap Value Fund

*Effective February 20, 2016, Russell Implementation Services, Inc. became the interim sub-advisor of the Emerging Markets Equity Fund; prior to February 20, 2016, AGF Investments America, Inc. was the sub-advisor.

**Affiliate of the Advisor and wholly-owned indirect subsidiary of Western Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
	Class A	Class C	Class Y	Class Z	Class
Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Emerging Markets Equity Fund	1.69%	2.44%	1.44%	—	1.29%
Merger Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Mid Cap Fund	1.24%	1.99%	0.99%	1.24%	0.92%
Mid Cap Value Fund*	1.27%	2.02%	1.02%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Small Cap Fund	1.38%	2.13%	1.13%	—	1.05%
Small Cap Value Fund	1.38%	2.13%	1.13%	—	0.98%
Total Return Bond Fund**	0.85%	1.60%	0.60%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.44%	0.69%	0.39%

*Prior to January 29, 2016, the expense limitation for Classes A, C and Y shares were 1.29%, 2.04% and 1.04%, respectively.

**Prior to January 29, 2016, the expense limitation for Classes A, C and Y shares were 0.90%, 1.65% and 0.65%, respectively.

These expense limitations will remain in effect for all Funds through at least January 29, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Funds’ shareholders.

103

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has agreed to limit certain Funds’ other operating expenses (“Other Expenses”) to the following levels which will remain in effect though at least January 29, 2017.

	Class A	Class C	Class Y	Class Z
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%

During the six months ended March 31, 2016, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds, as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees	Fees	Reimbursed/
	Waived	Waived	Waived	Total
Arbitrage Fund	$—	$—	$18,074	$18,074
Emerging Markets Equity Fund	87,763	48,234	69,653	205,650
Merger Arbitrage Fund	—	—	6,297	6,297
Mid Cap Fund	—	98,016	273,888	371,904
Mid Cap Value Fund	—	165,696	49,281	214,977
Premium Yield Equity Fund	—	—	72,824	72,824
Sands Capital Select Growth Fund	—	—	793,856	793,856
Small Cap Fund	—	—	52,533	52,533
Small Cap Value Fund	14,452	38,268	36,107	88,827
Total Return Bond Fund	—	41,317	64,959	106,276
Ultra Short Duration Fixed Income Fund	—	115,027	155,807	270,834

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of March 31, 2016, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
Fund	September 30, 2016	September 30, 2017	September 30, 2018	September 30, 2019	Total
Arbitrage Fund	$—	$1,355	$2,350	$4,685	$8,390
Emerging Markets Equity Fund	—	67,176	117,715	195,982	380,873
Mid Cap Fund	256,834	380,034	632,713	314,877	1,584,458
Mid Cap Value Fund	248,780	328,349	411,352	198,104	1,186,585
Premium Yield Equity Fund	45,482	10,470	28,340	37,497	121,789
Sands Capital Select Growth Fund	1,593,217	1,033,092	946,969	793,856	4,367,134
Small Cap Fund	789,388	243,573	—	19,142	1,052,103
Small Cap Value Fund	130,886	148,793	144,541	70,038	494,258
Total Return Bond Fund	163,756	143,600	170,094	92,359	569,809
Ultra Short Duration Fixed Income Fund	470,719	456,994	465,366	243,802	1,636,881

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended March 31, 2016.

104

Notes to Financial Statements (Unaudited) (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund (except the Ultra Short Duration Fixed Income Fund) pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets for at least one year from January 30, 2017. Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee of up to 0.25% of average daily net assets that are attributed to Class Z shares.

105

Notes to Financial Statements (Unaudited) (Continued)

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended March 31, 2016:

Fund	Amount
Arbitrage Fund	$235
Emerging Markets Equity Fund	82
Merger Arbitrage Fund	124
Mid Cap Fund	9,765
Mid Cap Value Fund	913
Premium Yield Equity Fund	2,037
Sands Capital Select Growth Fund	3,673
Small Cap Fund	684
Small Cap Value Fund	485
Total Return Bond Fund	274
Ultra Short Duration Fixed Income Fund	642

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2016:

Fund	Amount
Emerging Markets Equity Fund	$2
Mid Cap Fund	1,077
Premium Yield Equity Fund	94
Sands Capital Select Growth Fund	95
Small Cap Fund	130
Ultra Short Duration Fixed Income Fund	46

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2015 and 2014 are as follows:

	Arbitrage		Emerging Markets
	Fund		Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
From ordinary income	$—	$—	$3,401,511	$4,192,683
From long-term capital gains	288,475	—	—	—
Total distributions	$288,475	$—	$3,401,511	$4,192,683

106

Notes to Financial Statements (Unaudited) (Continued)

	Merger Arbitrage		Mid Cap		Mid Cap
	Fund		Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014	2015	2014
From ordinary income	$—	$24,102,036	$868,044	$747,154	$11,660,373	$6,818,543
From long-term capital gains	1,566,064	—	—	—	4,873,774	8,876,667
Total distributions	$1,566,064	$24,102,036	$868,044	$747,154	$16,534,147	$15,695,210

	Premium Yield		Sands Capital		Small Cap
	Equity Fund		Select Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014	2015	2014
From ordinary income	$5,326,219	$6,872,067	$—	$13,643,843	$4,878,943	$14,861,071
From long-term capital gains	8,901,766	—	297,931,608	28,752,022	55,124,275	12,211,364
Total distributions	$14,227,985	$6,872,067	$297,931,608	$42,395,865	$60,003,218	$27,072,435

	Small Cap		Total Return		Ultra Short Duration
	Value Fund		Bond Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014	2015	2014
From ordinary income	$1,186,997	$953,920	$5,107,573	$4,871,768	$8,549,313	$10,124,310
From long-term capital gains	2,819,183	—	—	—	—	—
Total distributions	$4,006,180	$953,920	$5,107,573	$4,871,768	$8,549,313	$10,124,310

The following information is computed on a tax basis for each item as of September 30, 2015:

		Emerging
	Arbitrage	Markets Equity	Merger
	Fund	Fund	Arbitrage Fund
Tax cost of portfolio investments	$134,058,187	$326,755,593	$243,845,938
Gross unrealized appreciation	1,332,745	14,557,138	3,264,216
Gross unrealized depreciation	(3,529,833)	(79,348,232)	(5,990,424)
Net unrealized appreciation (depreciation) on investments	(2,197,088)	(64,791,094)	(2,726,208)
Net unrealized appreciation (depreciation) on written options	(321,759)	—	(564,993)
Net unrealized appreciation (depreciation) on securities sold short	723,257	—	121,579
Net unrealized appreciation (depreciation) on foreign currency transactions	—	(40,365)	—
Accumulated capital losses	—	(44,093,212)	—
Qualified late-year losses	—	—	(1,694,184)
Other temporary differences	—	(4,170)	—
Undistributed ordinary income	181,750	2,573,140	—
Undistributed capital gains	346,056	—	—
Accumulated deficit	$(1,267,784)	$(106,355,701)	$(4,863,806)

107

Notes to Financial Statements (Unaudited) (Continued)

			Premium	Sands Capital
		Mid Cap Value	Yield Equity	Select Growth
	Mid Cap Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$686,483,595	$347,594,916	$178,267,407	$3,715,197,547
Gross unrealized appreciation	58,606,159	36,994,668	10,170,405	1,834,649,759
Gross unrealized depreciation	(46,633,135)	(32,749,577)	(17,325,170)	(258,320,737)
Net unrealized appreciation (depreciation) on investments	11,973,024	4,245,091	(7,154,765)	1,576,329,022
Accumulated capital losses	(123,848,001)	—	—	—
Qualified late-year losses	(38,973)	—	—	(21,615,887)
Undistributed ordinary income	—	3,758,126	—	—
Undistributed capital gains	—	16,029,978	8,682,989	385,268,540
Accumulated earnings (deficit)	$(111,913,950)	$24,033,195	$1,528,224	$1,939,981,675

				Ultra Short
			Total	Duration
	Small Cap	Small Cap Value	Return Bond	Fixed Income
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$710,193,303	$74,519,483	$177,847,324	$584,752,017
Gross unrealized appreciation	136,379,483	1,049,907	2,899,802	1,329,165
Gross unrealized depreciation	(92,607,472)	(13,767,853)	(2,377,613)	(3,921,880)
Net unrealized appreciation (depreciation) on investments	43,772,011	(12,717,946)	522,189	(2,592,715)
Accumulated capital losses	—	(4,388,796)	(1,341,777)	(25,706,968)
Undistributed ordinary income	12,992,025	39,241	32,933	564,557
Other temporary differences	—	—	—	(102,111)
Undistributed capital gains	65,053,298	1,858,489	—	—
Accumulated earnings (deficit)	$121,817,334	$(15,209,012)	$(786,655)	$(27,837,237)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment companies, and real estate investment trusts.

As of September 30, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

					No	No
	Short Term Expiring In				Expiration	Expiration
	2016	2017	2018	2019	Short Term*	Long Term*	Total
Emerging Markets Equity Fund	$—	$—	$—	$—	$8,763,606	$35,329,606	$44,093,212
Mid Cap Fund	—	53,047,209	70,800,792	—	—	—	123,848,001
Small Cap Value Fund**	—	—	4,388,796	—	—	—	4,388,796
Total Return Bond Fund	—	—	—	—	209,952	1,131,825	1,341,777
Ultra Short Duration Fixed Income Fund**	1,769,310	3,231,117	3,336,624	933,830	7,281,827	9,154,260	25,706,968

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capitallosses, there may be a greater likelihood that all or a portion of each Fund’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized bore pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**May be subject to limitation.

108

Notes to Financial Statements (Unaudited) (Continued)

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of March 31, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$ 121,783,421	$3,996,586	$(2,428,493)	$1,568,093
Emerging Markets Equity Fund	17,396,732	609,097	(3,717,367)	(3,108,270)
Merger Arbitrage Fund	233,322,405	4,934,829	(4,639,198)	295,631
Mid Cap Fund	673,435,785	80,697,305	(43,861,651)	36,835,654
Mid Cap Value Fund	326,263,876	49,214,681	(16,137,538)	33,077,143
Premium Yield Equity Fund	139,601,625	11,794,871	(10,260,818)	1,534,053
Sands Capital Select Growth Fund	2,738,977,113	1,374,125,719	(164,134,264)	1,209,991,455
Small Cap Fund	522,669,230	156,201,095	(31,407,486)	124,793,609
Small Cap Value Fund	56,236,527	2,677,184	(5,243,826)	(2,566,642)
Total Return Bond Fund	196,537,726	4,790,675	(3,148,167)	1,642,508
Ultra Short Duration Fixed Income Fund	599,937,894	1,451,164	(4,010,602)	(2,559,438)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2012 through 2015) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may

109

Notes to Financial Statements (Unaudited) (Continued)

be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for complete discussion of these and other risks.

8.	Litigation

In January 2012, the Old Mutual Mid-Cap Fund (which reorganized into the TS&W Mid-Cap Value Fund in March 2009, and was subsequently renamed the Touchstone Mid Cap Value Opportunities Fund in April 2012 and the Touchstone Mid Cap Value Fund in March 2014) was served with a summons and complaint in an action brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust, in the case captioned Weisfelner v. Fund 1 (U.S. Bankr. S.D.N.Y. Adv. Pro. No. 10-4609) (the “Action”). The Action alleges that, under state law, all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company were made, by means of intentional and constructive fraudulent transfer and seeks to recover all those payments. The amount sought to be disgorged is $3,784,800, which is what the Fund received in payments in connection with the leveraged buyout. The Fund (along with thousands of other defendants) has filed a joinder to the currently pending motion to dismiss. The court heard oral argument on the motion to dismiss in January 2015, and in November 2015, the court ruled on the motion to dismiss, dismissing the intentional fraudulent transfer claims but not the constructive fraudulent transfer claims. The path the litigation will follow is uncertain at this time, including whether the parties will appeal the ruling on the motion to dismiss. At this nascent stage of the litigation, it is not possible to assess the likely outcome. The Fund is currently assessing the case and has not yet determined the potential effect, if any, on its net asset value.

9. Subsequent Events

At a meeting of the Board of Trustees (the “Board”) of the Trust held on February 11, 2016, the Board approved Russell Implementation Services, Inc. (“Russell”) as interim sub-advisor, effective February 20, 2016, to the Emerging Markets Equity Fund. The Board also approved the replacement of Russell with a new sub-advisor, Copper Rock Capital Partners, LLC, effective April 19, 2016. Concurrent with the change, effective April 19, 2016, the Emerging Markets Equity Fund was renamed the Touchstone Emerging Markets Small Cap Fund and its principal investment strategies, principal risks, and benchmark index have changed to reflect those of

110

Notes to Financial Statements (Unaudited) (Continued)

the Touchstone Emerging Markets Small Cap Fund. Please refer to the Sub-Advisory and Interim Sub-Advisory Agreement Approval Disclosure in the Other Items section of this report for additional information.

At a meeting of the Board held on May 19, 2016, the Board approved replacing the current sub-advisor of the Small Cap Value Fund, DePrince, Race & Zollo, Inc., with Russell as interim sub-advisor, effective on or about May 21, 2016. Effective on or about July 1, 2016, the Board approved replacing Russell with a new sub-advisor, LMCG Investments, LLC.

There were no other subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

111

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at Touchstonelnvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 through March 31, 2016).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2016" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

112

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2016	2015	2016	2016*
Touchstone Arbitrage Fund
Class A	Actual	2.40%	$1,000.00	$1,043.80	$12.26	**
Class A	Hypothetical	2.40%	$1,000.00	$1,013.00	$12.08	**

Class C	Actual	3.15%	$1,000.00	$1,039.80	$16.06	**
Class C	Hypothetical	3.15%	$1,000.00	$1,009.25	$15.82	**

Class Y	Actual	2.11%	$1,000.00	$1,045.70	$10.79	**
Class Y	Hypothetical	2.11%	$1,000.00	$1,014.45	$10.63	**

Institutional Class	Actual	2.00%	$1,000.00	$1,046.90	$10.23	**
Institutional Class	Hypothetical	2.00%	$1,000.00	$1,015.00	$10.08	**

Touchstone Emerging Markets Equity Fund
Class A	Actual	1.69%	$1,000.00	$1,005.40	$8.47
Class A	Hypothetical	1.69%	$1,000.00	$1,016.55	$8.52

Class C	Actual	2.44%	$1,000.00	$1,001.80	$12.21
Class C	Hypothetical	2.44%	$1,000.00	$1,012.80	$12.28

Class Y	Actual	1.44%	$1,000.00	$1,006.50	$7.22
Class Y	Hypothetical	1.44%	$1,000.00	$1,017.80	$7.26

Institutional Class	Actual	1.29%	$1,000.00	$1,007.10	$6.47
Institutional Class	Hypothetical	1.29%	$1,000.00	$1,018.55	$6.51

Touchstone Merger Arbitrage Fund
Class A	Actual	2.23%	$1,000.00	$1,030.40	$11.32	***
Class A	Hypothetical	2.23%	$1,000.00	$1,013.85	$11.23	***

Class C	Actual	2.98%	$1,000.00	$1,027.40	$15.10	***
Class C	Hypothetical	2.98%	$1,000.00	$1,010.10	$14.98	***

Class Y	Actual	1.93%	$1,000.00	$1,033.00	$9.81	***
Class Y	Hypothetical	1.93%	$1,000.00	$1,015.35	$9.72	***

Institutional Class	Actual	1.82%	$1,000.00	$1,032.90	$9.25	***
Institutional Class	Hypothetical	1.82%	$1,000.00	$1,015.90	$9.17	***

113

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2016	2015	2016	2016*
Touchstone Mid Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,053.80	$6.37
Class A	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26

Class C	Actual	1.99%	$1,000.00	$1,050.10	$10.20
Class C	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02

Class Y	Actual	0.99%	$1,000.00	$1,055.00	$5.09
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00

Class Z	Actual	1.24%	$1,000.00	$1,053.80	$6.37
Class Z	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26

Institutional Class	Actual	0.92%	$1,000.00	$1,055.50	$4.73
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.40	$4.65

Touchstone Mid Cap Value Fund
Class A	Actual	1.28%	$1,000.00	$1,091.20	$6.69
Class A	Hypothetical	1.28%	$1,000.00	$1,018.60	$6.46

Class C	Actual	2.03%	$1,000.00	$1,087.70	$10.60
Class C	Hypothetical	2.03%	$1,000.00	$1,014.85	$10.23

Class Y	Actual	1.03%	$1,000.00	$1,092.70	$5.39
Class Y	Hypothetical	1.03%	$1,000.00	$1,019.85	$5.20

Institutional Class	Actual	0.89%	$1,000.00	$1,093.80	$4.66
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,053.10	$6.16
Class A	Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06

Class C	Actual	1.95%	$1,000.00	$1,049.20	$9.99
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82

Class Y	Actual	0.95%	$1,000.00	$1,055.90	$4.88
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.25	$4.80

Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.07%	$1,000.00	$976.70	$5.29
Class A	Hypothetical	1.07%	$1,000.00	$1,019.65	$5.40

Class C	Actual	1.82%	$1,000.00	$973.10	$8.98
Class C	Hypothetical	1.82%	$1,000.00	$1,015.90	$9.17

Class Y	Actual	0.82%	$1,000.00	$978.00	$4.05
Class Y	Hypothetical	0.82%	$1,000.00	$1,020.90	$4.14

Class Z	Actual	1.06%	$1,000.00	$977.40	$5.24
Class Z	Hypothetical	1.06%	$1,000.00	$1,019.70	$5.35

114

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2016	2015	2016	2016*
Touchstone Small Cap Fund
Class A	Actual	1.38%	$1,000.00	$1,031.70	$7.01
Class A	Hypothetical	1.38%	$1,000.00	$1,018.10	$6.96

Class C	Actual	2.13%	$1,000.00	$1,027.20	$10.79
Class C	Hypothetical	2.13%	$1,000.00	$1,014.35	$10.73

Class Y	Actual	1.13%	$1,000.00	$1,032.80	$5.74
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.35	$5.70

Institutional Class	Actual	1.05%	$1,000.00	$1,032.90	$5.34
Institutional Class	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30

Touchstone Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$1,065.00	$7.12
Class A	Hypothetical	1.38%	$1,000.00	$1,018.10	$6.96

Class C	Actual	2.13%	$1,000.00	$1,060.70	$10.97
Class C	Hypothetical	2.13%	$1,000.00	$1,014.35	$10.73

Class Y	Actual	1.13%	$1,000.00	$1,066.20	$5.84
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.35	$5.70

Institutional Class	Actual	0.98%	$1,000.00	$1,067.00	$5.06
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.10	$4.95

Touchstone Total Return Bond Fund
Class A	Actual	0.88%	$1,000.00	$1,016.30	$4.44
Class A	Hypothetical	0.88%	$1,000.00	$1,020.60	$4.45

Class C	Actual	1.63%	$1,000.00	$1,012.50	$8.20
Class C	Hypothetical	1.63%	$1,000.00	$1,016.85	$8.22

Class Y	Actual	0.63%	$1,000.00	$1,018.50	$3.18
Class Y	Hypothetical	0.63%	$1,000.00	$1,021.85	$3.18

Institutional Class	Actual	0.50%	$1,000.00	$1,018.20	$2.52
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.50	$2.53

115

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2016	2015	2016	2016*
Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,004.90	$3.46
Class A	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49

Class C	Actual	1.19%	$1,000.00	$1,002.40	$5.96
Class C	Hypothetical	1.19%	$1,000.00	$1,019.05	$6.01

Class Y	Actual	0.44%	$1,000.00	$1,006.20	$2.21
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.80	$2.23

Class Z	Actual	0.69%	$1,000.00	$1,004.90	$3.46
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49

Institutional Class	Actual	0.39%	$1,000.00	$1,006.40	$1.96
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,023.05	$1.97

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.58, $12.39, $7.11 and $6.55, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.47, $12.23, $7.01 and $6.46, respectively

***	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.53, $12.32, $7.01 and $6.45, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.47, $12.23, $6.96 and $6.41, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2015, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

116

Other Items (Unaudited) (Continued)

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to one of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds except Touchstone Merger Arbitrage Fund in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based

117

Other Items (Unaudited) (Continued)

upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2015, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds except Touchstone Merger Arbitrage Fund in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2015. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Emerging Markets Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and thirty-six month periods ended June 30, 2015, the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2015. The Board noted management’s discussion of the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s advisory fee and total expense ratio were below the median of its peer group. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2015, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2015. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

118

Other Items (Unaudited) (Continued)

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six- month period ended June 30, 2015, the Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended June 30, 2015, and the Fund’s performance was in the 2nd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2015. The Board noted management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2015. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six month period ended June 30, 2015. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2015, and the Fund’s performance was in the 5th quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2015. The Board noted management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2015, the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2015, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2015. The Board noted management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors consider.

Touchstone Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2015, the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve-month period ended

119

Other Items (Unaudited) (Continued)

June 30, 2015, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2015. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-and twelve-month periods ended June 30, 2015, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2015. The Board noted management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Total Return Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2015, and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the twelve-month period ended June 30, 2015. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2015, and the Fund’s performance was in the 2nd quintile of the Fund’s peer group for the thirty-six-month periods ended June 30, 2015. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

120

Other Items (Unaudited) (Continued)

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s length. The Board reviewed the sub-advisory fee for

121

Other Items (Unaudited) (Continued)

each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Arbitrage Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Emerging Markets Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Total Return Bond. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2015, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor’s focus on each Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding

122

Other Items (Unaudited) (Continued)

each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

Sub-Advisory and Interim Sub-Advisory Agreement Approval Disclosure

At an in-person meeting held on February 11, 2016 (the “Meeting”), Touchstone Advisors, Inc. (“Touchstone”) proposed the replacement of the current sub-advisor of the Touchstone Emerging Markets Equity Fund (the “Fund”), AGF Investments America, Inc. (“AGF”), to the Board of Trustees (the “Board” or “Trustees”) of Touchstone Funds Group Trust. The Board approved replacing AGF with Copper Rock Capital Partners, LLC (“Copper Rock” or the “Sub-Advisor”). The Board also approved Russell Implementation Services, Inc. (“Russell” or the “Interim Sub-Advisor”) as interim sub-advisor to the Fund from February 20, 2016 through April 18, 2016.

Touchstone and Copper Rock provided the Board with various written materials in advance of the Meeting to assist with the Board’s consideration of Copper Rock as sub-advisor. Touchstone provided written and oral information stating the basis for its recommendation to engage Copper Rock and to transition the Fund to the proposed emerging markets small cap strategy. The information also included details regarding Copper Rock’s: (a) investment philosophy and investment process; (b) investment management services proposed to be provided to the Fund; (c) investment management personnel; (d) operating history, infrastructure and financial condition; (e) proposed sub-advisory fees that would be paid to Copper Rock by Touchstone; and (f) reputation, expertise and resources as an investment advisor. The Board then discussed the written materials that the Board received before the Meeting and all other information that the Board received at the Meeting.

The Board, including the Independent Trustees, voting separately, unanimously determined that the proposal to approve the Sub-Advisory Agreement between Touchstone and Copper Rock with respect to the Fund (the “Sub-Advisory Agreement”) would be in the best interests of the Fund. In approving the Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the performance of the Fund and that of a composite of the accounts managed by the Sub-Advisor that use the same emerging markets small cap strategy that the Sub-Advisor proposes to use in managing the Fund; and (4) the terms of the Sub-Advisory Agreement. The Board’s consideration of these factors is summarized below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by Touchstone and Copper Rock regarding the services to be provided by Copper Rock. The Board considered Copper Rock’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also took into consideration that Touchstone was satisfied with Copper Rock’s in-house risk and compliance teams. The Board also took into account Copper Rock’s management of the Touchstone International Small Cap Fund.

Copper Rock’s Compensation. The Board took into consideration the financial condition of Copper Rock and any direct and indirect benefits to be derived by Copper Rock’s relationship with the Fund. In considering the anticipated level of profitability to Copper Rock, the Board noted the proposed contractual undertaking

123

Other Items (Unaudited) (Continued)

of Touchstone to maintain the current levels of expense limitations for the Fund, that the sub-advisory fees under the Sub-Advisory Agreement would be paid by Touchstone out of the advisory fees that it receives from the Fund, and that the sub-advisory fees were negotiated at arm’s length between Touchstone and Copper Rock. As a consequence, the anticipated level of profitability to Copper Rock from its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Copper Rock’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate if Fund assets exceed specified levels.

Sub-Advisory Fees and Fund Performance.The Board considered that the Fund would pay advisory fees to Touchstone and that Touchstone would pay sub-advisory fees to Copper Rock. The Board also considered certain comparative fee information concerning the sub-advisory fees that were paid to AGF for managing the Fund. The Board also compared Copper Rock’s proposed sub-advisory fee to the sub-advisory fee paid to the incumbent sub-advisor, noting that the proposed sub-advisory fee schedule with Copper Rock was identical to the current sub-advisory fee schedule with AGF, the incumbent sub-advisor. The Board considered the amount of the advisory fee to be retained by Touchstone and the amount to be paid to Copper Rock, with respect to the various services to be provided by Touchstone and Copper Rock. The Board also noted that Touchstone negotiated the sub-advisory fee with Copper Rock at arm’s length. The Board also noted that that identical expense caps were expected to remain in place for the Fund following the sub-advisor change.

The Board considered the performance of Copper Rock’s strategies and the Fund’s performance record under AGF’s management. The Board also reviewed Copper Rock’s investment performance, highlighting the firm’s strong performance in its emerging markets small-cap strategy relative to the MSCI Emerging Markets Small Cap Index. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be provided by Copper Rock.

Conclusion. The Board reached the following conclusions regarding the Sub-Advisory Agreement: (a) Copper Rock is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) Copper Rock maintains an appropriate and effective compliance program; (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the services to be provided by Copper Rock; and (d) Copper Rock’s proposed investment strategies are appropriate for pursuing the Fund’s investment goal. In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Touchstone and Russell provided the Board with various written materials in advance of the Meeting to assist with the Board’s consideration of Russell. Touchstone provided written and oral information stating the basis for its recommendation to engage Russell as an interim sub-advisor. The information also included details regarding Russell’s: (a) investment philosophy and investment process; (b) investment management services proposed to be provided to the Fund; (c) investment management personnel; (d) operating history, infrastructure and financial condition; (e) proposed sub-advisory fee that would be paid to Russell by Touchstone; and (f) reputation, expertise and resources as an interim investment advisor. The Board then discussed the written materials that the Board received before the Meeting and all other information that the Board received at the Meeting.

The Board, including the Independent Trustees, voting separately, unanimously determined that the proposal to approve the Interim Sub-Advisory Agreement between Touchstone and Russell with respect to the Fund (the “Interim Sub-Advisory Agreement”) would be in the best interests of the shareholders and the Fund. In approving the Interim Sub-Advisory Agreement, the Board considered various factors, among them: (1) the

124

Other Items (Unaudited) (Continued)

nature, extent, and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Interim Sub-Advisor’s proposed compensation; (3) the Interim Sub-Advisor’s past performance; and (4) the terms of the Interim Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by Touchstone regarding the services to be provided by Russell. The Board considered Russell’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also took into consideration that Touchstone was satisfied with Russell’s in-house risk and compliance teams.

Russell’s Compensation. The Board took into consideration the financial condition of Russell and any direct and indirect benefits to be derived by Russell’s relationship with the Fund. In considering the anticipated level of profitability to Russell, the Board noted the proposed contractual undertaking of Touchstone to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Interim Sub-Advisory Agreement would be paid by Touchstone out of the advisory fee that it receives from the Fund, and that the sub-advisory fee was negotiated at arm’s length between Touchstone and Russell. As a consequence, the anticipated level of profitability to Russell from its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Russell’s management of the Fund to be a substantial factor in its consideration.

Interim Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to Touchstone and that Touchstone would pay an interim sub-advisory fee to Russell. The Board also considered certain comparative fee information concerning the sub-advisory fee that was paid to AGF for managing the Fund. The Board also compared Russell’s proposed interim sub-advisory fee to the sub-advisory fees paid to AGF, noting that the proposed interim sub-advisory fee schedule to Russell was substantially lower than AGF’s sub-advisory fee schedule. The Board considered the amount of the advisory fee to be retained by Touchstone and the amount to be paid to Russell, with respect to the various services to be provided by Touchstone and Russell. The Board also noted that Touchstone negotiated the interim sub-advisory fee with Russell at arm’s length.

The Board also considered Russell’s investment performance and the Fund’s performance record under AGF management. The Trustees also noted that Russell has extensive experience providing transition services including interim management to the Touchstone Funds complex during sub-advisor transitions and that Touchstone was satisfied with Russell’s management of those funds. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from Russell.

Conclusion. The Board reached the following conclusions regarding the Interim Sub-Advisory Agreement: (a) Russell is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) Russell maintains an appropriate compliance program; (c) the Fund’s proposed interim sub-advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by Russell; and (d) Russell’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. In considering the approval of the Interim Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board determined that approval of the Interim Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

125

This page intentionally left blank.

126

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

127

Go paperless, sign up today at:

www.touchstoneinvestments.com

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  5/27/16

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date  5/27/16

* Print the name and title of each signing officer under his or her signature